UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANY


                 Investment Company Act file number 811-05201


                       Thornburg Investment Trust
                       --------------------------
           (Exact name of registrant as specified in charter)


            119 East Marcy Street, Santa Fe, New Mexico 87501
            -------------------------------------------------
           (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
     --------------------------------------------------------------------
                    (Name and address of agent for service)


       Registrant's telephone number, including area code: 505-984-0200


                  Date of fiscal year end: September 30, 2008


                  Date of reporting period: December 31, 2007


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund
Thornburg International Growth Fund
Thornburg Strategic Income Fund



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Thornburg Limited Term Municipal Fund                                                             December 31, 2007


CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
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                                                                        Credit Rating+    Principal
Issuer-Description                                                       Moody's/S&P        Amount            Value


Alabama -- 0.27%
  Mobile GO Warrants, 4.50% due 8/15/2016                                    NR/NR     $  2,875,000  $    2,918,413
Alaska -- 0.83%
  Alaska  Energy  Authority  Power,  6.00% due 7/1/2011  (Bradley  Lake
  Hydroelectric; Insured: FSA)                                              Aaa/AAA         955,000       1,038,581
  Alaska Municipal Bond Bank, 5.00% due 6/1/2014 (Insured: MBIA)            Aaa/AAA       1,175,000       1,278,506
  Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: FSA)              NR/AAA        3,000,000       3,218,700
  North Slope Boro, 5.00% due 6/30/2015 (Insured: MBIA)                     Aaa/AAA       3,250,000       3,557,905
Arizona -- 1.09%
  Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                  NR/A-        1,000,000       1,050,550
  Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                  NR/A-        1,325,000       1,391,754
  Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                  NR/A-        1,440,000       1,511,683
  Mohave County IDA, 5.00% due 4/1/2014  (Mohave  Prison LLC;  Insured:
  XLCA)                                                                     NR/AAA        3,135,000       3,352,256
  Phoenix  Valley of the Sun  YMCA,  3.75% due  1/1/2031  put  1/2/2008
  (LOC: Bank of America) (daily demand notes)                               NR/A-1+         535,534         535,534
  Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)             Baa3/NR         990,000       1,040,094
  Pima County IDA Lease Obligation, 7.25% due 7/15/2010 (Insured: FSA)      Aaa/AAA         290,000         298,862
  Salt  River  Agricultural   Improvement  &  Power  District  Electric
  Systems Revenue, 5.00% due 1/1/2020                                       Aa1/AA        1,205,000       1,218,484
  Show  Low IDA  Hospital,  5.25%  due  12/1/2010  (Navapache  Regional
  Medical Center; Insured: ACA)                                             NR/BBB        1,000,000       1,004,470
  Tucson Water, 9.75% due 7/1/2008                                          Aa3/A+          500,000         516,460
Arkansas -- 0.37%
  Jefferson County Hospital Improvement,  5.50% due 6/1/2010 (Jefferson
  Hospital Association)                                                      NR/A         1,000,000       1,036,290
  Jefferson County Hospital Improvement,  5.50% due 6/1/2011 (Jefferson
  Hospital Association)                                                      NR/A         1,075,000       1,127,030
  Little Rock Hotel & Restaurant GRT, 7.125% due 8/1/2009                    A3/NR        1,820,000       1,884,301
California -- 3.23%
  Abag  Finance  Authority  for  Nonprofit   Corporations,   3.46%  due
  6/1/2037 put 1/2/2008 (LOC: LaSalle Bank) (daily demand notes)           VMIG1/NR       1,285,000       1,285,000
  California HFA, 5.25% due 10/1/2013 (Kaiser Permanente) (ETM)             NR/AAA        2,620,000       2,688,487
  California  State  Department  of   Transportation   COP,  5.25%  due
  3/1/2016 (Insured: MBIA)                                                  Aaa/AAA       1,000,000       1,021,660
  California State  Department of Water  Resources,  3.54% due 5/1/2022
  put 1/2/2008 (LOC: BNP Paribas) (daily demand notes)                    VMIG1/A-1+      2,200,000       2,200,000
  California  State  Department of Water Resources Power Supply,  5.50%
  due 5/1/2012                                                               Aa3/A        2,600,000       2,830,932
  California  State  Department of Water Resources Power Supply,  6.00%
  due 5/1/2013                                                               Aa3/A        2,550,000       2,826,063
  California State GO Kindergarden  University,  3.42% due 5/1/2034 put
  1/2/2008  (LOC:  Citibank,   California  State  Teachers  Retirement)
  (daily demand notes)                                                    VMIG1/A-1+      2,000,000       2,000,000
  California  State  Public Works  Board,  5.00% due 9/1/2016  (Regents
  University of California; Insured: FGIC)                                  Aaa/AAA       3,000,000       3,287,460
  California  State  Public Works  Board,  5.00% due 9/1/2017  (Regents
  University of California; Insured: FGIC)                                  Aaa/AAA       3,000,000       3,289,590
  Escondido USD, 5.60% due 11/1/2009 (Insured: MBIA) (ETM)                  Aaa/AAA       1,250,000       1,272,900
  Northern   California   Public  Power  Agency,   5.00%  due  7/1/2009
  (Geothermal Number 3)                                                     A2/BBB+      11,100,000      11,112,543
  South Orange County Public  Financing  Authority  Special Tax,  8.00%
  due 8/15/2008 (Foothill Area; Insured: FGIC)                              Aaa/AAA       1,500,000       1,542,975
Colorado -- 3.94%
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  2/1/2015
  (Brighton Community Hospital Association; Insured: FHA, MBIA)             NR/AAA        1,530,000       1,651,604
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  8/1/2015
  (Brighton Community Hospital Association; Insured: FHA, MBIA)             NR/AAA        1,565,000       1,694,973
  Central Platte Valley Metropolitan District,  5.00% due 12/1/2031 put
  12/1/2009 (LOC: US Bank)                                                  NR/AA+       12,350,000      12,647,512
  Colorado  Department of Transportation  Anticipation Notes, 6.00% due
  6/15/2008 (Insured: AMBAC)                                                Aaa/AAA       1,500,000       1,520,310
  Colorado  Educational  &  Cultural  Facilities,  4.90%  due  4/1/2008
  (Nashville Public Radio) (ETM)                                             NR/NR          345,000         346,159
  Colorado HFA, 5.25% due 10/1/2026  pre-refunded 10/1/2008 (Children's
  Hospital; Insured: MBIA)                                                  Aaa/AAA       2,295,000       2,310,629
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2016
  (Insured: MBIA)                                                           Aaa/AAA       1,515,000       1,645,184
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2017
  (Insured: MBIA)                                                           Aaa/AAA       1,000,000       1,085,360
  Denver Convention Center Hotel, 5.25% due 12/1/2014 (Insured: XLCA)       Aaa/AAA       3,000,000       3,228,660
  E 470 Public Highway Authority Capital Appreciation,  0% due 9/1/2014
  (Insured: MBIA)                                                           Aaa/AAA       2,110,000       1,618,243
  Highlands  Ranch  Metropolitan  GO  District  3, 5.25% due  12/1/2008
  (Insured: ACA)                                                            NR/CCC          780,000         781,482
  Highlands  Ranch  Metropolitan  GO  District  3, 5.25% due  12/1/2008
  (Insured: ACA)                                                            NR/CCC          905,000         899,145
  Plaza   Metropolitan   District  1,  7.125%  due  12/1/2010   (Public
  Improvement Fee/Tax Increment)                                             NR/NR        6,025,000       6,184,060
  Plaza   Metropolitan   District  1,  7.60%  due   12/1/2016   (Public
  Improvement Fee/Tax Increment)                                             NR/NR        6,000,000       6,357,780
  Southlands Metropolitan GO District 1, 6.75% due 12/1/2016                 NR/NR        1,000,000       1,154,650
Connecticut -- 0.16%
  Connecticut  State  Health  &  Educational   Facilities,   4.90%  due
  7/1/2008 (Insured: FGIC)                                                  Aaa/AAA       1,720,000       1,722,270
Delaware -- 0.58%
  Delaware  EDA,  5.50% due  7/1/2025 put  7/1/2010  (Delmarva  Power &
  Light)                                                                   Baa2/BBB-      2,045,000       2,124,203
  Delaware HFA, 5.25% due 6/1/2011 (Beebe Medical Center)                  Baa1/BBB+      1,275,000       1,299,658
  Delaware  HFA,  5.25%  due  5/1/2012  (Nanticoke  Memorial  Hospital;
  Insured: Radian)                                                           NR/AA        1,370,000       1,416,498
  Delaware  HFA,  5.25%  due  5/1/2013  (Nanticoke  Memorial  Hospital;
  Insured: Radian)                                                           NR/AA        1,445,000       1,489,838
District Of Columbia -- 2.17%
  District  of  Columbia   Capital   Appreciation,   0%  due   4/1/2040
  pre-refunded 4/1/2011 (Georgetown University)                             Aaa/AAA       6,685,000       1,072,809
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)             Aaa/AAA       5,950,000       6,324,850
  District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)              Aaa/AAA       2,875,000       3,130,961
  District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)              Aaa/AAA       4,125,000       4,510,481
  District  of  Columbia  Hospital,   5.10%  due  8/15/2008  (Medlantic
  Healthcare) (ETM)                                                         Aaa/AAA       1,500,000       1,518,570
  District  of  Columbia  Hospital,   5.70%  due  8/15/2008  (Medlantic
  Healthcare) (ETM)                                                         Aaa/AAA       2,280,000       2,307,497
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2009  (Mandarin
  Oriental; Insured: FSA)                                                   Aaa/AAA       2,000,000       1,901,660
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2011  (Mandarin
  Oriental; Insured: FSA)                                                   Aaa/AAA       1,990,000       1,753,369
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2012  (Mandarin
  Oriental; Insured: FSA)                                                   Aaa/AAA       1,480,000       1,251,592
Florida -- 8.25%
  Broward County Airport Systems, 5.00% due 10/1/2014 (Insured: AMBAC)      Aaa/AAA       4,000,000       4,336,440
  Broward County Resource Recovery,  5.375% due 12/1/2009 (Wheelabrator
  South)                                                                     A3/AA        5,000,000       5,145,450
  Broward County School Board COP, 5.25% due 7/1/2016 (Insured: FSA)        Aaa/AAA       7,630,000       8,392,313
  Broward County School Board COP, 5.00% due 7/1/2017 (Insured: FGIC)       Aaa/AAA       1,000,000       1,077,570
  Capital Projects  Finance  Authority,  5.50% due 10/1/2012  (Insured:
  MBIA)                                                                     Aaa/AAA       1,820,000       1,941,776
  Capital Projects  Finance  Authority,  5.50% due 10/1/2015  (Insured:
  MBIA)                                                                     Aaa/AAA       3,260,000       3,461,305
  Capital  Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
  11/1/2010 (Shadow Run; Collateralized: FNMA)                              Aaa/NR        2,190,000       2,273,658
  Crossings  at  Fleming  Island  Community   Development,   5.45%  due
  5/1/2010 (Insured: MBIA)                                                  Aaa/AAA       2,340,000       2,398,056
  Escambia County HFA, 5.125% due 10/1/2014  (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB+      2,755,000       2,789,272
  Escambia  County  HFA,  5.00% due  11/1/2028  pre-refunded  11/1/2010
  (Charity Obligation Group)                                                Aaa/NR        2,500,000       2,562,825
  Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: FSA)        Aaa/AAA       1,605,000       1,729,564
  Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: FSA)        Aaa/AAA       1,500,000       1,621,485
  Florida State  Correctional  Privatization  Commission COP, 5.00% due
  8/1/2015 (Insured: AMBAC)                                                 Aaa/AAA       2,000,000       2,143,140
  Florida State Department of Children & Families, 5.00% due 10/1/2012      NR/AA+          770,000         820,104
  Florida State Department of Children & Families, 5.00% due 10/1/2014      NR/AA+          905,000         974,377
  Florida  State  Department  of Children & Families COP South  Florida
  Evaluation Treatment, 5.00% due 10/1/2015                                 NR/AA+          925,000         998,538
  Hillsborough County Assessment, 5.00% due 3/1/2015 (Insured: FGIC)        Aaa/AAA       5,000,000       5,390,300
  Hillsborough  County IDA PCR,  5.10% due  10/1/2013  (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      6,410,000       6,601,146
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2016
  (Insured: XLCA)                                                           Aaa/AAA       2,000,000       2,144,840
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2017
  (Insured: XLCA)                                                           Aaa/AAA       2,000,000       2,143,700
  Jacksonville  Electric  St.  John's  River  Park  Systems,  5.25% due
  10/1/2012                                                                 Aa2/AA-       5,000,000       5,333,700
  Marion  County  Hospital   District,   5.00%  due  10/1/2015  (Munroe
  Regional Health Systems)                                                   A2/NR        1,000,000       1,041,640
  Miami  Dade  County  Educational  Facilities  Authority,   5.00%  due
  4/1/2016 (University of Miami; Insured: AMBAC)                            Aaa/AAA       3,000,000       3,269,370
  Miami Dade County  School Board COP,  5.50% due 5/1/2030 put 5/1/2011
  (Insured: MBIA)                                                           Aaa/AAA       1,010,000       1,072,327
  Miami Dade County Special  Housing,  5.80% due 10/1/2012 (HUD Section
  8)                                                                        Baa3/NR       2,485,000       2,590,911
  Miami  Street  Sidewalk  Improvement,  5.00% due  1/1/2018  (Insured:
  MBIA)                                                                     Aaa/AAA       1,970,000       2,114,263
  Orange County HFA,  5.80% due  11/15/2009  (Adventist  Health System)
  (ETM)                                                                      A1/NR        1,395,000       1,463,718
  Orange  County  School  District  Series B,  3.50% due  8/1/2025  put
  1/2/2008 (Insured: AMBAC) (daily demand notes)                           VMIG1/NR       4,075,000       4,075,000
  Palm  Beach   County   Public   Improvement,   5.00%  due   11/1/2030
  (Convention Center; Insured: FGIC)                                        Aaa/AAA       3,000,000       3,159,990
  Pelican  Marsh  Community  Development  District,  5.00% due 5/1/2011
  (Insured: Radian)                                                          NR/AA        2,115,000       2,051,465
  South Miami HFA Hospital, 5.00% due 8/15/2016 (Baptist Health)            Aa3/AA-       1,560,000       1,659,871
  St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)        NR/NR        1,755,000       1,840,521
  University of Central Florida  Athletics  Association Inc. COP, 5.00%
  due 10/1/2016 (Insured: FGIC)                                             Aaa/AAA       1,640,000       1,752,209
Georgia -- 1.54%
  Atlanta  Tax  Allocation,  5.25%  due  12/1/2016  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aaa/AAA       3,850,000       4,238,773
  Atlanta  Water  &  Wastewater,   5.00%  due  11/1/2038   pre-refunded
  5/1/2009 (Insured: FGIC)                                                  Aaa/AAA       1,015,000       1,049,561
  Main Street Natural Gas Inc., 5.00% due 3/15/2013                          A1/A+        1,500,000       1,523,925
  Main Street Natural Gas Inc., 5.00% due 3/15/2014                         Aa2/AA-       3,000,000       3,124,740
  Main Street Natural Gas Inc., 5.00% due 3/15/2014                          A1/A+        3,590,000       3,639,434
  Monroe  County   Development   Authority   PCR,  6.75%  due  1/1/2010
  (Oglethorpe Power; Insured: MBIA)                                         Aaa/AAA       2,000,000       2,133,700
  Monroe  County   Development   Authority   PCR,  6.80%  due  1/1/2012
  (Oglethorpe Power; Insured: MBIA)                                         Aaa/AAA       1,000,000       1,123,690
Guam -- 0.09%
  Guam Educational  Financing Foundation COP, 5.00% due 10/1/2010 (Guam
  Public Schools)                                                            NR/A-        1,000,000       1,031,790
Hawaii -- 0.19%
  Hawaii State  Department of Budget & Finance Special  Purpose,  4.95%
  due 4/1/2012 (Hawaiian Electric Company; Insured: MBIA)                   Aaa/AAA       2,000,000       2,106,620
Idaho -- 0.28%
  Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                        NR/NR        1,640,000       1,602,854
  Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                        NR/NR        1,455,000       1,410,652
Illinois -- 9.63%
  Bolingbrook, 0% due 1/1/2016 (Insured: MBIA)                              Aaa/NR        1,500,000       1,072,095
  Bolingbrook, 0% due 1/1/2017 (Insured: MBIA)                              Aaa/NR        2,000,000       1,352,080
  Broadview Tax Increment Revenue, 5.375% due 7/1/2015                       NR/NR        3,400,000       3,418,224
  Champaign  County  Community  School  District  116, 0% due  1/1/2009
  (ETM)                                                                     Aaa/AAA       1,205,000       1,167,006
  Champaign  County  Community  School  District  116, 0% due  1/1/2009
  (Insured: FGIC)                                                           Aaa/AAA       2,140,000       2,070,279
  Chicago, 6.125% due 1/1/2012 (Insured: AMBAC)                             Aaa/AAA       1,000,000       1,104,660
  Chicago, 5.375% due 1/1/2013 (Insured: MBIA)                              Aaa/AAA       3,000,000       3,182,730
  Chicago Board of Education GO, 6.00% due 12/1/2009 (Insured: FGIC)        Aaa/AAA       2,000,000       2,108,200
  Chicago  Capital  Appreciation,   0%  due  1/1/2016  (City  Colleges;
  Insured: FGIC)                                                            Aaa/AAA       2,670,000       1,914,684
  Chicago Gas Supply,  4.75% due  3/1/2030 put  6/30/2014  (Peoples Gas
  Light & Coke)                                                              A1/A-        1,500,000       1,539,195
  Chicago Housing Authority Capital Program, 5.25% due 7/1/2010 (ETM)       Aaa/NR        2,300,000       2,416,955
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2015
  (Insured: FSA)                                                            Aaa/AAA       8,460,000       9,168,779
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2016
  (Insured: FSA)                                                            Aaa/AAA       2,000,000       2,172,940
  Chicago Metropolitan Water Reclamation  District,  7.00% due 1/1/2011
  (ETM)                                                                     Aaa/NR        1,070,000       1,143,242
  Chicago Midway Airport, 5.40% due 1/1/2009 (Insured: MBIA)                Aaa/AAA       1,340,000       1,348,871
  Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: MBIA)                Aaa/AAA       1,180,000       1,282,318
  Chicago O'Hare International  Airport,  5.625% due 1/1/2014 (Insured:
  AMBAC)                                                                    Aaa/AAA       3,065,000       3,070,915
  Chicago Park District Parking Facility, 5.75% due 1/1/2010 (ETM)         Baa1/CCC       1,000,000       1,050,020
  Cook County, 6.25% due 11/15/2013 (Insured: MBIA)                         Aaa/AAA       3,995,000       4,592,372
  Cook  County  Community  Consolidated  School  District  GO,  0%  due
  12/1/2010 (Insured: FSA)                                                  Aaa/NR        2,000,000       1,816,340
  Cook County  Community  Consolidated  School  District  GO, 9.00% due
  12/1/2016 (Tinley Park; Insured: FGIC)                                    Aaa/NR        2,500,000       3,418,175
  Cook County  Community  School  District GO, 9.00% due 12/1/2013 (Oak
  Park; Insured: FGIC)                                                      Aaa/NR        2,250,000       2,910,532
  Du  Page  County  Forest  Preservation  District,  0%  due  11/1/2009
  (Partial ETM)                                                             Aaa/AAA       5,000,000       4,713,900
  Illinois DFA, 6.00% due 11/15/2009 (Adventist Health; Insured: MBIA)      Aaa/AAA       3,635,000       3,815,005
  Illinois DFA, 6.00% due 11/15/2010 (Adventist Health; Insured: MBIA)      Aaa/AAA       3,860,000       4,138,808
  Illinois DFA Community Rehab Providers, 6.00% due 7/1/2015                NR/BBB        1,450,000       1,465,863
  Illinois   DFA   Multi   Family   Housing,    5.55%   due   7/20/2008
  (Collateralized: GNMA)                                                    NR/AAA          190,000         191,110
  Illinois  DFA PCR,  5.70% due  1/15/2009  (Commonwealth  Edison  Co.;
  Insured: MBIA)                                                            NR/AAA        3,000,000       3,076,530
  Illinois Financing Authority Student Housing, 5.00% due 5/1/2014          Baa3/NR       3,895,000       3,922,070
  Illinois HFA, 6.50% due 2/15/2008 (Iowa Health System)                    Aa3/NR        1,290,000       1,294,076
  Illinois HFA, 6.50% due 2/15/2009 (Iowa Health System)                    Aa3/NR        1,375,000       1,414,724
  Illinois HFA, 6.50% due 2/15/2010 (Iowa Health System) (ETM)              Aa3/NR        1,465,000       1,539,334
  Illinois  HFA,  6.00% due  2/15/2011  (Iowa Health  System;  Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       1,560,000       1,665,784
  Illinois  HFA,  5.50%  due  11/15/2011   (Methodist  Medical  Center;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,085,050
  Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                    A3/A-        1,500,000       1,588,230
  Illinois Hospital District, 5.50% due 1/1/2010 (Insured: FGIC)            Aaa/AAA       1,040,000       1,082,910
  Illinois State GO, 5.00% due 10/1/2017                                    Aa3/AA        2,000,000       2,143,080
  Kane  County  Forest  Preservation  District,  5.00%  due  12/15/2015
  (Insured: FGIC)                                                           Aaa/AAA       2,780,000       3,047,325
  Lake  County  Community  High  School  District,   0%  due  12/1/2011
  (Insured: FGIC)                                                           Aaa/NR        3,235,000       2,811,991
  McHenry & Kane Counties Community  Consolidated  School District,  0%
  due 1/1/2010 (Insured: FGIC)                                              Aaa/AAA       1,000,000         932,780
  McHenry & Kane Counties Community  Consolidated  School District,  0%
  due 1/1/2012 (Insured: FGIC)                                              Aaa/AAA       2,200,000       1,896,928
  Metropolitan Pier & Exposition  Authority Dedicated State Tax, 0% due
  6/15/2013 (McCormick; Insured: MBIA)                                      Aaa/AAA       1,045,000         856,022
  Naperville City, Du Page & Will Counties Economic Development,  6.10%
  due 5/1/2008  (Hospital & Health  System  Association;  LOC: Bank One
  N.A.)                                                                      NR/AA          675,000         676,188
  Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                  A3/A-        1,000,000       1,039,410
  Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                  A3/A-        1,000,000       1,035,450
  Southwestern  Illinois  Development  Authority,  5.125% due 8/15/2016
  (Anderson Hospital)                                                      Baa2/BBB       2,375,000       2,420,434
  State of Illinois  Waubonsee  Community  College  District GO, 0% due
  12/15/2013 (Insured: FGIC)                                                Aaa/AAA       3,000,000       2,317,290
Indiana -- 5.09%
  Allen County  Economic  Development,  5.60% due  12/30/2009  (Indiana
  Institute of Technology)                                                   NR/NR          760,000         776,872
  Allen County  Economic  Development,  5.00% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR        1,370,000       1,392,399
  Allen County Jail Building Corp. First Mortgage,  5.75% due 10/1/2010
  (ETM)                                                                     Aa3/NR        1,115,000       1,191,645
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2014
  (Insured: XLCA)                                                           Aaa/NR        1,000,000       1,082,870
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2015
  (Insured: XLCA)                                                           Aaa/NR        1,480,000       1,609,041
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2016
  (Insured: XLCA)                                                           Aaa/NR        1,520,000       1,649,732
  Allen County Redevelopment District, 5.00% due 11/15/2016                  A3/NR        1,000,000       1,039,160
  Ball State  University  Student  Fee,  5.75% due  7/1/2012  (Insured:
  FGIC)                                                                     Aaa/AAA       1,000,000       1,082,140
  Boonville  Junior High School  Building Corp., 0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           850,000         770,627
  Boonville  Junior High School  Building Corp., 0% due 1/1/2011 (State
  Aid Withholding)                                                           NR/A           850,000         752,556
  Boonville  Junior High School  Building Corp., 0% due 7/1/2011 (State
  Aid Withholding)                                                           NR/A           950,000         824,201
  Carmel   Redevelopment   Authority  Lease  Performing  Arts,  0%  due
  2/1/2015                                                                  Aa2/AA        1,575,000       1,183,124
  Center  Grove  2000  Building  First  Mortgage,  5.00% due  7/15/2010
  (Insured: AMBAC) (ETM)                                                    Aaa/AAA       1,135,000       1,186,688
  Dekalb  County  Redevelopment   Authority  Lease  Rental,  5.25%  due
  1/15/2014 (Mini Mill Local Public Improvement; Insured: XLCA)             Aaa/AAA       1,000,000       1,061,160
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       Aaa/AAA         910,000         943,816
  Elberfeld J. H. Castle School Building Corp.  First Mortgage,  0% due
  7/5/2008 (Insured: MBIA)                                                  NR/AAA        1,860,000       1,830,705
  Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              Aaa/AAA       1,000,000       1,088,140
  Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              Aaa/AAA       1,000,000       1,093,010
  Huntington   Economic   Development,   6.15%  due  11/1/2008  (United
  Methodist Membership)                                                      NR/NR          365,000         367,672
  Huntington   Economic   Development,   6.20%  due  11/1/2010  (United
  Methodist Membership)                                                      NR/NR          790,000         802,608
  Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             Aa2/NR        1,500,000       1,581,930
  Indiana  Multi  School  Building  Corp.  First  Mortgage,  5.00%  due
  7/15/2016 (Insured: MBIA)                                                 Aaa/AAA       5,000,000       5,483,250
  Indiana State Educational  Facilities Authority,  5.75% due 10/1/2009
  (University of Indianapolis)                                               NR/A-          670,000         694,294
  Indiana  State  Finance  Authority  Facilities,   Forensic  &  Health
  Science, 5.00% due 7/1/2016 (Insured: MBIA)                               Aaa/AAA       1,030,000       1,127,685
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  1/1/2015
  (Waterworks; Insured: MBIA)                                               Aaa/AAA       1,000,000       1,088,530
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  7/1/2015
  (Waterworks; Insured: MBIA)                                               Aaa/AAA       1,000,000       1,092,680
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  7/1/2016
  (Insured: FGIC)                                                           Aaa/AAA       1,030,000       1,117,705
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2008 (Insured: FGIC)                                                 Aaa/AAA         440,000         447,022
  Knox  Middle  School  Building  Corp.   First  Mortgage,   6.00%  due
  7/15/2009 (Insured: FGIC)                                                 Aaa/AAA         455,000         474,884
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                           Aaa/AAA       1,200,000       1,304,304
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                           Aaa/AAA       1,250,000       1,365,400
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2013
  (Insured: MBIA)                                                           Aaa/AAA       1,055,000       1,139,495
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2014
  (Insured: MBIA)                                                           Aaa/AAA       1,135,000       1,235,039
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2015
  (Insured: MBIA)                                                           Aaa/AAA       1,140,000       1,246,031
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2016  (146th
  Street Extension A)                                                        NR/A+        1,660,000       1,749,922
  Perry Township Multi School Building,  5.00% due 7/10/2014  (Insured:
  FSA)                                                                      Aaa/NR        2,130,000       2,316,226
  Peru Community  School Corp.  First Mortgage,  0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           835,000         757,028
  Plainfield  Community  High School  Building  Corp.  First  Mortgage,
  5.00% due 1/15/2015 (Insured: FGIC)                                       Aaa/AAA       1,445,000       1,572,406
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)          Aaa/AAA       2,095,000       2,276,972
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                              NR/AA          995,000       1,052,362
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                              NR/AA        1,095,000       1,180,136
  West Clark 2000 School Building Corp., 5.25% due 1/15/2014  (Insured:
  MBIA)                                                                     Aaa/AAA       1,335,000       1,464,054
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (State Aid Withholding)                                                   Aaa/AAA       2,080,000       2,253,056
Iowa -- 2.17%
  Ankeny  Community  School  District  Sales & Services Tax,  5.00% due
  7/1/2010                                                                  NR/AA-        2,900,000       3,023,743
  Des Moines  Limited  Obligation,  4.40% due  12/1/2015  put 12/1/2011
  (Des Moines Parking Associates; LOC: Wells Fargo Bank)                     NR/NR        2,770,000       2,770,526
  Dubuque Community School District, 5.00% due 1/1/2013                      NR/NR        1,600,000       1,624,000
  Dubuque Community School District, 5.00% due 7/1/2013                      NR/NR        1,640,000       1,664,600
  Iowa Finance Authority, 6.50% due 2/15/2009 (Iowa Health Services)        Aa3/NR        1,825,000       1,883,218
  Iowa Finance Authority, 6.50% due 2/15/2010 (Iowa Health Services)        Aa3/NR        2,955,000       3,122,223
  Iowa Finance Authority,  6.00% due 2/15/2011  pre-refunded  2/15/2010
  (Iowa Health Services; Insured:AMBAC)                                     Aaa/AAA       3,145,000       3,348,199
  Iowa Finance Authority Trinity Health, 5.75% due 12/1/2010                Aa2/AA        3,295,000       3,435,795
  Iowa  Higher  Education  Loan  Authority,  3.75%  due  11/1/2032  put
  1/2/2008 (Loras College; LOC: LaSalle Bank) (daily demand notes)          NR/A-1+       2,850,000       2,850,000
Kentucky -- 1.46%
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: MBIA) (ETM)                                                      Aaa/AAA       2,835,000       2,945,650
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: MBIA)                                                            Aaa/AAA       4,565,000       4,729,705
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured: MBIA) (ETM)                                                      Aaa/AAA       3,775,000       3,996,894
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured MBIA)                                                             Aaa/AAA       4,055,000       4,276,890
Louisiana -- 2.83%
  East Baton Rouge Sewer Commn., 5.00% due 2/1/2018 (Insured: FSA)          Aaa/AAA       3,000,000       3,237,390
  Louisiana Environmental  Facilities & Community Development Authority
  Multi Family, 5.00% due 9/1/2012 (Bellemont Apartments)                   Baa3/NR       1,000,000         984,430
  Louisiana Public  Facilities  Authority,  5.75% due 10/1/2008 (Loyola
  University)                                                                A1/A+        1,000,000       1,015,560
  Louisiana   Public   Facilities   Authority,   5.375%  due  12/1/2008
  (Wynhoven Health Care Center; Guaranty: Archdiocese of New Orleans)        NR/NR          500,000         497,795
  Louisiana Public Facilities  Authority  Hospital,  5.50% due 7/1/2010
  (Franciscan Missionaries; Insured: FSA)                                   Aaa/AAA       1,000,000       1,051,640
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2014
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000       1,030,170
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2015
  (Ochsner Clinic Foundation)                                                A3/NR        1,825,000       1,877,012
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2016
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000       1,024,690
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2017
  (Ochsner Clinic Foundation)                                                A3/NR        1,035,000       1,056,694
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2018
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000       1,016,410
  Louisiana  State  Citizens  Property   Insurance  Corp.,   5.00%  due
  6/1/2015 (Insured: AMBAC)                                                 Aaa/AAA       5,000,000       5,346,150
  Louisiana State GO, 5.50% due 11/15/2008 (Insured: FGIC)                  Aaa/AAA       1,980,000       2,022,233
  Louisiana State Offshore Terminal Authority,  4.25% due 10/1/2037 put
  10/1/2010 (Deepwater Port Loop LLC)                                        A3/A         4,200,000       4,253,088
  Monroe Sales Tax Increment  Garrett Road Economic  Development  Area,
  5.00% due 3/1/2017 (Insured: Radian)                                      Aa3/AA        1,505,000       1,521,796
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       2,400,000       2,480,592
  Orleans Parish School Board, 0% due 2/1/2008 (ETM)                        AAA/AAA       1,115,000       1,111,365
  Regional  Transportation  Authority,  8.00% due  12/1/2011  (Insured:
  FGIC)                                                                     Aaa/AAA       1,250,000       1,445,238
Massachusetts -- 3.71%
  Massachusetts  DFA Resource  Recovery,  5.50% due  1/1/2011  (Seamass
  Partnership; Insured: MBIA)                                               Aaa/AAA       3,470,000       3,676,187
  Massachusetts GO, 6.00% due 11/1/2008                                     Aa2/AA        1,000,000       1,024,380
  Massachusetts GO Construction Loan, 5.00% due 9/1/2015                    Aa2/AA       10,000,000      10,928,100
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2011 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,345,000       2,479,322
  Massachusetts Health & Educational  Facilities Authority,  5.375% due
  5/15/2012 (New England Medical Center Hospital; Insured: FGIC)            Aaa/AAA       3,415,000       3,709,885
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2012 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,330,000       2,481,613
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2013 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        3,215,000       3,443,265
  Massachusetts Industrial Finance Agency Biomedical, 0% due 8/1/2008       Aa2/AA-       1,000,000         981,390
  Massachusetts Industrial Finance Agency Biomedical, 0% due 8/1/2010       Aa2/AA-      13,000,000      11,894,480
Michigan -- 2.49%
  Dickinson County Economic  Development  Corp.  Environmental  Impact,
  5.75% due 6/1/2016 (International Paper Co.)                             Baa3/BBB       3,715,000       3,841,867
  Dickinson County Healthcare  Systems,  5.50% due 11/1/2013  (Insured:
  ACA)                                                                      NR/CCC        2,205,000       2,245,175
  Gull Lake  Community  School  District GO, 0% due 5/1/2013  (Insured:
  FGIC)                                                                     Aaa/AAA       3,000,000       2,283,960
  Michigan  HFA,  5.375% due 7/1/2012  (Port Huron  Hospital;  Insured:
  FSA)                                                                      Aaa/AAA       1,710,000       1,712,822
  Michigan State  Building  Authority,  5.00% due 10/15/2015  (Insured:
  AMBAC)                                                                    Aaa/AAA       6,000,000       6,571,800
  Michigan State COP, 5.00% due 9/1/2031 put 9/1/2011 (Insured: MBIA)       Aaa/AAA       6,000,000       6,302,700
  Michigan State HFA, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)       A1/A+        1,000,000       1,035,420
  Michigan State Hospital  Finance  Authority,  3.76% due 11/1/2040 put
  1/2/2008 (Insured: CIFG) (daily demand notes)                           VMIG1/A-1+      1,100,000       1,100,000
  Michigan  State  Strategic  Fund  Detroit   Educational,   4.85%  due
  9/1/2030 put 9/1/2011 (Detroit Edison Co.; Insured: AMBAC)                Aaa/NR        2,075,000       2,161,797
Minnesota -- 1.13%
  Dakota  County  Community  Development  Agency Multi Family  Housing,
  5.00% due 11/1/2017 (Commons on Marice)                                    NR/NR        1,150,000       1,092,443
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,000,000       1,035,390
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,500,000       1,557,810
  Minneapolis  St.  Paul  Metropolitan  Airports,  5.00%  due  1/1/2017
  (Insured: AMBAC)                                                          Aaa/AAA       8,005,000       8,655,326
Mississippi -- 0.53%
  Gautier Utility District Systems, 5.50% due 3/1/2012 (Insured: FGIC)      Aaa/NR        1,020,000       1,100,743
  Mississippi   Development  Bank  Public  Improvement  GO,  4.75%  due
  7/1/2017                                                                   NR/NR        1,565,000       1,538,019
  Mississippi State GO, 6.20% due 2/1/2008 (ETM)                            Aaa/AAA       3,175,000       3,181,382
Missouri -- 0.21%
  Missouri Development Finance Board Healthcare  Facilities,  4.80% due
  11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                        Aa2/NR        1,275,000       1,302,668
  Missouri State Health & Educational  Facilities Authority,  5.00% due
  6/1/2011 (SSM Healthcare Corp.)                                           NR/AA-        1,000,000       1,046,900
Montana -- 1.66%
  Forsyth PCR, 5.00% due 10/1/2032 put 12/30/2008 (Avista Corp.;
  Insured: AMBAC)                                                           Aaa/AAA      11,440,000      11,634,251
  Forsyth PCR, 5.20% due 5/1/2033 put 5/1/2009 (Portland General)           Baa1/A        4,385,000       4,436,655
  Montana  Facilities  Finance  Authority,  5.00% due 1/1/2015 (Benefis
  Health Systems; Insured: Assured Guaranty)                                NR/AAA        1,000,000       1,075,060
  Montana  Facilities  Finance  Authority,  5.00% due 1/1/2016 (Benefis
  Health Systems; Insured: Assured Guaranty)                                NR/AAA        1,000,000       1,075,690
Nebraska -- 0.78%
  Madison  County  Hospital   Authority,   5.25%  due  7/1/2010  (Faith
  Regional Health Services; Insured: Radian)                                 NR/AA        1,455,000       1,500,658
  Madison  County  Hospital   Authority,   5.50%  due  7/1/2012  (Faith
  Regional Health Services; Insured: Radian)                                 NR/AA        1,625,000       1,690,520
  Omaha Public Power District Electric Systems B, 5.00% due 2/1/2013        Aa2/AA        5,000,000       5,332,450
Nevada -- 1.09%
  Clark County District 121, 5.00% due 12/1/2015 (Insured: AMBAC)           Aaa/AAA       1,945,000       2,106,260
  Clark County School District GO, 5.00% due 6/15/2015 (Insured: MBIA)      Aaa/AAA       1,000,000       1,077,320
  Las  Vegas  Special  Local  Improvement   District  707,  5.125%  due
  6/1/2011 (Insured: FSA)                                                   Aaa/AAA       1,630,000       1,675,461
  Nevada  Housing  Division  Multi Family  Housing,  4.80% due 4/1/2008
  (Collateralized: FNMA)                                                    NR/AAA          205,000         205,182
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2009
  (Insured: Radian)                                                          NR/AA        1,000,000       1,017,620
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2010
  (Insured: Radian)                                                          NR/AA        1,000,000       1,030,180
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2011
  (Insured: Radian)                                                          NR/AA        1,285,000       1,330,309
  Washoe County School District, 5.50% due 6/1/2008 (Insured: FSA)          Aaa/AAA       3,500,000       3,536,820
New Hampshire -- 1.23%
  Manchester  Housing &  Redevelopment  Authority,  6.05% due  1/1/2012
  (Insured: ACA)                                                           Baa3/CCC       1,500,000       1,537,500
  New Hampshire Health & Educational  Facilities Medical Centers, 5.00%
  due 10/1/2016 (Southern NH Health Systems)                                 NR/A-        1,260,000       1,287,682
  New Hampshire Health & Educational  Facilities Medical Centers, 5.00%
  due 10/1/2017 (Southern NH Health Systems)                                 NR/A-        1,000,000       1,018,470
  New  Hampshire  IDA,  3.75% due  12/1/2009  (Central  Vermont  Public
  Services; LOC: Citizens Bank)                                             Aa2/AA-       2,880,000       2,911,853
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2016  (Insured:
  MBIA)                                                                     Aaa/AAA       2,985,000       3,284,843
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2017  (Insured:
  MBIA)                                                                     Aaa/AAA       3,130,000       3,448,259
New Jersey -- 2.68%
  Gloucester County Pollution Control,  3.34% due 1/1/2022 put 1/2/2008
  (ExxonMobil) (daily demand notes)                                       VMIG1/A-1+        700,000         700,000
  Hudson County COP, 7.00% due 12/1/2012 (Insured: MBIA)                    Aaa/AAA       1,000,000       1,158,750
  Hudson County COP, 6.25% due 12/1/2014 (Insured: MBIA)                    Aaa/AAA       1,500,000       1,739,430
  New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                    NR/NR        1,000,000         982,710
  New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                    NR/NR        1,000,000         966,650
  New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012  (Insured:
  FGIC)                                                                     Aaa/AAA       7,375,000       7,816,025
  New Jersey State Transit  Corp.  COP,  5.25% due 9/15/2013  (Insured:
  AMBAC)                                                                    Aaa/AAA       5,000,000       5,455,750
  New Jersey State Transit  Corp.  COP,  5.50% due 9/15/2013  (Insured:
  AMBAC)                                                                    Aaa/AAA       7,650,000       8,445,523
  Tobacco Settlement Financing Corp, 6.125% due 6/1/2024                    Aaa/AAA         500,000         531,120
  Union County Industrial PCR Financing Authority,  3.37% due 10/1/2024
  put 1/2/2008 (Exxon Project) (daily demand notes)                       VMIG1/A-1+      1,500,000       1,500,000
New Mexico -- 0.77%
  Belen   Consolidated   School  District  No  2,  4.00%  due  8/1/2008
  (Insured: MBIA)                                                           Aaa/NR        1,000,000       1,006,070
  Farmington PCR, 3.50% due 9/1/2024 put 1/2/2008 (LOC:  Barclays Bank)
  (daily demand notes)                                                      P1/A-1+         840,000         840,000
  New Mexico  Finance  Authority  State Office  Building Tax, 5.00% due
  6/1/2013 pre-refunded 6/1/2011                                            Aa1/AAA       1,325,000       1,403,784
  New Mexico  Highway  Commission  Tax,  5.00% due 6/15/2011  (Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       4,865,000       5,147,608
New York -- 5.19%
  Hempstead Town IDA Resource Recovery,  5.00% due 12/1/2008  (American
  Ref-Fuel; Insured: MBIA)                                                  Aaa/AAA       1,000,000       1,011,500
  Metropolitan   Transitional   Authority,   3.56%  due  11/1/2026  put
  1/2/2008 (LOC: BNP Paribas) (daily demand notes)                        VMIG1/A-1+        400,000         400,000
  Monroe  County  Industrial  Development  Agency,  5.375% due 6/1/2017
  (St. John Fisher College; Insured: Radian)                                 NR/AA        3,705,000       3,793,735
  New York City Housing  Development Corp. Multi Family Housing,  5.50%
  due 11/1/2009 (Insured: FHA)                                              Aa2/AA          185,000         186,125
  New York City IDA,  5.25% due 6/1/2011  (Lycee  Francais de New York;
  Insured: ACA)                                                             NR/CCC        2,215,000       2,241,115
  New York City IDA,  5.25% due 6/1/2012  (Lycee  Francais de New York;
  Insured: ACA)                                                             NR/CCC        2,330,000       2,360,080
  New York City Transitional  Finance Authority  Facilities,  5.00% due
  11/1/2012                                                                 Aa1/AAA       5,000,000       5,385,900
  New York City Transitional  Finance Authority  Facilities,  5.00% due
  11/1/2014                                                                 Aa1/AAA       2,000,000       2,188,840
  New York City Transitional  Finance Authority  Facilities,  5.00% due
  11/1/2015                                                                 Aa1/AAA       1,500,000       1,651,080
  New  York  Dormitory  Authority  Mental  Health  Services  Facilities
  Improvement, 5.00% due 8/15/2010 (Insured: MBIA)                          Aaa/AAA       1,600,000       1,670,592
  New York State,  3.38% due  8/1/2016  put  1/2/2008  (LOC:  JP Morgan
  Chase Bank) (daily demand notes)                                        VMIG1/A-1+      3,600,000       3,600,000
  New York State Dormitory Authority,  5.50% due 7/1/2012 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,820,000       1,904,703
  New York State Dormitory Authority,  5.50% due 7/1/2013 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,500,000       1,579,080
  New  York  State  Dormitory  Authority,   5.25%  due  11/15/2026  put
  5/15/2012 (Insured: AMBAC)                                                Aaa/AAA       4,000,000       4,285,200
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2012 (Insured: SONYMA)                                     Aa1/NR        2,000,000       2,084,560
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2013 (Insured: SONYMA)                                     Aa1/NR        4,600,000       4,794,488
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2014 (Insured: SONYMA)                                     Aa1/NR        1,500,000       1,563,420
  New York State  Dormitory  Authority  Hospital,  5.25% due  8/15/2013
  (Presbyterian Hospital; Insured: FHA & FSA)                               Aaa/AAA       3,650,000       3,975,215
  New  York  State  Thruway  Authority  Service  Contract,   5.50%  due
  4/1/2013 (Local Highway & Bridge; Insured: XLCA)                          Aaa/AAA       1,000,000       1,081,980
  Oneida  County IDA,  6.00% due 1/1/2009  (Faxton  Hospital;  Insured:
  Radian)                                                                    NR/AA          710,000         724,697
  Port Authority 148th, 5.00% due 8/15/2017 (Insured: FSA)                  Aaa/AAA       4,725,000       5,221,503
  Tobacco Settlement  Financing Corp. Asset Backed,  5.25% due 6/1/2012
  (Secured: State Contingency Contract)                                     A1/AA-           40,000          40,062
  Tobacco Settlement Financing Corp. Asset Backed, 5.25% due 6/1/2013       A1/AA-        3,050,000       3,070,953
  Tobacco Settlement  Financing Corp. Asset Backed,  5.25% due 6/1/2013
  (Insured: XLCA)                                                           Aaa/AAA       2,000,000       2,013,000
North Carolina -- 2.83%
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2016                                                             Aa3/AA-       3,420,000       3,633,511
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2017                                                             Aa3/AA-       2,000,000       2,119,280
  North Carolina Eastern  Municipal Power Agency Power Systems,  5.375%
  due 1/1/2011                                                             Baa1/BBB       3,000,000       3,118,980
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.25%
  due 1/1/2012                                                             Baa1/BBB         650,000         677,079
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.50%
  due 1/1/2012                                                             Baa1/BBB       1,100,000       1,155,869
  North Carolina  Eastern  Municipal Power Agency Power Systems,  5.25%
  due 1/1/2013                                                             Baa1/BBB       1,055,000       1,106,431
  North Carolina  Infrastructure  Finance Corp. COP, 5.00% due 2/1/2017
  (Correctional Facilities)                                                 Aa1/AA+       2,400,000       2,558,808
  North Carolina  Municipal Power Agency,  6.00% due 1/1/2008  (Catawba
  Electric; Insured: MBIA)                                                  Aaa/AAA       3,900,000       3,900,000
  North Carolina  Municipal Power Agency,  6.00% due 1/1/2010  (Catawba
  Electric; Insured: MBIA)                                                  Aaa/AAA       2,400,000       2,532,528
  North Carolina  Municipal Power Agency,  5.50% due 1/1/2013  (Catawba
  Electric)                                                                  A3/A-        2,505,000       2,655,125
  North Carolina  Municipal Power Agency,  6.375% due 1/1/2013 (Catawba
  Electric)                                                                  A3/A-        1,000,000       1,060,610
  North  Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
  2/1/2016 (Correctional Facilities)                                        Aa1/AA+       5,000,000       5,358,900
  University  of  North  Carolina  Systems  Pool,  5.00%  due  4/1/2012
  (Insured: AMBAC)                                                          Aaa/AAA       1,030,000       1,102,656
North Dakota -- 0.15%
  Ward  County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
  Obligated Group)                                                          NR/BBB+       1,560,000       1,596,863
Ohio -- 2.41%
  Akron COP, 5.00% due 12/1/2013 (Insured: Assured Guaranty)                NR/AAA        3,000,000       3,233,880
  Akron COP, 5.00% due 12/1/2014 (Insured: Assured Guaranty)                NR/AAA        2,000,000       2,169,020
  Cleveland Cuyahoga County Port Authority, 6.00% due 11/15/2010             NR/NR        2,290,000       2,366,486
  Greater  Cleveland  Regional  Transportation  Authority GO, 5.00% due
  12/1/2015 (Insured: MBIA)                                                 Aaa/NR        1,000,000       1,102,330
  Hudson City Library Improvement, 6.35% due 12/1/2011                      Aa1/NR        1,400,000       1,537,158
  Lorain  County  Hospital,  6.00% due  9/1/2008  (Catholic  Healthcare
  Partners; Insured: MBIA)                                                  Aaa/AAA       1,200,000       1,221,528
  Mahoning Valley  Sanitary  District,  5.85% due 11/15/2008  (Insured:
  FSA)                                                                      Aaa/AAA       1,300,000       1,331,954
  Mahoning Valley  Sanitary  District,  5.90% due 11/15/2009  (Insured:
  FSA)                                                                      Aaa/AAA         770,000         809,871
  Montgomery County, 6.00% due 12/1/2008 (Catholic Health Initiatives)      Aa2/AA        2,250,000       2,306,385
  Montgomery County, 6.00% due 12/1/2009 (Catholic Health Initiatives)      Aa2/AA        2,385,000       2,502,676
  Montgomery County, 6.00% due 12/1/2010 (Catholic Health Initiatives)      Aa2/AA        1,530,000       1,635,233
  Ohio  State  Unlimited  Tax  GO,  5.75%  due  6/15/2010  pre-refunded
  6/15/2009                                                                 Aa1/AA+       5,000,000       5,193,600
  Reading  Development,  6.00% due  2/1/2009  (St.  Mary's  Educational
  Institute; Insured: Radian)                                                NR/AA          975,000         995,436
Oklahoma -- 1.14%
  Comanche  County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
  Radian)                                                                   Aa3/AA        1,000,000       1,024,810
  Comanche  County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
  Radian)                                                                   Aa3/AA        1,340,000       1,394,726
  Grand River Dam Authority, 5.50% due 6/1/2010                              A2/A-        1,200,000       1,261,380
  Jenks Aquarium Authority First Mortgage, 5.50% due 7/1/2010 (ETM)         Aaa/NR          325,000         334,997
  Oklahoma DFA Health Facilities, 5.75% due 6/1/2011 (Insured: AMBAC)       Aaa/AAA         740,000         799,947
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2011   (Duncan   Regional
  Hospital)                                                                  NR/A-        1,215,000       1,268,618
  Oklahoma DFA Hospital, 5.00% due 10/1/2012 (Unity Health Center)           NR/A-        1,070,000       1,107,846
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2012   (Duncan   Regional
  Hospital)                                                                  NR/A-        1,330,000       1,393,215
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2013   (Duncan   Regional
  Hospital)                                                                  NR/A-        1,350,000       1,420,646
  Oklahoma  State  Industrial  Health  Authority,  6.00% due  8/15/2010
  pre-refunded 8/15/2009 (Integris Health Systems; Insured: MBIA)           Aaa/AAA         190,000         200,638
  Oklahoma  State  Industrial  Health  Authority,  6.00% due  8/15/2010
  (Integris Health Systems; Insured: MBIA)                                  Aaa/AAA       2,150,000       2,270,378
Oregon -- 0.56%
  Clackamas County HFA, 5.00% due 5/1/2008 (Legacy Health Systems)          A1/AA-        4,000,000       4,023,120
  Oregon  State  Department  Administrative  Services  COP,  5.00%  due
  11/1/2014 (Insured: FGIC)                                                 Aaa/AAA       1,000,000       1,079,880
  Oregon  State  Department  Administrative  Services  COP,  5.00%  due
  11/1/2015 (Insured: FGIC)                                                 Aaa/AAA       1,000,000       1,083,620
Pennsylvania -- 2.08%
  Allegheny  County  Hospital  Development,  6.30% due 5/1/2009  (South
  Hills Health System) (ETM)                                                Baa1/NR         795,000         814,112
  Chester  County School  Authority,  5.00% due 4/1/2016  (Intermediate
  School; Insured: AMBAC)                                                   NR/AAA        1,915,000       2,080,628
  Geisinger Authority Health Systems, 5.50% due 8/15/2009                   Aa2/AA        1,000,000       1,022,760
  Northampton  County IDA,  5.35% due 7/1/2010  (Moravian  Hall Square;
  Insured: Radian)                                                           NR/AA        1,200,000       1,201,116
  Pennsylvania  Higher  Educational  Facilities,  5.00%  due  8/15/2008
  (University of Pennsylvania Health Systems)                               Aa3/AA-       1,250,000       1,261,312
  Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: FSA)                 Aaa/AAA       3,000,000       3,248,130
  Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: FSA)                 Aaa/AAA       3,315,000       3,570,852
  Pittsburgh, 5.00% due 9/1/2012 (Insured: MBIA)                            Aaa/AAA       3,415,000       3,661,461
  Pittsburgh, 5.50% due 9/1/2014 (Insured: AMBAC)                           Aaa/AAA       2,000,000       2,132,580
  Sayre  HFA,  5.00% due  7/1/2008  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       1,255,000       1,266,922
  Sayre  HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       1,400,000       1,485,260
  Sayre  HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       1,000,000       1,070,990
Puerto Rico -- 0.09%
  Puerto Rico Commonwealth  Highway & Transportation  Authority,  5.00%
  due 7/1/2008 (Insured: FGIC)                                              Aaa/AAA       1,000,000       1,008,560
Rhode Island -- 0.77%
  Providence GO, 5.50% due 1/15/2012 (Insured: FGIC)                        Aaa/AAA       1,880,000       2,035,100
  Rhode  Island  COP,  5.00%  due  10/1/2014  (Providence  Plantations;
  Insured MBIA)                                                             Aaa/AAA       1,000,000       1,075,420
  Rhode Island State  Economic  Development  Corp.,  5.75% due 7/1/2010
  (Providence Place Mall; Insured: Radian)                                   NR/AA        1,560,000       1,605,739
  Rhode  Island  State  Health & Education  Building  Corp.,  4.50% due
  9/1/2009 (Butler Hospital; LOC: Bank of America)                          NR/AA+        1,960,000       1,995,849
  Rhode  Island  State  Health & Education  Building  Corp.,  5.25% due
  7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/AA+        1,565,000       1,669,479
South Carolina -- 1.26%
  Georgetown  County  Environmental  Improvement,  5.70%  due  4/1/2014
  (International Paper Co.)                                                Baa3/BBB       7,975,000       8,417,852
  Greenville  County School District  Building Equity Sooner  Tomorrow,
  5.25% due 12/1/2015                                                       Aa3/AA-       1,000,000       1,076,810
  Greenwood  County  Hospital  Facilities,  5.00% due  10/1/2013  (Self
  Regional Healthcare; Insured: FSA)                                        Aaa/AAA       2,000,000       2,144,160
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2015
  (Insured: Assured Guaranty)                                               Aaa/AAA       1,000,000       1,088,620
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2016
  (Insured: Assured Guaranty)                                               Aaa/AAA       1,000,000       1,090,960
South Dakota -- 0.11%
  South Dakota State Health & Educational  Facilities Authority,  5.50%
  due 9/1/2011 (Rapid City Regional Hospital; Insured: MBIA)                Aaa/AAA       1,100,000       1,177,495
Tennessee -- 1.85%
  Franklin  County Health &  Educational  Facilities  Board,  4.75% due
  9/1/2009 (University of the South)                                         NR/A+          685,000         694,206
  Metro  Government   Nashville  Multi  Family,  7.50%  due  11/15/2010
  pre-refunded 5/15/2010                                                    Aaa/AAA       2,000,000       2,197,260
  Metro Government Nashville Water & Sewer, 6.50% due 12/1/2014 (ETM)       Aaa/AAA       1,240,000       1,473,430
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2014                    Aa3/AA-         975,000       1,009,564
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                    Aa3/AA-       3,000,000       3,104,040
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                    Aa3/AA-       5,000,000       5,120,800
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                    Aa3/AA-       5,000,000       5,211,250
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                    Aa3/AA-       1,450,000       1,498,764
Texas -- 14.50%
  Amarillo Health Facilities Corp.,  5.50% due 1/1/2011 (St.  Anthony's
  Hospital Corp.; Insured: FSA)                                             Aaa/NR        1,350,000       1,432,188
  Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           Aaa/AAA       2,890,000       3,138,135
  Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           Aaa/AAA       1,520,000       1,657,165
  Bell County Health Facilities  Development Corp., 6.25% due 8/15/2010
  (Scott & White Memorial Hospital; Insured: MBIA)                          Aaa/AAA       1,000,000       1,072,470
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.00% due
  1/1/2011 (American Opportunity Housing; Insured: MBIA)                    Aaa/NR        1,800,000       1,859,670
  Brazos River  Authority,  4.90% due  10/1/2015  (Center Point Energy;
  Insured: MBIA)                                                            Aaa/AAA       2,475,000       2,548,804
  Cedar Hill ISD GO, 0% due 8/15/2010 (Guaranty: PSF)                       NR/AAA          440,000         393,536
  Clint ISD GO, 5.50% due 2/15/2011 (Guaranty: PSF)                         Aaa/AAA       1,700,000       1,815,498
  Clint ISD GO, 5.50% due 2/15/2012 (Guaranty: PSF)                         Aaa/AAA       1,155,000       1,228,343
  Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016             Aaa/AAA       1,465,000       1,608,057
  Corpus Christi Business & Job Development  Corp.,  5.00% due 9/1/2012
  (Arena Project; Insured: AMBAC)                                           Aaa/AAA       1,025,000       1,098,052
  Corpus Christi Utility Systems, 5.50% due 7/15/2008 (Insured: FSA)        Aaa/AAA       2,000,000       2,026,940
  Corpus Christi Utility Systems, 5.50% due 7/15/2009 (Insured: FSA)        Aaa/AAA       4,780,000       4,955,426
  Duncanville ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                      Aaa/AAA       4,945,000       4,440,017
  Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                      Aaa/AAA       1,245,000       1,074,709
  Fort Worth Water & Sewer, 5.25% due 2/15/2011 pre-refunded 2/15/2008      Aa2/NR        3,800,000       3,809,766
  Fort  Worth  Water & Sewer,  5.25% due  2/15/2011  (Tarrant  & Denton
  County)                                                                   Aa2/AA        1,390,000       1,473,344
  Grapevine Colleyville ISD GO, 0% due 8/15/2011 (Guaranty: PSF)            Aaa/AAA       7,350,000       6,486,522
  Grapevine GO, 5.25% due 2/15/2012 (Insured: FGIC)                         Aaa/AAA       2,005,000       2,008,429
  Harris County GO, 0% due 8/1/2008                                         Aa1/AA+       7,000,000       6,874,420
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.45% due 2/15/2011 (Teco; Insured: AMBAC)                                Aaa/AAA       3,385,000       3,499,278
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.00% due 11/15/2015 (Teco; Insured: MBIA)                                Aaa/AAA       1,500,000       1,587,645
  Harris County  Hospital  District,  5.75% due 2/15/2011  pre-refunded
  8/15/2010 (Insured: MBIA)                                                 Aaa/AAA      10,000,000      10,638,700
  Harris County  Hospital  District,  5.75% due 2/15/2012  pre-refunded
  8/15/2010 (Insured: MBIA)                                                 Aaa/AAA       2,000,000       2,127,740
  Harris  County  Hospital  District  Mortgage,   7.40%  due  2/15/2010
  (Insured: AMBAC)                                                          Aaa/AAA       1,265,000       1,319,673
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
  (Insured: MBIA)                                                           Aaa/AAA       1,275,000       1,361,623
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
  (Insured: MBIA)                                                           Aaa/AAA       1,500,000       1,602,870
  Harris  County  Sports  Authority  Senior  Lien,  0%  due  11/15/2010
  (Insured: MBIA)                                                           Aaa/AAA       3,260,000       2,961,221
  Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           Aaa/AAA       6,190,000       4,765,062
  Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             NR/AAA        2,170,000       1,428,185
  Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                           Aaa/AAA       1,000,000         671,760
  Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                           Aaa/AAA       1,250,000       1,059,950
  Laredo GO, 5.00% due 2/15/2018 (Insured: MBIA)                            Aaa/AAA       2,000,000       2,168,860
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                Aaa/AAA       1,660,000       1,768,282
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                Aaa/AAA       1,745,000       1,876,747
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                Aaa/AAA       1,835,000       1,989,580
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                Aaa/AAA       1,930,000       2,101,577
  Mesquite ISD GO, 0% due 8/15/2011  pre-refunded  8/15/2010 (Guaranty:
  PSF)                                                                      NR/AAA        1,865,000       1,621,729
  Mesquite ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                         NR/AAA        1,200,000       1,041,312
  Midlothian ISD GO, 0% due 2/15/2008 (Guaranty: PSF) (ETM)                 Aaa/NR        1,055,000       1,050,991
  Midlothian ISD GO, 0% due 2/15/2008 (Guaranty: PSF)                       Aaa/NR          360,000         358,632
  Midlothian ISD GO, 0% due 2/15/2009 (Guaranty: PSF) (ETM)                 Aaa/NR          570,000         549,868
  Midlothian ISD GO, 0% due 2/15/2009 (Guaranty: PSF)                       Aaa/NR          630,000         607,679
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2010  (Insured:
  Radian)                                                                   Aa3/AA          700,000         723,933
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2011  (Insured:
  Radian)                                                                   Aa3/AA          740,000         775,905
  North  Central  Health  Facility  Development  Hospital,   5.00%  due
  5/15/2017 (Baylor Health Care System)                                     Aa2/AA-       5,000,000       5,100,500
  North East ISD GO, 5.00% due 8/1/2016                                     Aaa/AAA       2,000,000       2,195,520
  Richardson  Refunding & Improvement GO, 5.00% due 2/15/2014 (Insured:
  MBIA)                                                                     Aaa/AAA       3,000,000       3,250,230
  Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  Baa2/BBB-      6,000,000       6,168,360
  Socorro  ISD  GO,   5.75%  due   2/15/2011   pre-refunded   2/15/2008
  (Guaranty: PSF)                                                           NR/AAA        1,970,000       1,976,481
  Spring Branch ISD GO, 7.50% due 2/1/2011 (Guaranty: PSF)                  Aaa/AAA         500,000         561,720
  Tarrant  County  Health  Facilities   Development  Corp.,  5.75%  due
  2/15/2008 (Texas Health Resources Systems; Insured: MBIA) (ETM)           Aaa/AAA       3,000,000       3,009,780
  Tarrant  County  Health  Facilities   Development  Corp.,  5.75%  due
  2/15/2009  pre-refunded  2/15/2008 (Texas Health  Resources  Systems;
  Insured: MBIA)                                                            Aaa/AAA       3,000,000       3,069,540
  Tarrant  County  Health  Facilities   Development  Corp.,  6.00%  due
  11/15/2009 (Adventist/Sunbelt Health System) (ETM)                         A1/NR          650,000         684,125
  Tarrant  County  Health  Facilities   Development  Corp.,  5.75%  due
  2/15/2011  pre-refunded  2/15/2008 (Texas Health  Resources  Systems;
  Insured: MBIA)                                                            Aaa/AAA       1,400,000       1,432,452
  Tarrant  County  Health  Facilities   Development  Corp.,  6.10%  due
  11/15/2011 pre-refunded 11/15/2010 (Adventist/Sunbelt Health System)       A1/NR          730,000         794,496
  Tarrant  County  Health  Facilities   Development  Corp.,  5.25%  due
  2/15/2017  pre-refunded  2/15/2008 (Texas Health  Resources  Systems,
  Insured: MBIA)                                                            Aaa/AAA       5,000,000       5,112,700
  Texarkana Health Facilities  Development  Corp.,  5.75% due 10/1/2008
  (Wadley Regional Medical Center; Insured: MBIA)                           Aaa/AAA       1,500,000       1,528,935
  Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: MBIA)             Aaa/AAA       1,000,000         810,150
  Texas State Affordable  Housing Corp.,  4.85% due 9/1/2012  (Insured:
  MBIA)                                                                     Aaa/AAA       1,945,000       1,953,188
  Texas   State   Public   Finance   Authority,   6.00%  due   8/1/2011
  pre-refunded 8/1/2009 (State Preservation; Insured: FSA)                  Aaa/AAA       1,000,000       1,045,710
  Texas State Public Finance Authority,  5.00% due 10/15/2014  (Stephen
  F. Austin University Financing; Insured: MBIA)                            Aaa/NR        1,305,000       1,422,633
  Texas State Public Finance Authority,  5.00% due 10/15/2015  (Stephen
  F. Austin University Financing; Insured: MBIA)                            Aaa/NR        1,450,000       1,586,126
  Tomball Hospital Authority, 5.00% due 7/1/2013                            Baa3/NR       1,460,000       1,472,571
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2008 (Ascension Health; Insured: MBIA)                              Aaa/AAA       2,300,000       2,351,566
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: MBIA)                              Aaa/AAA       2,000,000       2,105,860
  Washington  County Health  Facilities  Development  Corp.,  5.35% due
  6/1/2009 (Trinity Medical Center; Insured: ACA)                           NR/CCC          870,000         865,311
  Washington  County Health  Facilities  Development  Corp.,  5.75% due
  6/1/2019 (Trinity Medical Center; Insured: ACA)                           NR/CCC        3,840,000       3,863,386
  Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019  (Insured:
  MBIA)                                                                     Aaa/AAA       2,835,000       3,114,871
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aaa/AAA       2,435,000       2,649,475
Utah -- 0.68%
  Intermountain Power Agency Supply, 5.00% due 7/1/2012 (ETM)               Aaa/AAA       4,355,000       4,361,358
  Salt Lake County Municipal Building Authority, 5.50% due 10/1/2009        Aa1/AA+       1,500,000       1,561,560
  Utah State Board of Regents  Auxiliary  Systems & Student Fee,  5.00%
  due 5/1/2010                                                               NR/AA          510,000         529,875
  Utah  State  Board  of  Regents,   5.25%  due  8/1/2008   (University
  Hospital; Insured: MBIA)                                                  Aaa/AAA       1,000,000       1,012,640
Virginia -- 0.88%
  Alexandria IDA, 5.75% due 10/1/2008 (Institute for Defense; Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       1,070,000       1,092,085
  Alexandria IDA, 5.75% due 10/1/2009 (Institute for Defense;  Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       1,130,000       1,182,737
  Alexandria IDA, 5.75% due 10/1/2010 (Institute for Defense;  Insured:
  AMBAC) (ETM)                                                              Aaa/AAA       1,195,000       1,277,802
  Chesterfield County IDA PCR, 5.50% due 10/1/2009 (VEPCO)                  Baa1/A-       1,500,000       1,509,825
  Norton  IDA  Hospital   Improvement,   5.75%  due  12/1/2012  (Norton
  Community Hospital; Insured: ACA)                                         NR/CCC        1,460,000       1,479,841
  Suffolk  Redevelopment  Housing  Authority,  4.85% due  7/1/2031  put
  7/1/2011 (Windsor at Potomac; Collateralized: FNMA)                       Aaa/NR        3,000,000       3,132,840
Washington -- 2.68%
  Chelan County Public Utilities, 0% due 6/1/2014 (Insured: MBIA)           Aaa/AAA       2,000,000       1,551,180
  Energy Northwest Washington Electric, 4.95% due 7/1/2008 (Wind)            A3/A-        1,760,000       1,772,197
  Energy Northwest Washington Electric, 4.95% due 7/1/2008 (Wind)            A3/A-          705,000         709,886
  Energy Northwest Washington Electric,  5.375% due 7/1/2013 (Number 1;
  Insured: FSA)                                                             Aaa/AAA       2,000,000       2,143,660
  Energy Northwest Washington Electric, 5.00% due 7/1/2017 (Number 3)       Aaa/AA-       5,470,000       5,993,916
  Snohomish  County  Public  Utilities  District 1 Electric,  5.00% due
  12/1/2015 (Insured: FSA)                                                  Aaa/AAA       5,015,000       5,426,481
  Washington  State  HFA,  5.50% due  12/1/2009  (Providence  Services;
  Insured: MBIA) (ETM)                                                      Aaa/AAA       1,500,000       1,568,160
  Washington State HFA, 5.00% due 7/1/2013 (Overlake  Hospital;  Credit
  Support: Assured Guaranty)                                                Aaa/AAA       1,000,000       1,065,700
  Washington  State Public Power  Supply,  5.00% due 7/1/2011  (Nuclear
  Number 2; Insured: FSA)                                                   Aaa/AAA       1,000,000       1,028,900
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2008
  (Nuclear Number 3)                                                        Aaa/AA-         830,000         817,210
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2008
  (Nuclear Number 3)                                                        Aaa/AA-       1,140,000       1,122,318
  Washington  State  Public Power  Supply  Systems,  6.00% due 7/1/2008
  (Nuclear Number 1; Insured: AMBAC)                                        Aaa/AAA       1,000,000       1,014,380
  Washington  State  Public Power  Supply  Systems,  5.40% due 7/1/2012
  (Nuclear Number 2; Insured: FSA)                                          Aaa/AAA       1,300,000       1,412,164
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2013
  (Nuclear Number 3; Insured: MBIA-IBC)                                     Aaa/AAA       1,760,000       1,434,717
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2015
  (Nuclear Number 3; Insured: MBIA-IBC)                                     Aaa/AAA       3,000,000       2,230,680
West Virginia -- 0.17%
  Harrison County Nursing  Facility,  5.625% due 9/1/2010 (Salem Health
  Care Corp.; LOC: Fleet Bank)                                               NR/NR          245,000         244,988
  Kanawha,  Mercer,  Nicholas,  Counties Single Family Mortgage, 0% due
  2/1/2015 pre-refunded 2/1/2014                                            Aaa/NR        2,260,000       1,609,143
Wisconsin -- 0.33%
  Bradley PCR, 6.75% due 7/1/2009 (Owens Illinois Waste) (ETM)               NR/B         1,500,000       1,580,100
  Wisconsin State Health & Educational Facilities Authority,  6.00% due
  8/15/2008 (Aurora Health Care Inc.; Insured: MBIA)                        Aaa/AAA       2,000,000       2,035,200
Wyoming -- 0.35%
  West Park Hospital District, 5.90% due 7/1/2010 (Insured: ACA)            NR/CCC        1,400,000       1,400,910
  Wyoming Farm Loan Board, 0% due 4/1/2009                                   NR/AA        2,500,000       2,394,775


Total Investments -- 98.48% (Cost $1,057,208,748)                                                   $ 1,078,287,091


    OTHER ASSETS LESS LIABILITIES -- 1.52%                                                               16,604,576


    NET ASSETS -- 100.00%                                                                           $ 1,094,891,667

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
IDA        Industrial Development Authority
ISD        Independent School District
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
USD        Unified School District
XLCA       Insured by XL Capital Assurance





Thornburg California Limited Term Municipal Fund                                                  December 31, 2007

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX

                                                                        Credit Rating+    Principal
Issuer-Description                                                       Moody's/S&P        Amount            Value


ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts)                                                            A3/NR      $    435,000  $      450,064
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts)                                                            A3/NR           455,000         471,398
Alameda  County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
AMBAC)                                                                     NR/AAA         1,830,000       2,071,798
Bay Area Toll Bridge Revenue, 5.00% due 4/1/2016                           Aa3/AA         2,075,000       2,288,123
California HFA, 5.25% due 10/1/2013 (Kaiser Permanente) (ETM)              NR/AAA         2,000,000       2,052,280
California HFA, 9.875% due 2/1/2017                                        Aa2/AA-          670,000         687,212
California Mobile Home Park Financing  Authority,  4.75% due 11/15/2010
(Rancho Vallecitos; Insured: ACA)                                          NR/CCC           500,000         491,170
California Mobile Home Park Financing  Authority,  5.00% due 11/15/2013
(Rancho Vallecitos; Insured: ACA)                                          NR/CCC           570,000         553,960
California  PCR  Authority  Solid Waste  Disposal,  6.75% due  7/1/2011
(ETM)                                                                      Aaa/NR         1,890,000       2,013,946
California PCR Authority Solid Waste  Disposal,  5.00% due 6/1/2018 put
6/1/2008                                                                   NR/BBB         1,100,000       1,102,662
California  PCR  Authority  Solid Waste  Disposal,  5.25% due  6/1/2023
(AMT)                                                                     Baa1/BBB+       2,000,000       2,072,020
California State Department of  Transportation  COP, 5.25% due 3/1/2016
(Insured: MBIA)                                                            Aaa/AAA        2,000,000       2,043,320
California State Department of Water Resources,  3.54% due 5/1/2022 put
1/2/2008 (LOC: BNP Paribas) (daily demand notes)                         VMIG1/A-1+       1,200,000       1,200,000
California   State  Department  of  Water  Sub-Series  F-4,  3.45%  due
5/1/2020 put 1/2/2008  (LOC:  JP Morgan Chase Bank,  Societe  Generale)
(daily demand notes)                                                     VMIG1/A-1+       1,100,000       1,100,000
California State GO, 6.60% due 2/1/2010 (Insured: MBIA)                    Aaa/AAA          560,000         597,800
California State GO, 5.75% due 10/1/2010 (Insured: FSA)                    Aaa/AAA        1,000,000       1,069,290
California State GO, 5.50% due 3/1/2012 (Insured: FGIC)                    Aaa/AAA          230,000         230,925
California State GO, 6.25% due 9/1/2012                                     A1/A+         3,000,000       3,288,990
California State GO Economic Recovery, 5.25% due 7/1/2013                  Aa3/AA+        2,500,000       2,738,100
California State Public Works Board Lease,  5.50% due 6/1/2010 (Various
Universities)                                                              Aa2/AA-          780,000         807,362
California   State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
(Department of Corrections; Insured: AMBAC)                                Aaa/AAA        2,000,000       2,184,840
California  State  Public  Works  Board  Lease,   5.00%  due  11/1/2015
(Various Universities)                                                     Aa2/AA-        1,000,000       1,078,000
California State Public Works Board Lease,  5.00% due 6/1/2017 (Regents
of University of California; Insured FGIC)                                 Aaa/AAA        2,000,000       2,185,460
California State Public Works Board Lease,  5.00% due 9/1/2017 (Regents
of University of California; Insured: FGIC)                                Aaa/AAA        1,235,000       1,354,215
California State Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)        Aaa/AAA        1,000,000       1,124,820
California  Statewide  Community  Development  Authority,   5.125%  due
6/1/2008 (Louisiana Orthopedic Hospital Foundation; Insured: AMBAC)        Aaa/AAA          595,000         600,075
California  Statewide  Community  Development   Authority,   5.25%  due
8/1/2014 (EAH-East Campus Apartments; Insured: ACA)                        NR/CCC         1,215,000       1,199,011
California  Statewide  Community  Development   Authority,   4.70%  due
11/1/2036 put 6/1/2009 (Kaiser Permanente)                                  NR/A+         2,000,000       2,040,960
California  Statewide  Community  Development  Authority COP, 6.50% due
8/1/2012 (Cedars Sinai Center Hospital; Insured: MBIA)                     Aaa/AAA          660,000         703,025
California  Statewide  Community  Development  Authority COP, 5.30% due
12/1/2015 (Kaiser Permanente) (ETM)                                        Aaa/AAA        2,785,000       2,903,920
Central Union High School District Imperial County,  5.00% due 8/1/2012
(Insured: FGIC)                                                            Aaa/AAA          830,000         890,640
Cerritos  California  Public Financing  Authority,  5.00% due 11/1/2014
(Tax Allocation Redevelopment; Insured: AMBAC)                             Aaa/AAA        1,260,000       1,365,399
Corona Norco USD Capital Appreciation, 0% due 9/1/2017 (Insured: FSA)      Aaa/AAA        1,595,000       1,071,298
Daly City Housing  Development  Financing Agency,  5.00% due 12/15/2019
(Franciscan Mobile Home Park)                                               NR/A-         1,815,000       1,881,229
East Palo  Alto  Public  Financing,  5.00%  due  10/1/2014  (University
Circle Gateway/101; Insured: Radian)                                       Aa3/AA           670,000         694,797
East Palo  Alto  Public  Financing,  5.00%  due  10/1/2016  (University
Circle Gateway/101; Insured: Radian)                                       Aa3/AA           735,000         761,291
El Monte COP  Senior  Department  Public  Services  Facility  Phase II,
5.00% due 1/1/2009 (Insured: AMBAC)                                        Aaa/AAA          955,000         963,012
Fillmore  Public  Financing   Authority,   5.00%  due  5/1/2016  (Water
Recycling; Insured: CIFG)                                                  Aaa/AAA          735,000         791,852
Fresno USD GO, 5.00% due 8/1/2009 (Insured: FSA) (ETM)                     Aaa/AAA          545,000         551,180
Hawaiian Gardens Redevelopment Agency, 5.50% due 12/1/2008                 NR/BBB+          575,000         583,602
High Desert California Memorial Health Care, 5.40% due 10/1/2011            NR/NR         2,500,000       2,465,325
Kern High School District, 7.00% due 8/1/2010 (ETM)                         A1/NR           165,000         180,809
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking; Insured: ACA)                               NR/CCC           835,000         832,503
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking; Insured: ACA)                               NR/CCC           435,000         439,933
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                        Aaa/AAA        1,400,000       1,478,568
Los Angeles  County  Capital  Asset Leasing  Corp.,  5.00% due 4/1/2008
(Insured: AMBAC)                                                           Aaa/AAA        2,000,000       2,009,640
Los Angeles  County  Schools,  5.00% due  6/1/2016  (Pooled  Financing;
Insured: MBIA)                                                             Aaa/AAA        1,000,000       1,081,680
Los Angeles  County  Schools,  5.00% due  6/1/2017  (Pooled  Financing;
Insured: MBIA)                                                             Aaa/AAA        1,010,000       1,091,204
Los Angeles  Department  of Water & Power  Series A, 5.25% due 7/1/2011
(Insured: MBIA)                                                            Aaa/AAA        3,000,000       3,205,200
Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: MBIA)                     Aaa/AAA        2,500,000       2,735,925
Milpitas  California  Agency  Tax  Allocation  Area  No  1,  5.00%  due
9/1/2015 (Redevelopment; Insured: MBIA)                                    Aaa/AAA        2,000,000       2,132,460
Moorpark  Mobile  Home Park,  5.80% due  5/15/2010  (Villa Del  Arroyo;
Insured: ACA)                                                              NR/CCC           765,000         776,299
Northern   California   Public   Power   Agency,   5.00%  due  7/1/2009
(Geothermal Number 3)                                                      A2/BBB+        4,000,000       4,004,520
Norwalk  California  Redevelopment  Agency  Tax  Allocation,  5.00% due
10/1/2014 (Insured: MBIA)                                                  Aaa/AAA          625,000         676,794
Oxnard Financing  Authority Solid Waste,  5.00% due 5/1/2013  (Insured:
AMBAC) (AMT)                                                               NR/AAA         2,115,000       2,234,603
Pomona USD GO, 6.10% due 2/1/2010 (Insured: MBIA)                          Aaa/AAA          320,000         339,280
Richmond Joint Powers  Financing  Authority  Lease & Gas Tax, 5.25% due
5/15/2013                                                                   NR/A-           555,000         557,625
Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A1/A+         1,000,000       1,013,100
Sacramento City Financing Authority, 0% due 11/1/2014 (Insured: MBIA)      Aaa/AAA        3,310,000       2,540,458
Sacramento County Sanitation  District Financing  Authority,  5.75% due
12/1/2009                                                                  Aa3/AA           560,000         588,140
San Bernardino  County Multi Family  Housing,  4.75% due 12/15/2031 put
12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       Aaa/NR         3,100,000       3,246,599
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.10% due 9/1/2011                                                  NR/NR           190,000         193,661
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.20% due 9/1/2012                                                  NR/NR           205,000         210,638
San  Bernardino  County  Special Taxes  Community  Facilities  District
2002-1, 5.30% due 9/1/2013                                                  NR/NR           300,000         310,050
San Bernardino  County  Transportation  Authority  Sales Tax, 6.00% due
3/1/2010 (ETM)                                                             Aaa/AAA          555,000         571,073
San Diego County COP, 5.625% due 9/1/2012 (Insured: AMBAC)                 Aaa/AAA          500,000         522,020
San Diego  County  COP  Developmental  Services  Foundation,  5.50% due
9/1/2017                                                                   Baa3/BB        2,000,000       2,053,560
San Diego Public Facilities  Financing  Authority,  5.00% due 5/15/2020
(Insured: FGIC)                                                            Aaa/AAA          500,000         500,650
San Francisco,  5.00% due 6/15/2014  (Laguna Honda  Hospital;  Insured:
FSA)                                                                       Aaa/AAA        2,320,000       2,509,358
San  Francisco  City & County  Redevelopment  Agency,  0% due  7/1/2010
(George R Moscone Convention Center)                                       A1/AA-         1,380,000       1,265,336
San  Jose  Evergreen  Community  College  District,   0%  due  9/1/2011
crossover refunded 9/1/2010 (Insured: AMBAC)                               Aaa/AAA        2,200,000       1,897,038
Seal Beach Redevelopment  Agency Mobile Home Park, 5.20% due 12/15/2013
(Insured: ACA)                                                             NR/CCC           575,000         576,679
Southeast  Resources Recovery  Facilities  Authority Lease,  5.375% due
12/1/2013 (Insured: AMBAC) (AMT)                                           Aaa/AAA        1,060,000       1,146,051
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                           Aaa/AAA          350,000         385,623
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                           Aaa/AAA          250,000         275,445
Stanton Multi Family Housing Bond Series 1997,  5.625% due 8/1/2029 put
8/1/2009 (Continental Gardens; Collateralized: FNMA)                       NR/AAA         4,385,000       4,477,699
Val Verde USD COP, 5.00% due 1/1/2014 (Insured: FGIC) (ETM)                Aaa/AAA          445,000         484,360
Val Verde USD COP, 5.00% due 1/1/2014 (Insured: FGIC)                      Aaa/AAA          430,000         461,506
Victorville  Redevelopment  Agency,  5.00% due  12/1/2014  (Bear Valley
Road Special Escrow Fund; Insured: FSA)                                    Aaa/AAA          340,000         355,405
Walnut Valley USD GO, 6.90% due 2/1/2008 (Insured: MBIA)                   Aaa/AAA          250,000         250,798
Walnut Valley USD GO, 7.00% due 8/1/2008 (Insured: MBIA)                   Aaa/AAA          100,000         102,304
Walnut Valley USD GO, 8.75% due 8/1/2010 (Insured: MBIA) (ETM)             Aaa/AAA        1,000,000       1,137,960
Washington Township Health Care District, 5.00% due 7/1/2009                A3/NR           450,000         458,789
Washington  USD COP,  5.00% due  8/1/2017  (New High  School;  Insured:
AMBAC)                                                                     Aaa/AAA          725,000         776,729
Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 Aaa/AAA        1,000,000       1,001,900


TOTAL INVESTMENTS -- 97.13%(Cost $ 105,989,511)                                                     $   107,814,343


    OTHER ASSETS LESS LIABILITIES -- 2.87%                                                                3,191,055


    NET ASSETS -- 100.00%                                                                           $   111,005,398

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
USD        Unified School District





Thornburg Intermediate Municipal Fund                                                             December 31, 2007



CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX

                                                                        Credit Rating+    Principal
Issuer-Description                                                       Moody's/S&P        Amount            Value

Alabama -- 0.47%
  Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA) (ETM)          Aaa/AAA    $    800,000  $      817,864
  Lauderdale  County & Florence City Health Care  Authority,  5.75% due
  7/1/2013 (Coffee Health; Insured: MBIA)                                   Aaa/AAA       1,600,000       1,670,224
Alaska -- 0.60%
  Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: FGIC)           Aaa/AAA       2,470,000       2,642,406
  Anchorage GO, 6.00% due 10/1/2012 (Insured: FGIC)                         Aaa/AAA         500,000         539,040
Arizona -- 2.02%
  Phoenix Civic Improvement Corp., 5.00% due 7/1/2016 (Insured: MBIA)       Aaa/AAA       1,000,000       1,097,130
  Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: MBIA)       Aaa/AAA       1,000,000       1,098,290
  Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)             Baa3/NR       2,675,000       2,776,115
  Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028               Aa3/AA          500,000         496,840
  Tucson GO, 9.75% due 7/1/2012 (ETM)                                        NR/AA          400,000         506,156
  Tucson GO, 9.75% due 7/1/2013 (ETM)                                        NR/AA          500,000         656,640
  Yavapai   County  IDA,   4.45%  due  3/1/2028  put  3/1/2008   (Waste
  Management, Inc.) (AMT)                                                   NR/BBB        4,005,000       4,005,320
Arkansas -- 0.47%
  Jefferson County Hospital Improvement,  5.75% due 6/1/2012 (Jefferson
  Hospital Association)                                                      NR/A         1,135,000       1,193,362
  Jefferson County Hospital Improvement,  5.75% due 6/1/2013 (Jefferson
  Hospital Association)                                                      NR/A         1,200,000       1,258,968
California -- 2.41%
  California HFA, 9.875% due 2/1/2017                                       Aa2/AA-         675,000         692,341
  California  State  Department  of Water  Sub-Series  F-4,  3.45%  due
  5/1/2020 put 1/2/2008 (LOC: JP Morgan Chase Bank,  Societe  Generale)
  (daily demand notes)                                                    VMIG1/A-1+      2,300,000       2,300,000
  East Palo Alto  Public  Financing,  5.00% due  10/1/2017  (University
  Circle Gateway 101; Insured: Radian)                                      Aa3/AA          770,000         795,456
  El Camino Hospital District, 6.25% due 8/15/2017 (ETM)                    Aaa/AAA       1,000,000       1,144,880
  Golden West Schools Financing  Authority,  0% due 8/1/2018  (Insured:
  MBIA)                                                                     Aaa/AAA       2,140,000       1,230,757
  Los  Angeles  Regional  Airport  Improvement  Corporate,   5.00%  due
  1/1/2017 (LAX Fuel Corp.; Insured: FSA) (AMT)                             Aaa/AAA       1,120,000       1,173,167
  Redwood  City  Redevelopment   Project  Area  2a,  0%  due  7/15/2023
  (Insured: AMBAC)                                                          Aaa/AAA       2,060,000         984,247
  San Jose USD COP, 5.00% due 6/1/2021 (Insured: FGIC)                      Aaa/AAA       1,580,000       1,659,948
  Victor  Elementary  School  District  GO, 0% due  8/1/2025  (Insured:
  FGIC)                                                                     Aaa/AAA       1,535,000         641,937
  Washington USD, 5.00% due 8/1/2022 (New High School; Insured: AMBAC)      Aaa/AAA       2,010,000       2,090,641
Colorado -- 4.45%
  Adams  County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
  Insured: FHA 242; MBIA)                                                   NR/AAA        1,000,000       1,079,430
  Adams County Communication Center COP, 5.75% due 12/1/2016                Baa1/NR       1,265,000       1,326,099
  Arvada IDRB, 5.60% due 12/1/2012 (Wanco Inc.; LOC: US Bank N.A.)           NR/NR          450,000         451,093
  Central  Platte  Valley  Metropolitan  District,  5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,048,980
  Central Platte Valley Metropolitan District,  5.00% due 12/1/2031 put
  12/1/2009 (LOC: US Bank)                                                  NR/AA+        3,995,000       4,091,240
  Colorado  Educational  &  Cultural  Facilities,  5.25% due  8/15/2019
  (Peak to Peak Charter School; Insured: XLCA)                              Aaa/AAA       1,475,000       1,578,604
  Colorado  Educational  &  Cultural  Facilities,  6.00%  due  4/1/2021
  (Cherry Creek Charter School)                                             Baa2/NR         500,000         507,595
  Denver City & County Housing  Authority,  5.20% due 11/1/2027  (Three
  Towers Rehabilitation; Insured: FSA)                                      Aaa/NR        2,555,000       2,542,302
  El Paso County GO School District 11, 7.10% due 12/1/2013  (State Aid
  Withholding)                                                              Aa3/AA-         500,000         591,615
  Madre Metropolitan District 2, 5.375% due 12/1/2026                        NR/NR        2,220,000       1,867,242
  Murphy Creek Metropolitan District 3, 6.00% due 12/1/2026                  NR/NR        2,000,000       1,793,820
  North Range Metropolitan District 1, 5.00% due 12/15/2021                 NR/CCC        1,500,000       1,347,705
  Northwest Parkway Public Highway  Authority Senior  Convertible C, 0%
  due 6/15/2014 (Insured: FSA)                                              Aaa/AAA       1,005,000         939,454
  Plaza Metropolitan  District 1 Public Improvement  Fee/Tax Increment,
  7.70% due 12/1/2017                                                        NR/NR        2,500,000       2,655,550
  Southlands   Metropolitan   District  1  GO,   7.00%  due   12/1/2024
  pre-refunded 12/1/2014                                                     NR/NR        1,370,000       1,653,837
Connecticut -- 0.63%
  Connecticut  State Health & Educational  Facilities Series V-1, 3.55%
  due 7/1/2036 put 01/02/2008 (Yale University) (daily demand notes)      VMIG1/A-1+      1,000,000       1,000,000
  Connecticut  State Health & Educational  Facilities Series Y-3, 3.55%
  due 7/1/2035 put 01/02/2008 (Yale University) (daily demand notes)      VMIG1/A-1+      2,300,000       2,300,000
Delaware -- 0.29%
  Delaware State HFA, 5.25% due 5/1/2016  (Nanticoke Memorial Hospital;
  Insured: Radian)                                                           NR/AA        1,500,000       1,533,255
District Of Columbia -- 2.36%
  District of Columbia Association of American Medical Colleges,  5.00%
  due 2/15/2017 (Insured: AMBAC)                                            Aaa/AAA       1,000,000       1,091,580
  District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)              Aaa/AAA       2,000,000       2,165,440
  District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)              Aaa/AAA       3,900,000       4,096,638
  District of Columbia COP, 5.00% due 1/1/2023 (Insured: FGIC)              Aaa/AAA       1,000,000       1,038,050
  District of Columbia GO, 6.00% due 6/1/2015 (Insured: MBIA)               Aaa/AAA       3,000,000       3,452,880
  District  of  Columbia  Hospital,  5.375%  due  8/15/2015  (Medlantic
  Healthcare) (ETM)                                                         Aaa/AAA         600,000         613,050
Florida -- 10.50%
  Broward  County  HFA  Multi  Family  Housing,   5.40%  due  10/1/2011
  (Pembroke Park Apartments;  Guaranty:  Florida Housing Finance Corp.)
  (AMT)                                                                      NR/NR          480,000         490,958
  Broward County Resource Recovery,  5.50% due 12/1/2008  (Wheelabrator
  South)                                                                     A3/AA          500,000         510,705
  Broward County School Board, 5.00% due 7/1/2020 (Insured: FSA)            Aaa/AAA       1,000,000       1,055,230
  Capital  Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
  11/1/2010 (Shadow Run; Collateralized: FNMA)                              Aaa/NR        1,000,000       1,038,200
  Collier  County  HFA  Multi  Family  A-1,  4.90%  due  2/15/2032  put
  2/15/2012 (Goodlette Arms; Collateralized: FNMA)                          Aaa/NR        1,000,000       1,050,050
  Crossings  at  Fleming  Island  Community   Development,   5.60%  due
  5/1/2012 (Insured: MBIA)                                                  Aaa/AAA         265,000         281,329
  Enterprise  Community  Development  District  Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                              Aaa/AAA         870,000         872,010
  Escambia County HFA, 5.125% due 10/1/2014  (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB+      1,000,000       1,012,440
  Escambia  County  HFA,  5.95%  due  7/1/2020   (Florida  Health  Care
  Facility Loan; Insured: AMBAC)                                            Aaa/NR          560,000         583,666
  Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: FSA)        Aaa/AAA       2,560,000       2,688,358
  Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014         Aa1/AAA         905,000       1,061,493
  Florida Board of Education GO Capital Outlay, 5.75% due 6/1/2018          Aa1/AAA       1,460,000       1,550,622
  Florida  Housing  Finance  Corp.,  5.40%  due  4/1/2014  pre-refunded
  10/1/2010 (Augustine Club Apartments; Insured: MBIA)                      Aaa/NR          415,000         447,121
  Florida Housing Finance Corp. Homeowner Mortgage, 4.80% due 1/1/2016      Aa1/AA+         275,000         284,826
  Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: MBIA)       Aaa/AAA       2,235,000       2,345,655
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2018 (South Florida Evaluation Treatment)                            NR/AA+        2,090,000       2,210,844
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2019 (South Florida Evaluation Treatment)                            NR/AA+        2,255,000       2,374,673
  Florida  State  Department  of  Environmental  Protection,  5.00% due
  7/1/2017 (Florida Forever; Insured: FGIC)                                 Aaa/AAA       1,000,000       1,078,990
  Grand  Haven   Community   Development   District   Florida   Special
  Assessment, 6.90% due 5/1/2019                                             NR/NR          270,000         270,205
  Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist   Health
  Hospital)                                                                  A1/A+        1,100,000       1,122,176
  Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist   Health
  Hospital)                                                                  A1/A+        1,000,000       1,020,160
  Hillsborough   County   Assessment   Capacity,   5.00%  due  3/1/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,000,000       1,072,420
  Hillsborough  County IDA PCR,  5.10% due  10/1/2013  (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      1,000,000       1,029,820
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2021
  (Insured: XLCA)                                                           Aaa/AAA       3,000,000       3,134,400
  Jacksonville   HFA  Hospital,   5.75%  due   8/15/2014   pre-refunded
  8/15/2011                                                                 Aa2/NR        1,000,000       1,049,620
  Jacksonville   Water  &  Sewer  District  COP,  5.00%  due  10/1/2020
  pre-refunded 10/1/2008                                                    Aaa/AAA       1,000,000       1,011,480
  Manatee County Florida, 5.00% due 10/1/2016 (Insured: AMBAC)              Aaa/AAA       1,000,000       1,077,900
  Marion  County  Hospital   District,   5.00%  due  10/1/2022  (Munroe
  Regional Health)                                                           A2/NR        1,000,000       1,009,150
  Miami Dade County  School Board COP,  5.00% due  10/1/2021  (Insured:
  AMBAC)                                                                    Aaa/AAA       3,035,000       3,293,096
  Miami Dade County Special  Housing,  5.80% due 10/1/2012 (HUD Section
  8)                                                                        Baa3/NR         645,000         672,490
  Miami GO, 5.375% due 9/1/2015 (Insured: MBIA)                             Aaa/AAA       1,000,000       1,083,170
  Orange County HFA, 6.25% due 10/1/2013  (Orlando  Regional  Hospital;
  Insured: MBIA)                                                            Aaa/AAA         440,000         497,363
  Orange  County  HFA,  5.125%  due  6/1/2014  (Mayflower   Retirement;
  Insured: Radian)                                                           NR/AA        1,000,000       1,012,380
  Orange County HFA, 6.25% due 10/1/2016  (Orlando  Regional  Hospital;
  Insured: MBIA)                                                            Aaa/AAA         280,000         324,848
  Orange  County HFA,  6.375% due  11/15/2020  pre-refunded  11/15/2010
  (Adventist Health Systems)                                                 A1/NR        1,000,000       1,093,530
  Orange County School Board COP, 6.00% due 8/1/2008 (Insured: MBIA)        Aaa/NR        1,580,000       1,605,311
  Orange  County  School  Board COP,  5.50% due  8/1/2017  pre-refunded
  8/01/2012 (Insured: MBIA)                                                 Aaa/AAA         735,000         804,876
  Port Everglades Authority, 5.00% due 9/1/2016 (Insured: FSA)              Aaa/AAA       5,635,000       5,654,328
  South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               Aa3/AA-       1,500,000       1,543,800
  St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)        NR/NR        1,000,000       1,048,730
  Sunshine  State  Governmental  Financing,   3.75%  due  7/1/2016  put
  01/02/2008 (Insured: AMBAC) (daily demand note)                          VMIG1/NR         600,000         600,000
  Tampa Health  Systems,  5.50% due 11/15/2013  (Baycare  Health Group;
  Insured: MBIA)                                                            Aaa/AAA       1,050,000       1,150,338
  University  of  Central  Florida  COP  Convocation  Corp.,  5.00% due
  10/1/2019 (Insured: FGIC)                                                 Aaa/AAA       1,135,000       1,195,995
  USF  Financing  Corp.  COP Master Lease  Program,  5.00% due 7/1/2018
  (Insured: AMBAC)                                                          Aaa/AAA       1,000,000       1,059,920
Georgia -- 1.09%
  Atlanta  Tax  Allocation,  5.00%  due  12/1/2015  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aaa/AAA       4,120,000       4,449,888
  Georgia Municipal Electric Authority Power 2005, 10.00% due 1/1/2010       A1/A+          230,000         259,447
  Main Street Natural Gas Inc., 5.50% due 9/15/2022 (Georgia Gas)            A1/A+        1,000,000       1,015,050
Hawaii -- 0.41%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013 (Kapiolani
  Health Care; Insured: MBIA)                                               Aaa/AAA       2,000,000       2,188,620
Idaho -- 0.38%
  Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer  Co.;
  LOC: Wells Fargo)                                                         Aaa/NR        2,000,000       2,025,300
Illinois -- 8.43%
  Champaign  County  Community  School  District  GO,  0% due  1/1/2011
  pre-refunded 1/1/2010                                                     Aaa/AAA         800,000         708,968
  Chicago Housing Authority, 5.00% due 7/1/2008 (ETM)                       Aaa/NR        3,020,000       3,049,898
  Chicago  Midway  Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,210,000       1,243,057
  Chicago   Tax   Increment,   6.25%   due   11/15/2013   (Near   South
  Redevelopment; Insured: ACA)                                              NR/CCC        1,500,000       1,543,905
  Chicago Tax Increment  Allocation,  6.50% due 12/1/2008  (Sub Central
  Loop Redevelopment; Insured ACA)                                          NR/CCC        1,500,000       1,519,425
  Chicago  Tax  Increment  Allocation,   5.30%  due  1/1/2014  (Lincoln
  Belmont; Insured: ACA)                                                    NR/CCC        2,285,000       2,286,714
  Cook County Capital  Improvement  GO, 5.50% due 11/15/2008  (Insured:
  FGIC)                                                                     Aaa/AAA         500,000         503,475
  Cook County School District GO, 0% due 12/1/2022 (ETM)                     NR/NR        2,000,000       1,038,820
  Illinois DFA, 6.00% due 11/15/2012  (Adventist Health Group; Insured:
  MBIA)                                                                     Aaa/AAA       2,860,000       3,084,396
  Illinois DFA Community Rehab Providers A, 5.90% due 7/1/2009              NR/BBB          325,000         329,248
  Illinois  Educational  Facilities  Authority,   5.50%  due  5/15/2018
  (Midwestern State University; Insured: ACA)                               NR/CCC        1,500,000       1,480,095
  Illinois Educational  Facilities  Authority,  4.75% due 11/1/2036 put
  11/1/2016 (Field Museum)                                                   A2/A         1,160,000       1,200,554
  Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley  University;
  Insured: XLCA)                                                            Aaa/AAA       1,000,000       1,056,890
  Illinois Finance  Authority,  5.00% due 2/1/2027 (Newman  Foundation;
  Insured: Radian)                                                           NR/AA        1,220,000       1,187,755
  Illinois HFA, 6.00% due 7/1/2011 (Loyola  University  Health Systems;
  Insured: MBIA)                                                            Aaa/AAA       1,370,000       1,484,724
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: MBIA) (ETM)                                                      Aaa/AAA         230,000         256,077
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: MBIA)                                                            Aaa/AAA       1,080,000       1,187,741
  Illinois  HFA,  6.25% due  11/15/2019  pre-refunded  11/15/2009  (OSF
  Healthcare)                                                                A2/A         1,250,000       1,330,937
  Illinois   HFA,   5.70%   due   2/20/2021   (Midwest   Care   Center;
  Collateralized: GNMA)                                                     Aaa/NR          950,000         999,124
  Illinois  HFA Series A, 5.75% due  8/15/2013  pre-refunded  8/15/2009
  (Children's Memorial Hospital; Insured: AMBAC)                            Aaa/AAA       1,900,000       1,998,914
  Illinois   University,   5.25%  due   1/15/2018   (UIC  South  Campus
  Development; Insured: FGIC)                                               Aaa/AAA       1,205,000       1,298,472
  Melrose Park Tax Increment, 6.50% due 12/15/2015 (Insured: FSA)           Aaa/AAA       1,015,000       1,106,624
  Sangamon County School  District,  5.875% due 8/15/2018 (Hay Edwards;
  Insured: ACA)                                                             NR/CCC        2,400,000       2,447,880
  Sherman  Mortgage,  6.10% due 10/1/2014  (Villa  Vianney Health Care;
  Collateralized: GNMA)                                                     NR/AAA        1,170,000       1,226,160
  Sherman  Mortgage,  6.20% due 10/1/2019  (Villa  Vianney Health Care;
  Collateralized: GNMA)                                                     NR/AAA        1,600,000       1,671,056
  Southern Illinois University, 0% due 4/1/2014 (Insured: MBIA)             Aaa/AAA       1,425,000       1,121,432
  Southwestern Illinois Development Authority,  0% due 12/1/2024 (Local
  Govt.; Insured: FSA)                                                      NR/AAA        2,975,000       1,311,707
  Tazewell  County School  District GO, 9.00% due  12/1/2024  (Insured:
  FGIC)                                                                     Aaa/NR        1,205,000       1,838,529
  University of Illinois, 0% due 4/1/2014 (Insured: MBIA)                   Aaa/AAA       1,590,000       1,253,588
  Will & Kendall  Counties  Community,  5.125% due  1/1/2014  (Insured:
  FSA)                                                                      Aaa/AAA       1,000,000       1,050,260
  Will County Community School District GO, 0% due 11/1/2011  (Insured:
  FSA)                                                                      Aaa/AAA       3,000,000       2,628,360
Indiana -- 6.48%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR          895,000         922,521
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology)                                                   NR/NR        1,355,000       1,424,308
  Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: XLCA)      Aaa/AAA       2,495,000       2,671,970
  Allen County Redevelopment District Tax, 5.00% due 11/15/2018              A3/NR        1,560,000       1,632,852
  Boone County Hospital Association,  5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                 Aaa/AAA       1,000,000       1,081,210
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2016  (Performing
  Arts Center)                                                              Aa2/AA        1,730,000       1,236,310
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2021  (Performing
  Arts Center)                                                              Aa2/AA        2,000,000       1,082,160
  Dyer  Redevelopment  Authority,   6.40%  due  7/15/2015  pre-refunded
  7/15/2009                                                                  NR/A-        1,515,000       1,605,400
  Dyer  Redevelopment  Authority,   6.50%  due  7/15/2016  pre-refunded
  7/15/2009                                                                  NR/A-        1,910,000       2,026,835
  East Chicago  Elementary  School Building First  Mortgage,  6.25% due
  7/5/2008 (State Aid Withholding)                                           NR/A            95,000          95,702
  Fishers Redevelopment Authority, 5.25% due 2/1/2018 (Insured: XLCA)       Aaa/AAA       1,500,000       1,631,490
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)       Aaa/AAA       1,025,000       1,104,643
  Fort  Wayne  Redevelopment  Authority  Series A,  5.00% due  8/1/2023
  (Harrison Square; Insured: Assured Guaranty)                              Aaa/NR        2,290,000       2,384,920
  Goshen Chandler School Building, 0% due 1/15/2011 (Insured: MBIA)         Aaa/AAA       1,020,000         918,479
  Huntington   Economic   Development,   6.40%  due  5/1/2015   (United
  Methodist Memorial)                                                        NR/NR        1,000,000       1,013,830
  Indiana Bond Bank  Special  Programs,  5.25% due 4/1/2023  (Hendricks
  Regional; Insured: AMBAC)                                                 Aaa/AAA       2,000,000       2,203,680
  Indiana  Health  Facility  Hospital,  5.75% due  9/1/2015  (Methodist
  Hospital) (ETM)                                                           NR/AAA          575,000         582,027
  Indiana State Educational  Facilities Authority,  5.65% due 10/1/2015
  (University of Indianapolis)                                               NR/A-        1,065,000       1,101,721
  Indiana State Educational  Facilities Authority,  5.70% due 10/1/2016
  (University of Indianapolis)                                               NR/A-        1,025,000       1,061,224
  Indianapolis  Local  Public  Improvement  Bond Bank,  0% due 7/1/2009
  (ETM)                                                                     Aa2/NR          740,000         705,272
  Lawrence Multifamily Redevelopment Authority,  5.40% due 6/1/2024 put
  1/1/2018 (Pinnacle Apartments; Collateralized: FNMA)                      NR/AAA        1,500,000       1,500,060
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2017  (146th
  Street Extension)                                                          NR/A+        1,000,000       1,048,890
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2020  (146th
  Street Extension)                                                          NR/A+        1,000,000       1,035,960
  Vanderburgh County  Redevelopment  District Tax Increment,  5.00% due
  2/1/2020                                                                   NR/A-        1,000,000         977,790
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2012
  pre-refunded 1/15/2012                                                     NR/AA        1,200,000       1,311,468
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                           Aaa/AAA       1,685,000       1,842,547
Iowa -- 1.83%
  Coralville COP, 5.25% due 6/1/2022                                         A2/NR        2,980,000       3,036,680
  Iowa Finance Authority, 5.75% due 12/1/2015 (Trinity Health)              Aa2/AA        1,250,000       1,315,450
  Iowa  Finance  Authority,   6.00%  due  12/1/2018   (Catholic  Health
  Initiatives)                                                              Aa2/AA        2,000,000       2,104,640
  Iowa Finance  Authority  Health Care  Facilities,  6.00% due 7/1/2013
  (Genesis Medical Center)                                                   A1/NR        1,000,000       1,045,200
  Iowa  Finance  Authority  Hospital   Facility,   6.00%  due  7/1/2012
  (Trinity Regional Hospital; Insured: FSA)                                 Aaa/AAA       1,000,000       1,061,280
  Iowa  Finance  Authority  Hospital  Facility,   6.75%  due  2/15/2016
  pre-refunded 2/15/2010 (Iowa Health Services)                             Aa3/NR        1,000,000       1,079,860
Kansas -- 1.26%
  Olathe Tax Increment  Special  Obligation,  5.45% due 9/1/2022  (West
  Village Center)                                                            NR/NR        1,155,000       1,094,582
  Wichita  Hospital  Improvement,  6.75% due  11/15/2019  (Via  Christi
  Health System)                                                             NR/A+        4,200,000       4,425,582
  Wyandotte  County  School  District GO, 5.00% due 9/1/2014  (Insured:
  FGIC)                                                                     Aaa/NR        1,030,000       1,121,557
Kentucky -- 0.95%
  Kentucky  Finance EDA,  5.85% due  10/1/2015  pre-refunded  10/1/2013
  (Norton Healthcare; Insured: MBIA)                                        Aaa/AAA       1,335,000       1,518,442
  Kentucky  Finance  EDA,  5.85%  due  10/1/2015  (Norton   Healthcare;
  Insured: MBIA)                                                            Aaa/AAA       2,665,000       2,956,631
  Wilmore  Housing  Facilities,  5.55% due 7/1/2013  (Wesley  Methodist
  Village; LOC: Allied Irish Bank plc)                                       NR/NR          530,000         543,860
Louisiana -- 2.64%
  Jefferson Sales Tax District, 5.50% due 12/1/2008 (Insured: AMBAC)        Aaa/AAA       1,595,000       1,630,888
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2021
  (Archdiocese of New Orleans; Insured: CIFG)                               Aaa/AAA         980,000       1,019,082
  Louisiana Public  Facilities  Authority,  5.00% due 7/1/2022 (Black &
  Gold Facilities; Insured: CIFG)                                           Aaa/AAA       1,500,000       1,538,790
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2023
  (Archdiocese of New Orleans; Insured: CIFG)                               Aaa/AAA       1,000,000       1,032,060
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       3,000,000       3,100,740
  New Orleans Aviation Board B1, 5.25% due 1/1/2020 (Insured: FSA)          NR/AAA        2,000,000       2,141,360
  New Orleans Aviation Board B2, 5.25% due 1/1/2018 (Insured: FSA)          NR/AAA        1,000,000       1,070,680
  St.  Tammany  Parish Sales Tax District No. 03 Sales & Use Tax, 5.00%
  due 6/1/2019 (Insured: CIFG)                                              NR/AAA        1,300,000       1,369,914
  St.  Tammany  Parish Sales Tax District No. 03 Sales & Use Tax, 5.00%
  due 6/1/2020 (Insured: CIFG)                                              NR/AAA        1,000,000       1,048,000
Massachusetts -- 0.28%
  Massachusetts  Housing Finance Agency,  5.05% due 6/1/2010  (Insured:
  MBIA) (AMT)                                                               Aaa/AAA         515,000         522,792
  Massachusetts  Housing Finance Agency, 6.125% due 12/1/2011 (Insured:
  MBIA) (AMT)                                                               Aaa/AAA         950,000         971,840
Michigan -- 2.25%
  Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014  (Borgess
  Medical Center) (ETM)                                                     Aaa/AAA         650,000         752,719
  Kent Hospital  Finance  Authority,  7.25% due 1/15/2013  (Butternorth
  Hospital; Insured: MBIA)                                                  Aaa/AAA         840,000         911,459
  Michigan Public Educational Facilities Authority,  5.50% due 9/1/2022
  (Black River School)                                                       NR/NR        1,110,000       1,075,179
  Michigan  State  Building  Authority  Facilities  Program,  5.25% due
  10/15/2017 (Insured: FSA)                                                 Aaa/AAA       2,450,000       2,659,401
  Michigan  State  Hospital  Finance  Authority,  5.00% due  11/15/2024
  (Sparrow Obligated Group)                                                  A1/A+        2,140,000       2,153,140
  Michigan  State  Hospital  Finance  Authority,  5.00%  due  7/15/2025
  (Oakwood Obligated Group)                                                  A2/A         3,650,000       3,574,810
  Southfield  Economic  Development Corp., 7.25% due 12/1/2010 (N.W. 12
  LP Transcon Builders)                                                      NR/NR          750,000         745,523
Minnesota -- 0.73%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligated Group)                                                         Baa1/BBB       1,000,000       1,057,960
  Southern Minnesota Municipal Power Agency Supply,  5.75% due 1/1/2018
  pre-refunded to various dates (Insured: MBIA)                             Aaa/AAA         700,000         781,102
  St. Paul  Housing &  Redevelopment  Authority  Health Care  Facility,
  5.25% due 5/15/2020 (Healthpartners Obligated Group)                     Baa1/BBB       1,965,000       1,994,102
Mississippi -- 1.91%
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2022
  (Canton Public Improvement)                                                NR/NR        1,935,000       1,867,275
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2027
  (Lowndes County Industrial Development; Insured: FSA)                     Aaa/AAA       2,500,000       2,599,700
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2018 (Insured: XLCA)                   Aaa/AAA         920,000         965,715
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2020 (Insured: XLCA)                   Aaa/AAA       1,000,000       1,038,640
  Mississippi   Higher  Educational   Authority,   7.50%  due  9/1/2009
  (Guaranty: Student Loans) (AMT)                                            A2/NR        1,500,000       1,503,780
  Mississippi  Hospital  Equipment  &  Facilities,  5.25% due  8/1/2026
  (Delta Regional Medical Center; Insured: MBIA/FHA)                        Aaa/AAA       2,000,000       2,086,500
Missouri -- 1.50%
  Kansas City Tax Increment  Financing  Commission,  5.00% due 3/1/2012
  (Maincor)                                                                  NR/NR          600,000         598,176
  Missouri  Development  Finance  Board,  5.00% due 4/1/2019  (Eastland
  Center)                                                                    NR/A+        1,000,000       1,024,490
  Missouri  Development  Finance  Board,  5.00% due 4/1/2021  (Eastland
  Center)                                                                    NR/A+        2,000,000       2,029,440
  Missouri  Development  Finance Board Healthcare,  5.40% due 11/1/2018
  (Lutheran Home for the Aged; LOC: Commerce Bank)                          Aa2/NR        2,025,000       2,076,921
  Springfield Public Utilities, 5.00% due 12/1/2013 (Insured: MBIA)         Aaa/AAA       2,000,000       2,157,020
Montana -- 0.26%
  Montana Facilities Financing Authority,  5.00% due 1/1/2022 (St. Luke
  Community Healthcare)                                                     Aa3/NR        1,345,000       1,386,291
Nebraska -- 0.17%
  Madison  County  Hospital  Authority  1,  5.50% due  7/1/2014  (Faith
  Regional Health Services; Insured: Radian)                                 NR/AA          845,000         874,998
Nevada -- 0.84%
  Las  Vegas  Special   Improvement   District,   5.375%  due  6/1/2013
  (Insured: FSA)                                                            Aaa/AAA       1,125,000       1,156,669
  Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank NA)          NR/NR        1,000,000         997,060
  Washoe County Reno Sparks GO, 0% due 7/1/2011 (Insured: FSA)              Aaa/AAA       2,600,000       2,301,078
New Hampshire -- 1.72%
  Manchester  Housing  &  Redevelopment   Authority,  0%  due  1/1/2016
  (Insured: Radian ACA)                                                      NR/AA        4,990,000       3,348,839
  New  Hampshire  Health & Education  Facilities,  5.25% due  10/1/2023
  (Southern New Hampshire Medical Center)                                    NR/A-        1,000,000       1,007,510
  New Hampshire IDA PCR, 5.90% due 8/1/2018                                Baa1/BBB-      1,000,000       1,024,610
  New Hampshire PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)          A3/BBB+       3,500,000       3,672,830
New Jersey -- 0.29%
  New  Jersey   EDA,   7.50%  due   12/1/2019   (Spectrum   for  Living
  Development)                                                               NR/NR          180,000         180,589
  New Jersey EDA School Facilities Construction, 5.00% due 3/1/2019         A1/AA-        1,280,000       1,362,944
New Mexico -- 1.85%
  Albuquerque Airport, 5.00% due 7/1/2008 (Insured: AMBAC) (AMT)            Aaa/AAA       1,000,000       1,007,620
  Farmington PCR, 3.75% due 5/1/2024 put 1/2/2008 (LOC:  Barclays Bank)
  (daily demand notes)                                                    VMIG1/A-1+        200,000         200,000
  Farmington PCR, 3.50% due 9/1/2024 put 1/2/2008 (LOC:  Barclays Bank)
  (daily demand notes)                                                      P1/A-1+       4,950,000       4,950,000
  Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        NR/A+        2,000,000       2,095,800
  Santa Fe County Charter School  Foundation,  6.50% due 1/15/2026 (ATC
  Foundation)                                                                NR/NR        1,515,000       1,510,167
New York -- 0.79%
  Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009        Aaa/AAA       1,130,000       1,203,925
  New York City IDA,  5.00% due 6/1/2010  (Lycee  Francais De New York;
  Insured: ACA)                                                             NR/CCC        1,175,000       1,180,522
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art; Insured: ACA)                                       NR/CCC          875,000         882,989
  New York State Dormitory Authority,  5.00% due 7/1/2017 (Bishop Henry
  B. Hucles Nursing; Insured: SONYMA)                                       Aa1/NR          850,000         917,413
North Carolina -- 1.07%
  Charlotte-Mecklenberg Hospital Authority, 5.00% due 1/15/2022             Aa3/AA-       2,000,000       2,057,080
  Franklin County COP, 5.00% due 9/1/2022 (Insured: MBIA)                   Aaa/AAA       1,500,000       1,588,335
  North Carolina Housing Finance Agency SFMR, 6.50% due 9/1/2026            Aa2/AA          895,000         918,941
  North  Carolina  Medical  Care,  5.00% due 9/1/2013  (Rowan  Regional
  Medical Center; Insured: FSA & FHA 242)                                   Aaa/AAA       1,000,000       1,071,300
North Dakota -- 0.42%
  North Dakota State Housing Finance Agency, 5.20% due 7/1/2022             Aa1/NR        1,000,000       1,018,710
  North Dakota State Housing  Finance Agency Home  Mortgage,  5.70% due
  7/1/2030                                                                  Aa1/NR          170,000         171,472
  Ward County  Health Care  Facilities,  5.125% due  7/1/2021  (Trinity
  Obligated Group)                                                          NR/BBB+       1,000,000       1,002,730
Ohio -- 3.07%
  Butler  County   Transportation   Improvement,   6.00%  due  4/1/2010
  pre-refunded 4/1/2008 (Insured: FSA)                                      Aaa/AAA       1,000,000       1,027,290
  Central Ohio Solid Waste Authority, 5.00% due 12/1/2008                   Aa2/AA+       2,530,000       2,574,199
  Cleveland  Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
  FifthThird Bank)                                                           NR/NR        1,240,000       1,307,667
  Cuyahoga County Hospital,  4.75% due 2/15/2008  (Metrohealth Systems;
  Insured: MBIA)                                                            Aaa/AAA       1,000,000       1,001,970
  Deerfield Township Tax Increment, 5.00% due 12/1/2025                      A3/NR        1,000,000         968,900
  Franklin  County  Health  Care,  6.00%  due  11/1/2010   (Heinzerling
  Foundation; LOC: Banc One)                                                Aaa/NR          605,000         606,222
  Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: FSA)           Aaa/NR        1,500,000       1,654,590
  Lorain  County  Hospital  Revenue  Series  A,  5.625%  due  10/1/2016
  (Catholic Healthcare)                                                     A1/AA-        1,435,000       1,522,062
  Marysville  School  District COP,  5.25% due  12/1/2017  pre-refunded
  6/1/2015 (School Facilities; Insured: MBIA)                               Aaa/AAA       2,000,000       2,224,060
  North Ridgeville  Economic  Development,  0% due 2/1/2015 (Lake Ridge
  Nursing Home; Collateralized: FHA)                                        NR/AAA          300,000         167,928
  Ohio State  Higher  Educational  Facilities,  5.05% due  7/1/2037 put
  7/1/2016 (Kenyon College)                                                  A1/A+        2,200,000       2,361,788
  Reynoldsburg  Health  Care  Facilities  Bonds,  5.70% due  10/20/2012
  (Collateralized: GNMA)                                                    Aaa/NR          760,000         784,122
Oklahoma -- 2.35%
  Alva  Hospital  Authority  Hospital  Sales  Tax,  5.25% due  6/1/2025
  (Insured: Radian)                                                         Aa3/AA        1,505,000       1,523,361
  Comanche  County  Hospital  Authority,  5.25% due 7/1/2019  (Insured:
  Radian)                                                                   Aa3/AA        3,345,000       3,417,754
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2008  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,020,000       1,004,180
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,125,000         994,635
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
  AMBAC)                                                                    Aaa/AAA       1,485,000       1,207,944
  Oklahoma  DFA  Hospital   Association  Pooled  Hospital,   5.40%  due
  6/1/2013 pre-refunded 12/1/2010 (Integris Health; Insured: AMBAC)         Aaa/AAA         825,000         883,847
  Tulsa IDA, 5.00% due 12/15/2015 (St. Francis Health Systems)              Aa3/AA          750,000         801,765
  Tulsa IDA, 6.00% due 10/1/2016 (University of Tulsa; Insured: MBIA)       Aaa/AAA       1,250,000       1,410,512
  Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)              Aa3/AA        1,130,000       1,154,521
Oregon -- 0.45%
  Forest Grove  Campus  Improvement,  6.00% due  5/1/2015  pre-refunded
  5/1/2010 (Pacific University; Insured: Radian)                             NR/AA          800,000         851,792
  Oregon State Housing & Community  Services  Department  Single Family
  Mortgage Program, 5.35% due 7/1/2018 (AMT)                                Aa2/NR          525,000         533,536
  Portland Housing Authority,  4.75% due 5/1/2022 (Yards Union Station)
  (AMT)                                                                     Aa2/NR        1,000,000         979,580
Pennsylvania -- 1.74%
  Allegheny   County   Hospital   Development,   6.50%   due   5/1/2012
  pre-refunded 5/1/2010 (South Hills Health Systems)                        Baa1/NR       1,400,000       1,500,394
  Carbon County IDA, 6.65% due 5/1/2010 (Panther Creek Partners)            NR/BBB-       4,230,000       4,325,471
  Chartiers Valley Industrial & Community Development Authority,  5.75%
  due 12/1/2022 (Asbury Health Center)                                       NR/NR          900,000         862,587
  Lancaster County, 0% due 5/1/2014 (Insured: FGIC)                         Aaa/NR          795,000         609,860
  Lancaster County, 0% due 5/1/2015 (Insured: FGIC)                         Aaa/NR          800,000         578,464
  Pennsylvania Higher Education  University,  0% due 7/1/2020 (Insured:
  AMBAC)                                                                    Aaa/AAA       2,032,839         810,168
  Pennsylvania   State  Higher   Educational   Facilities,   5.60%  due
  11/15/2009 (Allegheny United Hospitals; Insured: MBIA)                    Aaa/AAA         500,000         516,460
Rhode Island -- 0.68%
  Rhode Island Health & Education  Building Corp.,  5.00% due 3/15/2014
  (Salve Regina University; Insured: Radian)                                 NR/AA        1,065,000       1,114,799
  Rhode Island Health & Education  Building  Corp.,  6.00% due 8/1/2014
  (Roger Williams Realty; Credit Support: FHA)                               NR/AA        1,000,000       1,049,290
  Rhode Island Health & Education  Building Corp.  Hospital  Financing,
  5.25% due 7/1/2015 (Memorial Hospital; LOC: Fleet Bank)                   NR/AA+        1,325,000       1,406,713
South Carolina -- 4.12%
  Berkeley  County  School  District   Installment   Lease,  5.00%  due
  12/1/2019                                                                  A3/A-        2,000,000       2,054,960
  Charleston   Educational   Excellence   Financing  Corp.,  5.25%  due
  12/1/2020 (Charleston County School District)                             A1/AA-        1,855,000       1,960,642
  Darlington  County IDRB,  6.00% due 4/1/2026  (Sonoco  Products  Co.)
  (AMT)                                                                    Baa1/BBB+      3,255,000       3,256,302
  Greenwood School  Facilities,  Inc.,  5.00% due 12/1/2025  (Greenwood
  School District 50; Insured: Assured Guaranty)                            Aaa/AAA       2,400,000       2,510,688
  Lexington One School  Facilities  Corp.  School District 1, 5.00% due
  12/1/2019                                                                  A1/NR        1,000,000       1,055,150
  Lexington One School  Facilities  Corp.  School District 1, 5.25% due
  12/1/2021                                                                  A1/NR        1,700,000       1,779,458
  Scago  Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
  School District; Insured: Assured Guaranty)                               Aaa/AAA       1,000,000       1,083,080
  Scago  Educational  Facilities  Corp.  School  District 5 Spartanburg
  County, 5.00% due 4/1/2019 (Insured: FSA)                                 Aaa/AAA       2,740,000       2,909,633
  Scago  Educational  Facilities  Corp.  School  District 5 Spartanburg
  County, 5.00% due 4/1/2021 (Insured: FSA)                                 Aaa/AAA       1,000,000       1,051,720
  South Carolina  Housing  Finance & Development  Authority,  5.30% due
  7/1/2023                                                                  Aa1/NR        1,000,000       1,020,950
  Sumter School  Facilities Inc. School District 2, 5.00% due 12/1/2021
  (Insured: Assured Guaranty)                                               Aaa/AAA       2,855,000       3,036,207
Tennessee -- 2.21%
  Knox  County  Health,  4.90%  due  6/1/2031  put  6/1/2011  (Eastowne
  Partners II Ltd.; Collateralized: FNMA)                                   NR/AAA        1,975,000       2,061,051
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                    Aa3/AA-       2,500,000       2,479,000
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                    Aa3/AA-       7,000,000       7,126,980
Texas -- 15.55%
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                NR/BBB        1,250,000       1,407,338
  Bexar County Health Facilities  Development Corp., 5.00% due 7/1/2027
  (Army Retirement Residence)                                               NR/BBB        1,000,000         937,240
  Bexar County Housing  Finance Corp.,  5.40% due 8/1/2012  (Dymaxion &
  Marrach Park Apartments; Insured: MBIA)                                   Aaa/NR          755,000         785,615
  Bexar County Housing Finance Corp.,  5.875% due 4/1/2014 (Honey Creek
  Apartments; Insured: MBIA)                                                Aaa/NR          975,000       1,023,370
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (American
  Opportunity Housing & Colinas; Insured: MBIA)                             Aaa/NR          600,000         623,874
  Bexar County Housing Finance Corp.,  6.125% due 4/1/2020 (Honey Creek
  Apartments; Insured: MBIA)                                                Aaa/NR          800,000         827,912
  Bexar County Housing  Finance Corp.,  5.95% due 8/1/2020  (Dymaxion &
  Marrach Park Apartments; Insured: MBIA)                                   Aaa/NR        1,270,000       1,337,475
  Bexar County  Housing  Finance  Corp.,  5.70% due 1/1/2021  (American
  Opportunity Housing & Colinas; Insured: MBIA)                             Aaa/NR        1,035,000       1,065,232
  Bexar County  Housing  Finance Corp.,  6.50% due 12/1/2021  (American
  Opportunity Housing-Waterford)                                            Baa2/NR       2,000,000       2,089,480
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2021
  (Insured: XLCA)                                                           Aaa/AAA       1,300,000       1,376,453
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2022
  (Insured: XLCA)                                                           Aaa/AAA       2,300,000       2,426,178
  Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                        Aaa/AAA       2,800,000       2,417,016
  Carroll ISD GO, 0% due 2/15/2011  pre-refunded  2/15/2008  (Guaranty:
  PSF)                                                                      Aaa/AAA         785,000         680,807
  Carroll ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                          Aaa/AAA         345,000         299,101
  Cedar Park  Improvement  District GO, 5.00% due  2/15/2016  (Insured:
  MBIA)                                                                     Aaa/AAA       1,000,000       1,071,610
  Coppell ISD GO, 0% due 8/15/2013 (Insured: PSF-GTD)                       NR/AAA        1,495,000       1,130,310
  Coppell ISD GO, 0% due  8/15/2013  pre-refunded  8/15/2009  (Insured:
  PSF-GTD)                                                                  NR/AAA        3,505,000       2,662,713
  Duncanville   ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
  (Insured: PSF)                                                            Aaa/AAA       2,985,000       2,056,665
  Duncanville ISD GO, 0% due 2/15/2016 (Insured: PSF)                       Aaa/AAA          15,000          10,177
  El Paso ISD GO, 0% due 8/15/2010 (Guaranty: PSF)                          Aaa/AAA       3,750,000       3,311,400
  El Paso ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                          Aaa/AAA       2,500,000       2,086,675
  Ennis  ISD GO, 0% due  8/15/2012  pre-refunded  8/15/2010  (Guaranty:
  PSF)                                                                      Aaa/NR        1,625,000       1,350,489
  Ennis ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                            Aaa/NR          835,000         688,775
  Ennis  ISD GO, 0% due  8/15/2013  pre-refunded  8/15/2010  (Guaranty:
  PSF)                                                                      Aaa/NR        1,645,000       1,283,018
  Ennis ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                            Aaa/NR          845,000         654,157
  Ennis  ISD GO, 0% due  8/15/2014  pre-refunded  8/15/2010  (Guaranty:
  PSF)                                                                      Aaa/NR        1,670,000       1,221,221
  Ennis ISD GO, 0% due 8/15/2014 (Guaranty: PSF)                            Aaa/NR          855,000         620,576
  Gulf Coast  Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
  Center)                                                                   NR/BBB        1,320,000       1,400,586
  Hays  Consolidated  ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       6,245,000       4,961,715
  Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       Aaa/AAA       2,040,000       2,179,393
  Lewisville  Combination Contract Special Assessment District 2, 4.75%
  due 9/1/2012 (Insured: ACA)                                               NR/CCC        2,055,000       2,000,399
  Mesquite ISD GO, 0% due 8/15/2012  pre-refunded  8/15/2010 (Guaranty:
  PSF)                                                                      NR/AAA        1,100,000         906,433
  Mesquite ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                         NR/AAA          320,000         262,333
  Midlothian ISD GO, 0% due 2/15/2012 (ETM)                                 Aaa/NR          500,000         433,190
  Midlothian ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                       Aaa/NR          500,000         431,610
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                   Aa3/AA          735,000         767,928
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                   Aa3/AA          500,000         521,400
  Richardson Improvement GO, 5.00% due 2/15/2019 (Insured: MBIA)            Aaa/AAA       2,145,000       2,297,016
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  Baa2/BBB-      3,000,000       3,123,900
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  Baa2/BBB-        675,000         697,694
  San  Antonio  Hotel  Occupancy,  5.00%  due  8/15/2034  put  8/1/2008
  (Insured: AMBAC)                                                          Aaa/AAA       1,650,000       1,669,107
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)         Aaa/AAA       1,775,000       2,040,522
  Tarrant County Health Facilities,  6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt)                                             A1/NR        3,500,000       3,859,275
  Tarrant County Limited Tax GO, 5.00% due 7/15/2023                        Aaa/AAA       1,000,000       1,068,000
  Texarkana  Health  Facilities,  5.75% due 10/1/2011  (Wadely Regional
  Med Center; Insured: MBIA)                                                Aaa/AAA       2,500,000       2,702,325
  Texas City Industrial  Development Corp.,  7.375% due 10/1/2020 (Arco
  Pipe Line Company)                                                        Aa1/AA+       2,450,000       3,151,067
  Texas State  Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
  Charter School; Insured: ACA)                                             NR/BBB-       3,100,000       2,853,209
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,101,530
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: MBIA)                              Aaa/AAA       2,000,000       2,105,860
  Travis  County  Health  Facilities   Development   Corp.,  6.25%  due
  11/15/2014 pre-refunded 11/15/2009 (Ascension Health; Insured: MBIA)      Aaa/AAA       3,000,000       3,201,630
  Upper Trinity  Regional Water District  Treated Water Supply Systems,
  7.125% due 8/1/2008 (Insured: FGIC)                                       Aaa/AAA         305,000         311,957
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2015
  pre-refunded 11/15/2009 (Ascension Health)                                Aa2/AAA         870,000         925,036
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2016
  pre-refunded 11/15/2009 (Ascension Health)                                Aa2/AAA       1,050,000       1,116,423
  West Harris County Municipal  Utility District GO, 6.00% due 3/1/2017
  (Insured: Radian)                                                          NR/AA          500,000         502,480
Utah -- 0.63%
  Salt Lake City  Municipal  Building  Authority,  5.30% due 10/15/2012
  pre-refunded 10/15/2009 (Insured: AMBAC)                                  Aaa/AAA       1,085,000       1,138,187
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  pre-refunded 11/1/2011 (Insured: AMBAC)                                   Aaa/NR        1,000,000       1,083,430
  Utah Housing Finance  Authority,  6.05% due 7/1/2016 (Credit Support:
  FHA)                                                                      NR/AAA          405,000         409,637
  Utah Housing  Finance  Authority SFMR D-2 Class I, 5.85% due 7/1/2015
  (Credit Support: FHA)                                                     Aa2/AA           40,000          40,844
  Utah State Board of Regents Auxiliary, 5.25% due 5/1/2013                  NR/AA          595,000         636,079
Virginia -- 2.13%
  Alexandria IDRB Institute for Defense  Analysis,  6.00% due 10/1/2014
  pre-refunded 10/1/2010 (Insured: AMBAC)                                   Aaa/AAA       1,500,000       1,627,515
  Alexandria IDRB Institute for Defense  Analysis,  6.00% due 10/1/2015
  pre-refunded 10/1/2010 (Insured: AMBAC)                                   Aaa/AAA       1,590,000       1,725,166
  Alexandria IDRB Institute for Defense  Analysis,  5.90% due 10/1/2020
  pre-refunded 10/1/2010 (Insured: AMBAC)                                   Aaa/AAA       2,000,000       2,164,800
  Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)                NR/AA        1,000,000       1,048,680
  Hanover County IDRB Medical Facilities, 6.00% due 10/1/2021 (ETM)         Aaa/AAA         795,000         796,677
  Norton IDA, 6.00% due 12/1/2014 (Norton Community Hospital;  Insured:
  ACA)                                                                      NR/CCC        1,635,000       1,675,728
  Spotsylvania  County IDRB,  6.00% due  9/1/2019 put 9/1/2008  (Walter
  Grinders; LOC: Deutsche Bank) (AMT)                                        NR/NR        2,210,000       2,219,149
Washington -- 3.49%
  Port Longview  Industrial  Development  Corp.  Solid Waste  Disposal,
  6.875% due 10/1/2008 (Weyerhaeuser Co.) (AMT)                             NR/BBB        1,500,000       1,525,170
  Skagit  County  Public  Hospital  District GO,  5.125% due  12/1/2015
  (Insured: MBIA)                                                           Aaa/NR        1,900,000       2,099,652
  Vancouver  Downtown  Redevelopment  Authority,   5.50%  due  1/1/2018
  (Conference Center; Insured: ACA)                                         NR/CCC        3,500,000       3,497,340
  Washington  Health  Care  Facilities,  4.50%  due  12/1/2008  (Kadlec
  Medical Center; Insured: Assured Guaranty)                                Aaa/AAA       1,200,000       1,215,036
  Washington Health Care Facilities,  5.50% due 12/1/2010  pre-refunded
  12/1/2009 (Providence Services; Insured: MBIA)                            Aaa/AAA       2,690,000       2,837,627
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Catholic
  Health Services; Insured: MBIA)                                           Aaa/AAA       1,735,000       1,853,067
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Catholic
  Health Services; Insured: MBIA)                                           Aaa/AAA       1,945,000       2,070,822
  Washington  Housing  Finance  Commission,  5.60% due 7/1/2011  (Kline
  Galland Center; Insured: Radian)                                           NR/AA          500,000         514,550
  Washington  Housing  Finance  Commission,  5.875% due 7/1/2019 (Kline
  Galland Center; Insured: Radian)                                           NR/AA        1,000,000       1,023,820
  Washington Public Power Supply, 0% due 7/1/2010                           Aaa/AA-         960,000         882,614
  Washington Public Power Supply, 0% due 7/1/2011                           Aaa/AA-       1,000,000         884,730
West Virginia -- 0.30%
  West Virginia Hospital Finance Authority,  5.00% due 6/1/2020 (United
  Hospital Center; Insured: AMBAC)                                          Aaa/AAA       1,530,000       1,602,706
Wisconsin -- 0.58%
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc.; Insured: Radian)                      NR/AA        1,000,000       1,028,930
  Wisconsin  Housing  &  Economic  Development,  5.875%  due  11/1/2016
  (Insured: AMBAC)                                                          Aaa/AAA       1,980,000       2,054,488


TOTAL INVESTMENTS -- 99.05% (Cost $510,168,573)                                                     $   522,509,198


    OTHER ASSETS LESS LIABILITIES -- 0.95%                                                                4,996,306


    NET ASSETS -- 100.00%                                                                           $   527,505,504

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
USD        Unified School District
XLCA       Insured by XL Capital Assurance





Thornburg New Mexico Intermediate Municipal Fund                                                  December 31, 2007

CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624, CLASS I - 885-215-285
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX, CLASS I - THNIX

                                                                        Credit Rating+    Principal
Issuer-Description                                                       Moody's/S&P        Amount            Value


Albuquerque GRT, 0% due 7/1/2012 pre-refunded 7/1/2011                     Aaa/AAA     $  1,775,000  $    1,516,737
Albuquerque GRT, 0% due 7/1/2012 (Insured: FSA)                            Aaa/AAA          225,000         191,270
Albuquerque  Industrial,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC:
Bank of the West) (AMT)                                                    Aa3/NR         1,170,000       1,216,098
Albuquerque  Industrial,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC:
Bank of the West) (AMT)                                                    Aa3/NR         2,140,000       2,225,108
Albuquerque Joint Water & Sewage, 0% due 7/1/2008 (Insured: FGIC)          Aaa/AAA        1,600,000       1,574,496
Albuquerque Joint Water & Sewage, 4.75% due 7/1/2008                       Aa2/AA            60,000          60,081
Albuquerque   Municipal   School   District   12,  5.10%  due  8/1/2014
pre-refunded 8/1/2008                                                      Aa2/AA           760,000         769,318
Albuquerque Municipal School District 12, 5.00% due 8/1/2015               Aa2/AA         1,175,000       1,224,632
Albuquerque  Refuse  Removal & Disposal,  5.00% due 7/1/2010  (Insured:
FSA)                                                                       Aaa/AAA          415,000         433,218
Belen Gasoline Tax Improvement, 5.40% due 1/1/2011                          NR/NR           505,000         506,924
Bernalillo County GRT, 5.50% due 10/1/2011 pre-refunded 10/01/2009         Aa3/AAA          495,000         515,835
Bernalillo County GRT, 5.25% due 10/1/2012                                 Aa3/AAA        1,000,000       1,084,110
Bernalillo County GRT, 5.75% due 10/1/2015 pre-refunded 10/01/2009         Aa3/AAA        2,000,000       2,092,640
Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: MBIA)                  Aaa/AAA        3,000,000       3,248,160
Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)                Aaa/AAA        3,170,000       3,529,288
Chaves County GRT, 5.00% due 7/1/2017 (Insured: FGIC)                      Aaa/NR         1,000,000       1,044,880
Chaves County GRT, 5.05% due 7/1/2019 (Insured: FGIC)                      Aaa/NR           735,000         768,861
Cibola County GRT, 5.875% due 11/1/2008 (Insured: AMBAC) (ETM)             Aaa/AAA          495,000         506,766
Cibola County GRT, 6.00% due 11/1/2010 (Insured: AMBAC) (ETM)              Aaa/AAA          555,000         597,996
Farmington  Hospital,  5.00% due 6/1/2017  (San Juan  Regional  Medical
Center)                                                                     A3/NR         1,035,000       1,067,913
Farmington  Hospital,  5.125% due 6/1/2018 (San Juan  Regional  Medical
Center)                                                                     A3/NR           570,000         584,529
Farmington  Hospital,  5.125% due 6/1/2019 (San Juan  Regional  Medical
Center)                                                                     A3/NR           645,000         657,861
Farmington  Hospital,  5.00% due 6/1/2022  (San Juan  Regional  Medical
Center)                                                                     A3/NR         2,325,000       2,333,556
Farmington  PCR, 3.50% due 9/1/2024 put 1/2/2008  (LOC:  Barclays Bank)
(daily demand notes)                                                       P1/A-1+          600,000         600,000
Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: FSA)             Aaa/AAA        6,095,000       6,425,471
Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)      Aaa/AAA        3,345,000       3,555,099
Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)      Aaa/AAA        2,060,000       2,206,384
Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)      Aaa/AAA        3,540,000       3,784,366
Grant  County  Hospital  Facility,  5.50% due 8/1/2009  (Gila  Regional
Medical Center; Insured: Radian)                                            NR/AA         1,310,000       1,342,632
Grant  County  Hospital  Facility,  5.50% due 8/1/2010  (Gila  Regional
Medical Center; Insured: Radian)                                            NR/AA         1,385,000       1,442,658
Las Cruces School District GO, 5.50% due 8/1/2010                          Aa3/NR         1,000,000       1,035,520
Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: FSA)       Aaa/AAA        1,265,000       1,367,731
New  Mexico  Educational  Assistance  Foundation,  4.95%  due  3/1/2009
(Insured: Guaranteed Student Loans) (AMT)                                  Aaa/NR         2,000,000       2,024,340
New Mexico Finance Authority,  5.15% due 6/1/2012 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aaa/AAA          255,000         262,398
New Mexico Finance Authority,  5.25% due 6/1/2013 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aaa/AAA          130,000         133,951
New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         Aaa/NR         2,280,000       2,461,511
New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: MBIA)           Aaa/AAA        2,660,000       2,857,000
New Mexico Finance Authority,  5.35% due 6/1/2014 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aaa/AAA          130,000         134,130
New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)          Aaa/AAA        1,000,000       1,095,740
New Mexico Finance Authority,  5.45% due 6/1/2015 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aaa/AAA          145,000         149,805
New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         Aaa/NR         2,360,000       2,579,480
New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         Aaa/NR         2,915,000       3,120,828
New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: MBIA)          Aaa/NR         1,215,000       1,295,810
New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: MBIA)           Aaa/AAA        1,625,000       1,734,119
New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)          Aaa/AAA        1,000,000       1,068,620
New Mexico Finance Authority, 5.00% due 6/15/2020 (Insured: MBIA)          Aaa/NR         1,395,000       1,480,081
New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: MBIA)          Aaa/AAA        1,300,000       1,382,537
New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: MBIA)          Aaa/AAA        7,000,000       7,377,300
New Mexico Finance  Authority Court Facilities Fee, 5.50% due 6/15/2020
pre-refunded 6/15/2011 (Insured: MBIA)                                     Aaa/AAA        2,000,000       2,151,360
New Mexico  Finance  Authority  State Office  Building  Tax,  5.00% due
6/1/2014 pre-refunded 6/1/2011                                             Aa1/AAA        1,875,000       1,986,487
New Mexico Finance Authority State Transportation,  5.00% due 6/15/2014
(Insured: MBIA)                                                            Aaa/AAA        2,100,000       2,290,953
New  Mexico  Highway   Commission   Senior  Tax,  5.50%  due  6/15/2013
pre-refunded 6/15/2011                                                     Aa2/AAA        2,000,000       2,151,360
New Mexico Highway Commission Senior Tax, 5.50% due 6/15/2014              Aa2/AAA        2,000,000       2,140,520
New Mexico Highway  Commission  Tax,  6.00% due 6/15/2011  pre-refunded
6/15/2009                                                                  Aa2/AAA        5,000,000       5,209,100
New Mexico  Hospital  Equipment Loan,  5.75% due 8/1/2016  pre-refunded
8/1/2011 (Presbyterian Healthcare)                                         Aa3/AA-        5,205,000       5,689,846
New Mexico Housing  Authority  Region III Multi Family  Housing,  5.30%
due 12/1/2022 (Senior El Paseo Apartments; Insured: AMBAC)                 Aaa/AAA        1,055,000       1,069,053
New Mexico MFA Forward  Mortgage,  6.50% due 7/1/2025  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           165,000         169,537
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA           775,000         809,472
New Mexico MFA Multi Family, 5.05% due 9/1/2027 (St. Anthony;  Insured:
FHA)                                                                       NR/AAA           890,000         878,474
New Mexico MFA Multi Family, 6.05% due 7/1/2028 (Sandpiper  Apartments;
Insured: FHA)                                                              NR/AAA         2,335,000       2,425,551
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Sombra
Del Oso Apartments; Collateralized: FNMA)                                  Aaa/NR         1,000,000       1,030,550
New  Mexico  MFA  Multi   Family,   5.00%  due  7/1/2031  put  7/1/2011
(Riverwalk Apartments; Collateralized: FNMA)                               Aaa/NR         1,910,000       1,968,350
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Tierra
Pointe I Apartments; Collateralized: FNMA)                                 Aaa/NR         2,785,000       2,870,082
New Mexico MFA SFMR, 5.70% due 9/1/2014 (Collateralized: FNMA/GNMA)        NR/AAA            80,000          80,743
New Mexico MFA SFMR, 5.80% due 9/1/2016 (Collateralized: FNMA/GNMA)        NR/AAA           150,000         154,592
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           205,000         206,929
New Mexico MFA SFMR, 6.15% due 9/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA            65,000          65,730
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank)           NR/AAA           250,000         226,725
New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             NR/AAA           230,000         233,204
New Mexico MFA SFMR, 5.875% due 9/1/2021 (Collateralized: FNMA/GNMA)       NR/AAA           425,000         429,241
New Mexico MFA SFMR, 6.05% due 9/1/2021 (Collateralized: FNMA/GNMA)        NR/AAA           260,000         273,627
New  Mexico  State  Highway  Commission  Infrastructure  C,  5.00%  due
6/15/2012 (ETM)                                                            Aa2/AAA        1,000,000       1,071,170
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010 (ETM)         Aa2/AAA          255,000         266,243
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010               Aa2/AAA          245,000         256,099
New  Mexico  State  Highway   Commission   Tax,  5.125%  due  6/15/2010
pre-refunded 6/15/2008                                                     Aa2/AAA          660,000         666,402
New Mexico State Highway Commission Tax, 5.125% due 6/15/2010              Aa2/AAA        3,695,000       3,727,996
New Mexico State Hospital  Equipment Loan Council  Hospital,  4.80% due
8/1/2010 (Presbyterian Healthcare)                                         Aa3/AA-          500,000         516,535
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital,  5.00%
due 7/1/2017 (Insured: Radian)                                             Aa3/NR         1,730,000       1,754,843
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital,  5.00%
due 7/1/2019 (Insured: Radian)                                             Aa3/NR         1,000,000       1,006,840
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital,  5.00%
due 7/1/2021 (Insured: Radian)                                             Aa3/NR         1,185,000       1,181,552
New Mexico State Hospital  Equipment Loan St. Vincent  Hospital,  5.25%
due 7/1/2025 (Insured: Radian)                                             Aa3/NR         1,000,000       1,001,230
New Mexico State University  Improvement,  5.00% due 4/1/2013 (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,079,030
New Mexico Supplemental Severance, 5.00% due 7/1/2008                      Aa3/AA-        5,000,000       5,007,750
Puerto Rico Public Buildings  Authority  Government  Facilities,  5.25%
due 7/1/2019 (Insured: XLCA)                                               Aaa/AAA        1,000,000       1,089,270
Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: FGIC)                         Aaa/AAA          955,000       1,031,706
Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: FGIC)                         Aaa/AAA          555,000         598,867
Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: FGIC)                         Aaa/AAA        1,000,000       1,047,250
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2014                                                                   A1/NR           400,000         428,340
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2022                                                                   A1/NR         1,725,000       1,797,743
San Juan County GRT, 5.30% due 9/15/2009                                    A1/NR           215,000         219,259
San Juan County GRT, 5.00% due 6/15/2014 (Insured: MBIA)                   Aaa/AAA        1,225,000       1,332,690
San  Juan  County  GRT,  5.50%  due  9/15/2016  pre-refunded  9/15/2011
(Insured: AMBAC)                                                           Aaa/AAA        1,180,000       1,279,380
San  Juan  County  GRT,  5.75%  due  9/15/2021  pre-refunded  9/15/2011
(Insured: AMBAC)                                                           Aaa/AAA        1,000,000       1,099,120
Sandoval County Incentive Payment, 5.75% due 2/1/2010 (Intel Corp.)         NR/A+           535,000         535,835
Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)         NR/A+         4,390,000       4,600,281
Sandoval County Landfill Improvement, 5.50% due 8/15/2015                  Baa2/NR        1,420,000       1,485,561
Sandoval County Landfill Improvement, 5.75% due 8/15/2018                  Baa2/NR        1,335,000       1,397,665
Santa Fe County,  9.00% due  1/1/2008  (Office &  Training  Facilities)
(ETM)                                                                      Aaa/NR           626,000         626,000
Santa Fe County, 5.00% due 7/1/2008 (Insured: MBIA)                        Aaa/NR           785,000         786,217
Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)              NR/BBB-        1,250,000       1,264,300
Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)              NR/BBB-        1,835,000       1,835,679
Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo   Improvement
District)                                                                   NR/NR         1,780,000       1,840,039
Santa Fe County  Charter  School  Foundation,  6.50% due 1/15/2026 (ATC
Foundation)                                                                 NR/NR         1,000,000         996,810
Santa Fe County  Charter School  Foundation,  6.625% due 1/15/2036 (ATC
Foundation)                                                                 NR/NR         1,030,000       1,018,958
Santa Fe County  Correctional  Systems,  5.00% due  2/1/2018  (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,099,710
Santa Fe County  Correctional  Systems,  6.00% due  2/1/2027  (Insured:
FSA)                                                                       Aaa/AAA        1,520,000       1,787,034
Santa  Fe  Educational  Facilities,  5.10%  due  3/1/2008  (St.  John's
College)                                                                    NR/A            210,000         210,330
Santa  Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
College)                                                                    NR/A          1,215,000       1,215,996
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            60,000          60,741
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            90,000          90,116
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            95,000          96,135
Taos County GRT, 4.25% due 10/1/2010 (Insured: Radian)                     Aa3/NR         1,000,000       1,002,780
Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 Baa1/NR        1,500,000       1,592,790
Taos Municipal School District 1, 5.00% due 9/1/2008 (Insured: FSA)        Aaa/NR           450,000         455,877
University of New Mexico, 5.25% due 6/1/2013                               Aa3/AA           665,000         714,476
University of New Mexico, 5.25% due 6/1/2014                               Aa3/AA           335,000         359,639
University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              Aaa/AAA        1,590,000       1,737,282
University of New Mexico, 5.25% due 6/1/2015                               Aa3/AA         1,195,000       1,297,949
University of New Mexico, 5.25% due 6/1/2016                               Aa3/AA           645,000         690,801
University of New Mexico, 5.25% due 6/1/2017                               Aa3/AA         1,730,000       1,849,197
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,825,000       1,943,826
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,200,000       1,290,504
University of New Mexico, 5.25% due 6/1/2021                               Aa3/AA         1,000,000       1,065,110
University of New Mexico, 6.00% due 6/1/2021                               Aa3/AA           610,000         707,179
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2016
(Insured: FSA & FHA)                                                       Aaa/AAA        2,920,000       3,142,767
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2017
(Insured: FSA & FHA)                                                       Aaa/AAA        2,000,000       2,140,640
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2018
(Insured: FSA & FHA)                                                       Aaa/AAA        2,000,000       2,126,420
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2019
(Insured: FSA & FHA)                                                       Aaa/AAA        3,000,000       3,175,500
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 7/1/2019
(Insured: FSA & FHA)                                                       Aaa/AAA        3,000,000       3,175,500
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2020
(Insured: FSA & FHA)                                                       Aaa/AAA        2,310,000       2,434,324
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 7/1/2020
(Insured FSA & FHA)                                                        Aaa/AAA          500,000         526,910
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       2,088,000
Villa   Hermosa   Multi   Family   Housing,    5.85%   due   11/20/2016
(Collateralized: GNMA) (AMT)                                               NR/AAA         1,105,000       1,128,061


TOTAL INVESTMENTS --97.62%(Cost $ 191,121,035)                                                      $   196,231,528


    OTHER ASSETS LESS LIABILITIES -- 2.38%                                                                4,775,901


    NET ASSETS -- 100.00%                                                                           $   201,007,429

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
MBIA       Insured by Municipal Bond Investors Assurance
MFA        Mortgage Finance Authority
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
XLCA       Insured by XL Capital Assurance





Thornburg New York Intermediate Municipal Fund                                                    December 31, 2007

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX

                                                                        Credit Rating+    Principal
Issuer-Description                                                       Moody's/S&P        Amount            Value


Amherst  Industrial  Development  Agency  Civic  Facility,   5.75%  due
4/1/2015 (Insured: ACA)                                                    NR/CCC      $    465,000  $      469,306
Dutchess  County  Industrial  Development  Agency,  5.00% due  8/1/2021
(Bard College)                                                              A3/NR         1,100,000       1,146,739
Hempstead  Industrial  Development Agency Resource Recovery,  5.00% due
12/1/2010 put 6/1/2010 (American Ref-Fuel)                                Baa3/BB+        1,000,000       1,002,300
Monroe  County  Industrial   Development  Agency,  6.45%  due  2/1/2014
(DePaul Community Facility; Insured: SONYMA)                               Aa1/NR           725,000         726,812
Monroe County Industrial  Development Agency,  5.375% due 6/1/2017 (St.
John Fisher College; Insured: Radian)                                       NR/AA           700,000         716,765
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aaa/AAA          400,000         426,168
New York City GO, 6.75% due 2/1/2009 (Insured: MBIA-IBC)                   Aaa/AAA          950,000         986,660
New York City GO, 5.00% due 8/1/2018                                       Aa3/AA         1,000,000       1,054,980
New York City Municipal  Water Finance  Authority,  5.75% due 6/15/2013
(ETM)                                                                      Aaa/AAA        1,000,000       1,050,550
New York  City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
(Insured: AMBAC)                                                           Aaa/AAA        1,000,000       1,073,480
New York City Transitional Finance Authority, 5.00% due 11/1/2020          Aa1/AAA        1,000,000       1,066,400
New York City Trust Cultural  Resources,  5.75% due 7/1/2014 (Museum of
American Folk Art; Insured: ACA)                                           NR/CCC           920,000         929,559
New York Convention Center  Development Corp. Hotel Unit Fee, 5.00% due
11/15/2017 (Insured: AMBAC)                                                Aaa/AAA        1,000,000       1,088,110
New York Dormitory  Authority,  5.25% due 7/1/2010 (D'Youville College;
Insured: Radian)                                                            NR/AA           350,000         360,395
New York Dormitory  Authority,  5.25% due 7/1/2011 (D'Youville College;
Insured: Radian)                                                            NR/AA           370,000         384,108
New York  Dormitory  Authority,  5.00%  due  7/1/2016  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR           400,000         434,588
New  York  Dormitory  Authority,   6.10%  due  7/1/2019  (Ryan  Clinton
Community Health Center; Insured: SONYMA)                                  Aa1/NR         1,000,000       1,056,540
New York  Dormitory  Authority,  5.00%  due  7/1/2024  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR         1,000,000       1,042,890
New York Dormitory  Authority Health Quest Systems,  5.25% due 7/1/2027
(Insured: Assured Guaranty)                                                Aaa/AAA          500,000         525,180
New York Dormitory  Authority Lease, 5.25% due 8/15/2013 (Master Boces;
Insured: FSA)                                                              Aaa/AAA        1,000,000       1,061,460
New  York  Dormitory  Authority  Mental  Health  Services,   5.50%  due
2/15/2019 pre-refunded 8/15/2011 (Insured: MBIA)                           Aaa/AAA        1,085,000       1,173,916
New  York  Dormitory   Authority  Mental  Health  Services   Facilities
Improvement, 5.00% due 2/15/2015 (Insured: AMBAC)                          Aaa/AAA        1,500,000       1,625,445
New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012      Aa3/AAA        1,000,000       1,087,400
New York Dormitory  Authority  Personal Income Tax, 5.00% due 3/15/2019
(Insured: FSA)                                                             Aaa/AAA        1,000,000       1,067,170
New  York  Environmental   Facilities  Corp.  PCR  Water,   6.875%  due
6/15/2014 (State Revolving Fund)                                           Aaa/AAA          400,000         401,224
New York State Thruway Authority General,  5.00% due 1/1/2018 (Insured:
AMBAC)                                                                     Aaa/AAA        1,000,000       1,073,230
New York State  Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
due 4/1/2022                                                                NR/AA         1,000,000       1,069,180
New  York  Urban  Development  Corp.  Correctional  Facilities,  0% due
1/2/2008                                                                   A1/AA-         2,000,000       2,000,000
Newark Wayne Community Hospital, 5.875% due 1/15/2033 (Insured: AMBAC)     Aaa/AAA        1,355,000       1,357,453
Oneida  County  Industrial   Development  Agency,  6.00%  due  1/1/2010
(Insured: Radian)                                                           NR/AA           375,000         389,280
Oneida County Industrial  Development Agency, 6.10% due 6/1/2020 (Civic
Facility Presbyterian Home; LOC: HSBC Bank USA)                            Aa2/NR           450,000         472,446
Port  Authority New York & New Jersey,  5.00% due  8/15/2022  (Insured:
FSA)                                                                       Aaa/AAA        1,000,000       1,073,390
Port  Chester  Industrial  Development  Agency,  4.75% due 7/1/2031 put
7/1/2011 (American Foundation; Collateralized: FNMA)                       NR/AAA           750,000         780,758
Puerto Rico Electric  Power  Authority,  5.375% due 7/1/2017  (Insured:
XLCA)                                                                      Aaa/AAA        1,045,000       1,140,377
Utica  Industrial   Development   Agency  Civic  Facility,   5.25%  due
7/15/2016 (Munson Williams Proctor Institute)                               A1/NR           210,000         223,757


TOTAL INVESTMENTS --98.31%(Cost $ 30,853,619)                                                       $    31,538,016


    OTHER ASSETS LESS LIABILITIES -- 1.69%                                                                  541,288


    NET ASSETS -- 100.00%                                                                           $    32,079,304

 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
XLCA       Insured by XL Capital Assurance





Thornburg Limited Term U.S. Government Fund                                                       December 31, 2007


CUSIPS: Class A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830,
CLASS I - 885-215-699, CLASS R3 -885-215-491

NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX,
CLASS I - LTUIX, CLASS R3 - LTURX

                                                                                        Principal          Value
Security Name                                                                             Amount


    U.S. TREASURY SECURITIES -- 42.64%
        United States Treasury Notes, 2.625% due 5/15/2008                             $  9,000,000  $    8,976,797
        United States Treasury Notes, 5.50% due 5/15/2009                                 8,000,000       8,260,625
        United States Treasury Notes, 3.625% due 1/15/2010                               16,000,000      16,183,750
        United States Treasury Notes, 5.75% due 8/15/2010                                 6,000,000       6,402,187
        United States Treasury Notes, 4.625% due 10/31/2011                               2,000,000       2,095,000
        United States Treasury Notes, 3.625% due 5/15/2013                               11,000,000      11,071,328
        United States Treasury Notes, 4.75% due 5/15/2014                                 3,000,000       3,189,609
        United States Treasury Notes, 4.875% due 8/15/2016                                6,000,000       6,387,187


    TOTAL U.S. TREASURY SECURITIES (Cost $61,434,165)                                                    62,566,483


    U.S. GOVERNMENT AGENCIES -- 51.37%
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         227,411
        Federal Farm Credit Bank, 5.875% due 7/28/2008                                    1,900,000       1,916,928
        Federal Farm Credit Bank, 5.87% due 9/2/2008                                      1,300,000       1,312,976
        Federal Farm Credit Bank, 5.35% due 12/11/2008                                      200,000         201,930
        Federal Farm Credit Bank, 5.80% due 3/19/2009                                       300,000         306,591
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         365,045
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000         261,758
        Federal Home Loan Bank, 7.00% due 2/15/2008                                         150,000         150,473
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000       1,267,347
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000       1,025,313
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000         204,821
        Federal Home Loan Bank, 5.125% due 4/29/2009                                      1,750,000       1,777,514
        Federal  Home Loan Mtg Corp.,  CMO Series 1321 Class TE,  7.00%
        due 8/15/2022                                                                       928,133         957,137
        Federal  Home Loan Mtg Corp.,  CMO  Series  1616 Class E, 6.50%
        due 11/15/2008                                                                      329,458         330,837
        Federal  Home Loan Mtg Corp.,  CMO Series 2592 Class PD,  5.00%
        due 7/15/2014                                                                     1,000,000       1,002,141
        Federal  Home Loan Mtg Corp.,  CMO Series 2744 Class JG,  5.00%
        due 8/15/2032                                                                     1,500,000       1,468,929
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,192,155       1,175,895
        Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP,  5.50%
        due 6/15/2015                                                                     1,526,162       1,558,180
        Federal  Home Loan Mtg Corp.,  CMO Series 3067 Class PJ,  5.50%
        due 7/15/2031                                                                     3,000,000       3,039,988
        Federal  Home Loan Mtg Corp.,  CMO Series 3078 Class PC,  5.50%
        due 11/15/2030                                                                    2,250,000       2,279,210
        Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC,  5.50%
        due 6/15/2032                                                                     5,000,000       5,079,382
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                                     1,000,000       1,026,581
        Federal  Home Loan Mtg Corp.,  CMO Series 3320 Class TC,  5.50%
        due 10/15/2032                                                                    2,000,000       2,022,592
        Federal  Home Loan Mtg Corp.,  CMO Series 3331 Class PB,  6.00%
        due 1/15/2031                                                                     2,000,000       2,061,387
        Federal  Home Loan Mtg Corp.,  CMO Series R012 Class AB,  5.50%
        due 12/15/2020                                                                    3,769,562       3,785,254
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  141016,   9.25%  due
        11/1/2016                                                                            19,961          19,961
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                       38,595          42,109
        Federal Home Loan Mtg Corp., Pool # 160043, 8.75% due 4/1/2008                           34              34
        Federal Home Loan Mtg Corp., Pool # 181730, 8.50% due 5/1/2008                          323             321
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                             12,981          13,581
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             24,469          28,167
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            28,487          29,409
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       35,234          37,095
        Federal Home Loan Mtg Corp., Pool # E49074, 6.50% due 7/1/2008                        3,313           3,413
        Federal Home Loan Mtg Corp., Pool # E61778, 6.50% due 4/1/2008                          166             171
        Federal National Mtg Assoc, 5.125% due 12/8/2008                                  3,665,000       3,691,744
        Federal  National Mtg Assoc CMO Series 1993-101 Class PJ, 7.00%
        due 6/25/2008                                                                        36,591          36,625
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                        48,564          48,833
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                       106,140         108,190
        Federal  National Mtg Assoc CMO Series  2003-92 Class KH, 5.00%
        due 3/25/2032                                                                     2,000,000       1,965,371
        Federal  National Mtg Assoc CMO Series  2004-35 Class CA, 4.00%
        due 12/25/2017                                                                    1,976,223       1,943,520
        Federal  National Mtg Assoc CMO Series  2007-42 Class YA, 5.50%
        due 1/25/2036                                                                     2,741,538       2,749,076
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                                    2,916,000       2,991,156
        Federal  National Mtg Assoc CPI Floating Rate Note,  3.895% due
        2/17/2009                                                                         3,000,000       2,979,060
        Federal  National  Mtg Assoc  REMIC  Series  2006-B1  Class AB,
        6.00% due 6/25/2016                                                               3,366,448       3,428,311
        Federal National Mtg Assoc, Pool # 008307, 8.00% due 5/1/2008                           480             480
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        33,037          35,601
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       27,046          28,254
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        34,177          35,608
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        67,238          74,369
        Federal National Mtg Assoc, Pool # 077725, 9.75% due 10/1/2018                        3,044           3,099
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                        24,563          24,843
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       26,514          29,505
        Federal National Mtg Assoc, Pool # 156156, 8.50% due 4/1/2021                        19,514          20,485
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        24,930          26,000
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                         4,640           4,650
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                        14,871          14,924
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       26,337          26,810
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                        54,969          56,249
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       140,429         145,427
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                        2,973           2,984
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                        29,578          30,129
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                         6,809           6,807
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        25,559          26,073
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       287,813         305,415
        Federal National Mtg Assoc, Pool # 373942, 6.50% due 12/1/2008                        4,985           5,138
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      599,191         614,678
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                     1,022,623       1,022,066
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,072,567       3,056,018
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      137,993         148,729
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                        98,031         102,314
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       143,570         145,220
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                       56,576          57,937
        Government  National  Mtg Assoc CMO  Series  2001-65  Class PG,
        6.00% due 7/20/2028                                                                 175,425         175,405
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            49,609          53,137
        Government  National  Mtg  Assoc,  Pool  #  369693,  7.00%  due
        1/15/2009                                                                            18,562          18,696
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                            18,361          18,852
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                           22,969          23,567
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                            24,116          24,882
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           38,117          39,109
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           30,313          31,974
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                            57,763          60,715
        Government  National  Mtg  Assoc,  Pool  #  780063,  7.00%  due
        9/15/2008                                                                             1,679           1,678
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                            61,066          63,091
        Overseas Private Investment Corp., 4.10% due 11/15/2014                           1,752,000       1,775,126
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000       5,350,775
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,831,258
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       3,103,184
        United States Department of Housing & Urban Development,  3.51%
        due 8/1/2008                                                                        850,000         846,039


TOTAL U.S. GOVERNMENT AGENCIES (Cost $74,501,773)                                                        75,389,067



    TOTAL INVESTMENTS -- 94.01% (Cost $135,935,938)                                                 $   137,955,550


    OTHER ASSETS LESS LIABILITIES -- 5.99%                                                                8,786,600


    NET ASSETS -- 100.00%                                                                           $   146,742,150

 Footnote Legend


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

CMO        Collateralized Mortgage Obligation.
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit





Thornburg Limited Term Income Fund                                                                December 31, 2007


CUSIPS: Class A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681,
CLASS R3 - 885-215-483

NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX,
CLASS R3 - THIRX

                                                                         Credit Rating+    Principal
Security Name                                                               Moody's/S&P      Amount          Value


    U.S. TREASURY SECURITIES -- 3.74%
        United States Treasury Notes, 3.625% due 1/15/2008                  Aaa/AAA    $  2,586,560  $    2,591,727
        United States Treasury Notes, 4.75% due 11/15/2008                  Aaa/AAA       1,000,000       1,011,406
        United States Treasury Notes, 5.125% due 5/15/2016                  Aaa/AAA       1,000,000       1,082,266
        United States Treasury Notes, 4.875% due 8/15/2016                  Aaa/AAA       6,000,000       6,387,187


    TOTAL U.S. TREASURY SECURITIES (Cost $10,661,948)                                                    11,072,586


    U.S. GOVERNMENT AGENCIES -- 6.36%
        Federal Home Loan Bank, 5.833% due 1/23/2008                        Aaa/AAA         500,000         500,455
        Federal Home Loan Bank, 5.785% due 4/14/2008                        Aaa/AAA          75,000          75,318
        Federal Home Loan Bank, 5.835% due 7/15/2008                        Aaa/AAA         300,000         302,415
        Federal Home Loan Bank, 5.085% due 10/7/2008                        Aaa/AAA         250,000         251,533
        Federal Home Loan Bank, 5.038% due 10/14/2008                       Aaa/AAA         200,000         201,197
        Federal Home Loan Bank, 5.365% due 12/11/2008                       Aaa/AAA          75,000          75,720
        Federal Home Loan Bank, 4.50% due 12/15/2008                        Aaa/AAA       3,000,000       3,005,250
        Federal Home Loan Bank, 5.985% due 4/9/2009                         Aaa/AAA          85,000          87,152
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,192,155       1,175,894
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                       Aaa/AAA       2,000,000       2,053,161
        Federal National Mtg Assoc, 6.00% due 12/1/2008                     Aaa/AAA          13,901          14,225
        Federal National Mtg Assoc, 8.00% due 12/1/2009                     Aaa/AAA          16,108          16,474
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA          16,428          16,711
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,304,850       2,306,272
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         122,247         123,804
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          30,120          30,901
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA         499,386         501,901
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                      Aaa/AAA       3,000,000       3,077,321
        Federal  National Mtg Assoc CPI Floating Rate Note,  3.895% due
        2/17/2009                                                           Aaa/AAA       5,000,000       4,965,100
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          23,783          25,362
        Government  National  Mtg  Assoc,  Pool #  827148,  6.375%  due
        2/20/2024                                                           Aaa/AAA          37,470          37,933


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $18,809,600)                                                    18,844,099


    ASSET BACKED SECURITIES -- 12.49%
        American Honda Finance Corp., 5.125% due 12/15/2010                 Aa3/A+        1,500,000       1,541,618
        Bear Stearns Mtg Series 2004-3 Class 1-A2, 5.71% due 7/25/2034      Aaa/AAA         679,548         677,638
        Countrywide  Home  Loan  Series  2004  Class  1-A,  5.657%  due
        7/20/2034                                                           Aaa/AAA       1,170,322       1,185,124
        Dunkin 2006-1 Class A2, 5.779% due 6/20/2031                        Aaa/AAA       4,000,000       3,855,176
        FNBC Pass Through Trust Series 1993 A, 8.08% due 1/5/2018           Aa3/AA-       1,103,381       1,310,695
        GSR Mtg Loan  Trust  Series  2004-3F  Class  2-A10,  4.496% due
        2/25/2034                                                           NR/AAA          671,016         611,656
        IHOP  Franchising  LLC  Series  2007-1A  Class A1,  5.144%  due
        3/20/2037                                                           Aaa/AAA       3,000,000       3,060,791
        J P Morgan  Chase  Commercial  Mtg  Series  2004-C3  Class A-5,
        4.878% due 1/15/2042                                                Aaa/NR        5,000,000       4,944,528
        Legg Mason Mortgage Capital Corp., 6.801% due 6/1/2009               NR/NR        1,714,286       1,714,286
        Small Business Administration, 4.638% due 2/10/2015                  NR/NR        2,485,628       2,463,831
        Wachovia Bank  Commercial Mtg Trust Series  2005-C21 Class A-4,
        5.21% due 10/15/2044                                                Aaa/AAA       5,000,000       4,949,034
        Wachovia Bank  Commercial Mtg Trust Series  2005-C22 Class A-4,
        5.266% due 12/15/2044                                               Aaa/AAA       5,000,000       5,004,240
        Washington   Mutual  Series  03-AR10,   Class-A4,   4.056%  due
        10/25/2033                                                          Aaa/AAA         364,411         363,758
        Washington   Mutual  Series   03-AR5,   Class-A6,   3.695%  due
        6/25/2033                                                           Aaa/AAA       3,040,832       3,031,116
        Washington   Mutual  Series  05-AR4,   Class-A4b,   4.672%  due
        4/25/2035                                                           Aaa/AAA         830,000         814,273
        Wells  Fargo   Mortgage   Backed   Securities   Series   2005-3
        Class-A10, 5.50% due 5/25/2035                                      Aaa/NR        1,491,514       1,490,379


    TOTAL ASSET BACKED SECURITIES (Cost $36,869,786)                                                       37,018,143


    CORPORATE BONDS -- 56.32%
    BANKS -- 4.65%
      Commercial Banks -- 4.65%
        Fifth Third Bank, Cincinnati Ohio, 3.375% due 8/15/2008             Aa2/AA-       2,500,000       2,480,907
        Household Finance Corp., 6.40% due 9/15/2009                        Aa3/AA-         400,000         410,540
        Household  Finance  Corp.  CPI  Floating  Rate Note,  4.91% due
        8/10/2009                                                           Aa3/AA-       5,000,000       4,899,800
        National City Bank, 7.25% due 7/15/2010                              NR/A         2,000,000       2,141,420
        National Westminster Bank, 7.375% due 10/1/2009                     Aa1/AA-         715,000         758,561
        Nations Bank Corp., 7.23% due 8/15/2012                             Aa1/AA          250,000         273,536
        Sovereign Bank, 5.125% due 3/15/2013                                A3/BBB          400,000         381,975
        US Bank, 6.30% due 7/15/2008                                        Aa2/AA          400,000         402,146
        Whitney National Bank, 5.875% due 4/1/2017                          A3/BBB        2,000,000       2,041,374


                                                                                                         13,790,259

    CAPITAL GOODS -- 6.80%
      Electrical Equipment -- 0.65%
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A           800,000         830,040
        Hubbell Inc., 6.375% due 5/15/2012                                   A3/A+        1,000,000       1,087,917
      Industrial Conglomerates -- 2.37%
        General Electric Capital Corp., 7.75% due 6/9/2009                  Aaa/AAA         200,000         208,837
        General Electric Capital Corp., 7.375% due 1/19/2010                Aaa/AAA         400,000         423,981
        General Electric Capital Corp.  Floating Rate Note,  4.854% due
        5/30/2008                                                           Aaa/AAA         494,000         489,714
        General Electric Capital Corp.  Floating Rate Note,  5.111% due
        12/15/2009                                                          Aaa/AAA       1,000,000         996,293
        General Electric Capital Corp.  Floating Rate Note,  4.287% due
        3/2/2009                                                            Aaa/AAA       5,000,000       4,925,000
      Machinery -- 3.78%
        Caterpillar Financial Services Corp., 6.40% due 2/15/2008            A2/A           250,000         250,210
        General American Railcar Corp., 6.69% due 9/20/2016                 A3/AA-          184,787         207,680
        Illinois  Tool  Works  Cupids   Financing   Trust,   6.55%  due
        12/31/2011                                                          Aa3/NR        5,000,000       5,256,095
        John  Deere  Capital  Corp.  Floating  Rate  Note,  5.271%  due
        6/10/2008                                                            A2/A         4,415,000       4,414,294
        Pentair, Inc., 7.85% due 10/15/2009                                Baa3/BBB       1,000,000       1,065,544


                                                                                                         20,155,605

    COMMERCIAL SERVICES & SUPPLIES -- 1.21%
      Commercial Services & Supplies -- 1.21%
        Science Applications International Corp., 6.75% due 2/1/2008         A3/A-          250,000         250,282
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,064,184
        Waste Management, Inc., 6.875% due 5/15/2009                       Baa3/BBB         725,000         744,332
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB         500,000         528,149
        Waste Management, Inc., 6.50% due 11/15/2008                       Baa3/BBB       1,000,000       1,012,880


                                                                                                          3,599,827

    CONSUMER DURABLES & APPAREL -- 0.81%
      Textiles, Apparel & Luxury Goods -- 0.81%
        Nike, Inc., 5.15% due 10/15/2015                                     A2/A+        2,315,000       2,392,453


                                                                                                          2,392,453

    DIVERSIFIED FINANCIALS -- 10.89%
      Capital Markets -- 5.04%
        Bear Stearns Co., Inc., 4.50% due 10/28/2010                         A2/A         1,500,000       1,439,033
        Goldman Sachs Group, Inc., 5.625% due 1/15/2017                      A1/A+        1,900,000       1,855,494
        Lehman Brothers Holdings, Inc., 3.50% due 8/7/2008                   A1/A+          700,000         690,477
        Lehman Brothers Holdings, Inc., 6.00% due 7/19/2012                  A1/A+        1,500,000       1,527,351
        Merrill Lynch & Co., 4.125% due 9/10/2009                            A1/A+        2,000,000       1,967,924
        Merrill Lynch & Co. Floating Rate Note, 5.193% due 8/14/2009         A1/A+        2,000,000       1,966,320
        Morgan Stanley Group, Inc., 5.338% due 1/18/2008                    Aa3/AA-       5,000,000       4,998,955
        Northern Trust Co., 6.25% due 6/2/2008                               A1/A+          500,000         503,520
      Consumer Finance -- 2.83%
        American General Finance Corp., 4.625% due 9/1/2010                  A1/A+          200,000         198,393
        Capital One Bank, 6.70% due 5/15/2008                                A2/A-        2,025,000       2,026,377
        SLM Corp. Floating Rate Note, 3.673% due 9/15/2008                 Baa1/BBB+      1,675,000       1,625,202
        SLM Corp. Floating Rate Note, 5.294% due 7/25/2008                 Baa1/BBB+      3,000,000       2,938,356
        Toyota Motor Credit Corp., 2.875% due 8/1/2008                      Aaa/AAA         800,000         789,453
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aaa/AAA         800,000         796,846
      Diversified Financial Services -- 3.02%
        Bank of America Institutional Series B, 7.70% due 12/31/2026        Aa2/A+        2,000,000       2,083,994
        JP Morgan Chase Co., 4.50% due 11/15/2010                           Aa2/AA-       1,465,000       1,467,952
        JP  Morgan  Chase  Co.  CPI  Floating  Rate  Note,   5.27%  due
        6/28/2009                                                           Aa2/AA-       5,000,000       5,016,000
        US Central Credit Union, 2.75% due 5/30/2008                        Aa1/AAA         375,000         371,699


                                                                                                         32,263,346

    ENERGY -- 2.41%
      Energy Equipment & Services -- 0.68%
        Detroit  Edison  Corporate  Senior  Note  Series  D,  5.40% due
        8/1/2014                                                             A3/A-        2,000,000       2,007,150
      Oil, Gas & Consumable Fuels -- 1.73%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                     Baa1/BBB+        500,000         537,640
        Enbridge, Inc., 5.80% due 6/15/2014                                 Baa1/A-       2,000,000       2,032,778
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BBB-        250,000         265,643
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa3/BBB         750,000         798,589
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A1/A           900,000       1,023,749
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A1/A           250,000         273,890
        Union Oil Co. California, 7.90% due 4/18/2008                      Aa1/BBB+         200,000         201,836


                                                                                                          7,141,275

    FOOD & STAPLES RETAILING -- 0.32%
      Food & Staples Retailing -- 0.32%
        Wal-Mart Stores, Inc., 6.875% due 8/10/2009                         Aa2/AA          900,000         940,605

                                                                                                            940,605

    FOOD, BEVERAGE & TOBACCO -- 1.87%
      Beverages -- 0.73%
        Anheuser Busch Co., Inc., 4.375% due 1/15/2013                       A2/A         2,000,000       1,959,380
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         209,626
      Food Products -- 1.14%
        Conagra, Inc., 7.875% due 9/15/2010                                Baa2/BBB+        100,000         107,335
        General Mills, 5.50% due 1/12/2009                                 Baa1/BBB+        300,000         301,505
        Kraft Foods, Inc., 6.00% due 2/11/2013                             Baa2/BBB+      2,000,000       2,056,210
        Sara Lee Corp., 6.00% due 1/15/2008                                Baa1/BBB+        900,000         900,040


                                                                                                          5,534,096

    HEALTH CARE EQUIPMENT & SERVICES -- 0.70%
      Health Care Equipment & Supplies -- 0.70%
        Covidien  International  Financing  SA Senior Note 144A,  6.00%
        due 10/15/2017                                                      Baa1/A-       2,000,000       2,069,468


                                                                                                          2,069,468

    INSURANCE -- 9.03%
      Insurance -- 9.03%
        American International Group, Inc., 5.85% due 1/16/2018             Aa2/AA        1,000,000       1,006,548
        Berkshire  Hathaway  Finance  Corp.  Senior  Note,  4.625%  due
        10/15/2013                                                          Aaa/AAA       1,000,000       1,002,140
        Hartford  Financial  Services Group,  Inc. Senior Note,  4.625%
        due 7/15/2013                                                        A2/A         1,000,000         965,342
        International Lease Finance Corp., 4.55% due 10/15/2009             A1/AA-        2,500,000       2,481,862
        International Lease Finance Corp., 5.00% due 9/15/2012              A1/AA-        2,000,000       1,970,468
        International  Lease Finance Corp.  Floating Rate Note,  5.643%
        due 1/15/2010                                                       A1/AA-        4,050,000       4,048,028
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                    Baa2/BBB       1,000,000       1,018,417
        Lincoln National Corp., 4.75% due 2/15/2014                          A3/A+        1,000,000         985,460
        Pacific Life Global  Funding CPI Floating Rate Note,  4.94% due
        2/6/2016                                                            Aa3/AA        8,000,000       7,788,560
        Principal Financial Group Australia, 8.20% due 8/15/2009             A2/A           700,000         742,469
        Principal Life Global Funding, 4.40% due 10/1/2010                  Aa2/AA        4,000,000       4,025,452
        UnumProvident Corp., 7.625% due 3/1/2011                            Ba1/BB+         691,000         737,108


                                                                                                         26,771,854

    MATERIALS -- 1.76%
      Chemicals -- 1.11%
        Dow Chemical Co., 5.75% due 12/15/2008                               A3/A-          350,000         352,757
        E.I. du Pont de Nemours & Co., 5.00% due 1/15/2013                   A2/A         1,000,000       1,006,307
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A         1,000,000         995,657
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A           325,000         314,057
        Lubrizol Corp. Senior Note, 5.875% due 12/1/2008                   Baa3/BBB-        635,000         638,120
      Metals & Mining -- 0.65%
        BHP Billiton Finance, 5.40% due 3/29/2017                            A1/A+        2,000,000       1,923,576


                                                                                                          5,230,474

    MEDIA -- 1.69%
      Media -- 1.69%
        AOL Time Warner, Inc., 6.75% due 4/15/2011                         Baa2/BBB+        750,000         781,153
        Comcast Corp., 6.30% due 11/15/2017                                Baa2/BBB+      1,000,000       1,037,527
        E W Scripps Co. Ohio, 5.75% due 7/15/2012                            A2/A            80,000          83,623
        Thomson Corp., 4.25% due 8/15/2009                                  Baa1/A-       2,900,000       2,896,975
        Time Warner, Inc., 8.05% due 1/15/2016                             Baa2/BBB+        200,000         223,069


                                                                                                          5,022,347

    MISCELLANEOUS -- 1.50%
      Miscellaneous -- 1.21%
        Stanford University, 5.85% due 3/15/2009                            Aaa/NR        3,500,000       3,572,692
      Yankee -- 0.29%
        Nova Scotia Province Canada, 5.75% due 2/27/2012                    Aa2/A+          500,000         533,124
        Ontario Province Canada, 3.282% due 3/28/2008                       Aa1/AA          335,000         333,876


                                                                                                          4,439,692

    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES  -- 0.76%
      Pharmaceuticals -- 0.76%
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         490,302
        Tiers  Inflation   Linked  Trust  Series  Wyeth  2004-21  Trust
        Certificate CPI Floating Rate Note, 3.82% due 2/1/2014              Baa1/A+       2,000,000       1,749,940


                                                                                                          2,240,242

    RETAILING -- 0.72%
      Distributors -- 0.03%
        Dayton Hudson Corp., 9.625% due 2/1/2008                             A2/A+          100,000         100,327
      Multiline Retail -- 0.69%
        Nordstrom, Inc., 6.25% due 1/15/2018                                Baa1/A-       2,000,000       2,047,484


                                                                                                          2,147,811

    SOFTWARE & SERVICES -- 1.11%
      It Services -- 1.11%
        Computer Sciences Corp., 3.50% due 4/15/2008                        Baa1/A-       2,000,000       1,987,964
        Computer Sciences Corp., 6.25% due 3/15/2009                        Baa1/A-         300,000         303,585
        Electronic Data Systems Corp., 6.50% due 8/1/2013                  Ba1/BBB-       1,000,000       1,011,155


                                                                                                          3,302,704

    TECHNOLOGY HARDWARE & EQUIPMENT -- 0.52%
      Communications Equipment -- 0.35%
        Cisco Systems, Inc., 5.25% due 2/22/2011                             A1/A+        1,000,000       1,025,258
      Electronic Equipment & Instruments -- 0.17%
        Jabil Circuit, Inc., 5.875% due 7/15/2010                          Ba1/BBB-         500,000         505,970


                                                                                                          1,531,228

    TELECOMMUNICATION SERVICES -- 0.34%
      Wireless Telecommunication Services -- 0.34%
        Vodafone Group plc, 5.625% due 2/27/2017                            Baa1/A-       1,000,000         995,754


                                                                                                            995,754

    TRANSPORTATION -- 0.06%
      Airlines -- 0.06%
        Continental  Airlines  Pass Through  Certificate  Series 1997-4
        Class 4-A, 6.90% due 1/2/2018                                      Baa2/BBB+        169,258         171,797


                                                                                                            171,797

    UTILITIES -- 9.17%
      Electric Utilities -- 6.81%
        AEP Texas Central Transition Bond A1, 4.98% due 1/1/2010            Aaa/AAA       2,206,251       2,214,511
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)           Aaa/AAA         175,000         179,741
        Central Power & Light Co., 7.125% due 2/1/2008                     Baa1/BBB       2,000,000       2,002,464
        Commonwealth Edison Co., 4.74% due 8/15/2010                       Baa2/BBB         975,000         974,051
        Entergy Gulf States, Inc., 5.12% due 8/1/2010                      Baa3/BBB+      1,800,000       1,781,232
        Florida Power & Light Co., 5.55% due 11/1/2017                       Aa3/A        1,000,000       1,020,102
        Great River Energy 1st Mtg Series  2007-A,  5.829% due 7/1/2017
        (Insured: MBIA)                                                     Aaa/NR        5,000,000       5,126,550
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         886,155
        Madison Gas & Electric Co., 6.02% due 9/15/2008                     Aa3/AA-         950,000         959,400
        MP Environmental, 4.982% due 7/1/2014                               Aaa/AAA       5,000,000       5,037,500
      Gas Utilities -- 0.22%
        Questar Pipeline Co., 6.05% due 12/1/2008                            A2/A-          425,000         428,634
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/A+          225,000         224,978
      Multi-utilities -- 2.14%
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A         2,825,000       2,853,665
        Union Electric Co., 4.65% due 10/1/2013                             A3/BBB        2,000,000       1,947,396
        Wisconsin Energy Corp., 5.50% due 12/1/2008                         A3/BBB+         350,000         351,471
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                  Aa3/A        1,150,000       1,207,198


                                                                                                         27,195,048


    TOTAL CORPORATE BONDS (Cost $165,916,098)                                                           166,935,885


    TAXABLE MUNICIPAL BONDS -- 18.84%
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: MBIA)                                                     Aaa/AAA       2,975,000       3,213,892
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aaa/AAA         300,000         301,179
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         120,000         121,049
        Arkansas Electric Coop Corp., 7.33% due 6/30/2008                   A2/AA-           37,000          37,126
        Bessemer  Alabama  Water  Revenue  Taxable  Warrants  Series B,
        7.375% due 7/1/2008 (Insured: FSA)                                  Aaa/AAA         170,000         172,144
        Brockton MA Taxable  Economic  Development  Series A, 6.45% due
        5/1/2017 (Insured: FGIC)                                            Aaa/AAA         150,000         163,215
        Burbank  California Waste Disposal Revenue,  5.48% due 5/1/2008
        (Insured: FSA)                                                      Aaa/AAA         310,000         310,986
        California State, 5.168% due 10/1/2037 (Stem Cell Research)          A1/A+        2,000,000       2,025,400
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/BBB+       1,440,000       1,440,994
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aaa/NR          250,000         254,185
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aaa/NR          150,000         153,248
        Denver City & County  Special  Facilities  Taxable  Refunding &
        Improvement Series B, 7.15% due 1/1/2008 (Insured: MBIA)            Aaa/AAA         900,000         900,000
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        6/15/2011 (ETM)                                                      NR/NR          240,000         243,218
        Elkhart  Indiana  Redevelopment  District  Revenue,  4.80%  due
        12/15/2011 (ETM)                                                     NR/NR          245,000         247,835
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.05%  due
        12/15/2012 (ETM)                                                     NR/NR          515,000         526,752
        Elkhart  Indiana  Redevelopment  District  Revenue,  5.25%  due
        12/15/2013 pre-refunded 6/15/2013                                    NR/NR          540,000         555,050
        Grant County  Washington Water Public Utility District 2 Series
        Z, 5.14% due 1/1/2014 (Insured: FGIC)                               Aaa/AAA       1,015,000       1,022,815
        Green Bay  Wisconsin  Series B, 4.875% due  4/1/2011  (Insured:
        MBIA)                                                               Aaa/NR          365,000         370,913
        Hancock County Mississippi, 4.20% due 8/1/2008 (Insured: MBIA)      Aaa/NR          305,000         304,530
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)      Aaa/NR          245,000         245,103
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)      Aaa/NR          315,000         315,107
        Hanover  Pennsylvania Area School District Taxable Notes Series
        B, 4.47% due 3/15/2013 (Insured: FSA)                               Aaa/AAA       1,385,000       1,386,440
        Jefferson County Texas Navigation Taxable Refunding,  5.50% due
        5/1/2010 (Insured: FSA)                                             Aaa/NR          500,000         502,055
        Jersey City New Jersey  Municipal  Utilities  Authority,  3.72%
        due 5/15/2009 (Insured: MBIA)                                       Aaa/AAA         575,000         570,814
        Kendall Kane County  Illinois  School  District 308,  5.50% due
        10/1/2011 (Insured: FGIC)                                           Aaa/NR          365,000         377,695
        Los Angeles County  California  Metropolitan  Transport,  4.56%
        due 7/1/2010 (Insured: AMBAC)                                       Aaa/AAA       2,775,000       2,797,810
        Los  Angeles  County  California   Pension  Series  C,  0%  due
        6/30/2008 (Insured: MBIA)                                           Aaa/AAA         300,000         293,877
        Louisiana  Public  Facilities  Authority,  5.72%  due  7/1/2015
        (Insured: CIFG)                                                     Aaa/AAA       1,770,000       1,767,327
        Maryland State Economic  Development  Corp., 7.25% due 6/1/2008
        (Maryland Tech Development Center)                                   NR/NR          100,000         100,933
        Menasha Wisconsin, 5.60% due 9/1/2010 (Steam Utility)                NR/NR        2,805,000       2,844,354
        Mississippi   Development  Bank  Special  Obligation  Refinance
        Taxable Harrison County B, 5.21% due 7/1/2013 (Insured: FSA)        NR/AAA        1,200,000       1,231,116
        Missouri  State  Development  Finance Board Series A, 5.45% due
        3/1/2011 (Crackerneck Creek)                                         NR/A+        1,090,000       1,121,403
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA          100,000         101,951
        Multnomah  County Oregon School District 1J Refunding  Taxable,
        4.191% due 6/15/2008                                                 A1/A-          650,000         648,739
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          295,000         324,618
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                      NR/AAA           90,000          95,479
        New Mexico Mortgage Finance  Authority Single Family Mortgage I
        D 2, 5.77% due 1/1/2016                                             NR/AAA          910,000         953,908
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014                                                           Aaa/A+          360,000         390,409
        New York Environmental Facilities, 5.85% due 3/15/2011              NR/AA-        3,500,000       3,663,765
        New York State Housing Finance, 4.46% due 8/15/2009                 Aa1/NR          235,000         234,525
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AAA        1,400,000       1,421,238
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)               Aaa/NR          845,000         855,402
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)               Aaa/NR        1,225,000       1,244,012
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: MBIA)                                                     Aaa/AAA         360,000         360,767
        Northwest Open Access  Network  Washington  Revenue,  6.18% due
        12/1/2008 (Insured: AMBAC)                                          Aaa/AAA       1,600,000       1,624,384
        Ohio  Housing  Financing  Agency  Mortgage  Revenue,  5.20% due
        9/1/2014                                                            Aaa/NR        2,395,000       2,447,163
        Ohio State Petroleum  Underground Storage,  6.75% due 8/15/2008
        (Insured: MBIA)                                                     Aaa/AAA         235,000         235,531
        Ohio State Taxable  Development  Assistance Series A, 4.88% due
        10/1/2011 (Insured: MBIA)                                           Aaa/AAA         550,000         558,355
        Port Walla Walla Revenue, 5.30% due 12/1/2009                        NR/NR          235,000         236,391
        Providence Rhode Island, 5.59% due 1/15/2008 (Insured: FGIC)        Aaa/AAA         340,000         340,204
        Redlands California  Redevelopment  Agency Series A, 5.818% due
        8/1/2022 (Tax Allocation)                                           Aaa/AAA       3,000,000       3,137,670
        Santa Fe County New Mexico  Charter  School  Taxable  Series B,
        7.55% due 1/15/2010 (ATC Foundation)                                 NR/NR          165,000         162,728
        Short  Pump  Town  Center  Community  Development,   6.26%  due
        2/1/2009                                                             NR/NR        1,000,000       1,014,090
        Springfield City School District Tax Anticipation  Notes, 6.35%
        due 12/1/2010 (Insured: AMBAC)                                      Aaa/NR        1,400,000       1,461,824
        Springfield City School District Tax Anticipation  Notes, 6.40%
        due 12/1/2011 (Insured: AMBAC)                                      Aaa/NR        1,500,000       1,575,735
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aaa/NR          355,000         364,280
        Tennessee State Taxable Series B, 6.00% due 2/1/2013                Aa1/AA+         500,000         526,470
        Texas Tech University  Revenue,  6.00% due 8/15/2011  (Insured:
        MBIA)                                                               Aaa/AAA         245,000         257,946
        University of Illinois  Revenue,  6.35% due 4/1/2011  (Insured:
        FGIC)                                                               Aaa/AAA       1,000,000       1,052,830
        Victor New York, 9.20% due 5/1/2014                                  NR/NR        1,250,000       1,318,350
        Virginia Housing  Development  Authority Taxable Rental Housing
        Series I, 7.30% due 2/1/2008                                        Aa1/AA+         505,000         506,121
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aaa/AAA         200,000         201,334
        Wisconsin State Health & Educational  Facilities Taxable Series
        B, 7.08% due 6/1/2016 (Insured: ACA)                                NR/CCC        2,610,000       2,610,183


    TOTAL TAXABLE MUNICIPAL BONDS (Cost $54,950,625)                                                     55,844,968



    TOTAL INVESTMENTS -- 97.75% (Cost $287,208,057)                                                 $   289,715,681


    OTHER ASSETS LESS LIABILITIES -- 2.25%                                                                6,660,062



    NET ASSETS -- 100.00%                                                                           $   296,375,743



 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's market value may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation.
Cupids     Cumulative Undivided Preferred Interests In Debt Securities
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FSA        Insured by Financial Security Assurance Co.
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage





Thornburg Value Fund                                                                              December 31, 2007

CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R3 - 885-215-533, CLASS R4 - 885-215-277, CLASS R5
- 885-215-376

NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX,
CLASS I - TVIFX, CLASS R3 - TVRFX, CLASS R4 - TVIRX, CLASS R5 - TVRRX

                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                  Value


    COMMON STOCK -- 97.71%
      BANKS -- 4.05%
        Commercial Banks -- 1.90%
         Wachovia Corp.                                                            2,498,551      $      95,019,894
        Thrifts & Mortgage
        Finance -- 2.15%
         Federal Home Loan Mortgage Corp.                                          3,162,025            107,730,192


                                                                                                        202,750,086

      CAPITAL GOODS -- 2.39%
        Industrial Conglomerates -- 2.39%
         General Electric Co.                                                      3,227,600            119,647,132


                                                                                                        119,647,132

      CONSUMER SERVICES -- 2.93%
        Hotels Restaurants & Leisure -- 2.93%
         Las Vegas Sands Corp.+                                                    1,422,306            146,568,633


                                                                                                        146,568,633

      DIVERSIFIED FINANCIALS -- 5.37%
        Capital Markets -- 3.26%
         AllianceBernstein Holdings LP                                               320,030             24,082,258
         UBS AG                                                                    3,023,632            139,087,072
        Diversified Financial Services -- 2.11%
         CME Group, Inc.                                                             153,735            105,462,210


                                                                                                        268,631,540

      ENERGY -- 9.08%
        Oil, Gas & Consumable Fuels -- 9.08%
         Apache Corp.                                                              1,596,337            171,670,081
         ConocoPhillips                                                            1,787,100            157,800,930
         Gazprom ADR                                                               2,199,000            124,683,300


                                                                                                        454,154,311

      FOOD & STAPLES RETAILING -- 1.93%
        Food & Staples Retailing -- 1.93%
         Rite Aid Corp.+                                                          34,525,652             96,326,569


                                                                                                         96,326,569

      FOOD, BEVERAGE & TOBACCO -- 2.15%
        Food Products -- 2.15%
         Kraft Foods, Inc. A                                                       3,295,200            107,522,376


                                                                                                        107,522,376

      HEALTH CARE EQUIPMENT & SERVICES -- 7.88%
        Health Care Equipment & Supplies -- 2.49%
         Varian Medical Services, Inc.+                                            2,387,200            124,516,352
        Health Care Providers & Services -- 4.10%
         WellPoint, Inc.+                                                          2,336,250            204,959,213
        Health Care Technology -- 1.29%
         Eclipsys Corp.+                                                           2,542,440             64,349,156


                                                                                                        393,824,721

      INSURANCE -- 5.06%
        Insurance -- 5.06%
         Allstate Corp.                                                            2,706,000            141,334,380
         American International Group, Inc.                                        1,916,300            111,720,290


                                                                                                        253,054,670

      MATERIALS -- 5.03%
        Chemicals -- 2.70%
         Air Products & Chemicals, Inc.                                            1,366,500            134,777,895
        Metals & Mining -- 2.33%
         Freeport-McMoRan Copper & Gold, Inc.                                      1,139,455            116,725,770


                                                                                                        251,503,665

      MEDIA -- 6.26%
        Media -- 6.26%
         Comcast Corp.+                                                            8,955,250            162,269,130
         DIRECTV Group, Inc.+                                                      6,528,700            150,943,544


                                                                                                        313,212,674

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.12%
        Biotechnology -- 4.69%
         Genentech, Inc.+                                                          1,988,700            133,382,109
         Gilead Sciences, Inc.+                                                    2,196,000            101,037,960
        Pharmaceuticals -- 4.43%
         Roche Holdings AG                                                           654,700            113,111,619
         Teva Pharmaceutical Industries Ltd. ADR                                   2,330,800            108,335,584


                                                                                                        455,867,272

      RETAILING -- 3.55%
        Multiline Retail -- 1.02%
         Nordstrom, Inc.                                                           1,389,000             51,017,970
        Specialty Retail -- 2.53%
         Office Depot, Inc.+                                                       5,559,036             77,326,191
         Staples, Inc.                                                             2,124,300             49,007,601


                                                                                                        177,351,762

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.08%
        Semiconductors & Semiconductor Equipment -- 4.08%
         Intel Corp.                                                               5,710,300            152,236,598
         ON Semiconductor Corp.+                                                   5,819,627             51,678,288


                                                                                                        203,914,886

      SOFTWARE & SERVICES -- 5.29%
        Internet Software & Services -- 2.54%
         Google, Inc.+                                                               183,632            126,977,855
        Software -- 2.75%
         Microsoft Corp.                                                           3,870,000            137,772,000


                                                                                                        264,749,855

      TECHNOLOGY HARDWARE & EQUIPMENT -- 7.38%
        Communications Equipment -- 5.40%
         Corning, Inc.                                                             5,324,800            127,741,952
         Motorola, Inc.                                                            8,878,300            142,407,932
        Computers & Peripherals -- 1.98%
         Dell, Inc.+                                                               4,026,400             98,687,064


                                                                                                        368,836,948

      TELECOMMUNICATION SERVICES -- 10.06%
        Diversified Telecommunication Services -- 6.62%
         AT&T Inc.                                                                 3,569,500            148,348,420
         Chunghwa Telecom Co. Ltd. ADR                                             5,809,560            122,639,811
         Level 3 Communications, Inc.+                                            19,803,900             60,203,856
        Wireless Telecommunication Services -- 3.44%
         China Mobile Ltd.                                                         2,783,500             49,227,262
         Crown Castle International Corp.+                                         2,951,850            122,796,960


                                                                                                        503,216,309

      TRANSPORTATION -- 3.16%
        Airlines -- 0.75%
         JetBlue Airways Corp.+                                                    6,320,400             37,290,360
        Road & Rail -- 2.41%
         Hertz Global Holdings, Inc.+                                              7,598,500            120,740,165


                                                                                                        158,030,525

      UTILITIES -- 2.94%
        Electric Utilities -- 2.94%
         Entergy Corp.                                                             1,232,136            147,264,895


                                                                                                        147,264,895


    TOTAL COMMON STOCK (Cost $4,569,807,760)                                                          4,886,428,829


    SHORT TERM INVESTMENTS -- 2.56%
         General Electric Capital Corp., 4.00%, 1/3/2008                        $ 61,500,000             61,486,333
         Toyota Credit de Puerto Rico, 4.20%, 1/2/2008                            66,400,000             66,392,254


    TOTAL SHORT TERM INVESTMENTS (Cost $127,878,587)                                                    127,878,587



    TOTAL INVESTMENTS -- 100.27% (Cost $4,697,686,347)                                            $   5,014,307,416


    LIABILITIES NET OF OTHER ASSETS -- (0.27)%                                                         (13,371,959)



    NET ASSETS -- 100.00%                                                                         $   5,000,935,457

 Footnote Legend
+ Non-income producing


Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's price may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt





Thornburg International Value Fund                                                                December 31, 2007


CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R3 - 885-215-525, CLASS R4 - 815-215-269, CLASS R5
- 885-215-368

NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX,
CLASS I - TGVIX, CLASS R3 - TGVRX, CLASS R4 - THVRX, CLASS R5 - TIVRX

                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                 Value


    COMMON STOCK -- 96.00%
      AUTOMOBILES & COMPONENTS -- 1.75%
        Automobiles -- 1.75%
         Toyota Motor Corp.                                                        5,827,900      $     315,092,118


                                                                                                        315,092,118

      BANKS -- 4.95%
        Commercial Banks -- 4.95%
         China Merchants Bank Co., Ltd.                                           39,613,430            162,570,826
         Lloyds TSB Group plc                                                     17,984,400            168,974,837
         National Bank of Greece SA                                                1,373,025             94,309,137
         Sberbank-CLS                                                             43,135,000            182,029,700
         Shinhan Financial Group Co.                                               4,948,936            282,856,766


                                                                                                        890,741,266

      CAPITAL GOODS -- 3.55%
        Aerospace & Defense -- 1.34%
         Empresa Brasileira de Aeronautica SA ADR                                  5,302,345            241,733,909
        Machinery -- 2.21%
         Fanuc Ltd.                                                                3,174,800            309,195,936
         Komatsu Ltd.                                                              3,244,300             88,284,223


                                                                                                        639,214,068

      CONSUMER DURABLES & APPAREL -- 1.82%
        Textiles, Apparel & Luxury Goods -- 1.82%
         LVMH Moet Hennessy Louis Vuitton SA                                       2,714,296            328,110,393


                                                                                                        328,110,393
      CONSUMER SERVICES -- 2.54%
        Hotels Restaurants & Leisure -- 2.54%
         Carnival plc                                                              5,639,600            249,109,154
         OPAP SA                                                                   5,173,607            207,406,899

                                                                                                        456,516,053

      DIVERSIFIED FINANCIALS -- 4.20%
        Capital Markets -- 2.48%
         UBS AG                                                                    9,638,760            446,116,702
        Diversified Financial Services -- 1.72%
         Hong Kong Exchanges & Clearing Ltd.                                      10,980,200            310,927,766

                                                                                                        757,044,468

      ENERGY -- 7.60%
        Energy Equipment & Services -- 1.84%
         Schlumberger Ltd.                                                         3,361,500            330,670,755
        Oil, Gas & Consumable Fuels -- 5.76%
         Canadian Natural Resources Ltd.                                           3,884,200            285,642,875
         China Petroleum & Chemical Corp.                                        226,998,585            342,358,140
         Gazprom ADR                                                               7,228,700            409,867,290

                                                                                                      1,368,539,060

      FOOD & STAPLES RETAILING -- 1.08%
        Food & Staples Retailing -- 1.08%
         Wal-Mart de Mexico SAB de CV                                             55,672,400            194,088,015


                                                                                                        194,088,015
      FOOD, BEVERAGE & TOBACCO -- 7.56%
        Beverages -- 2.96%
         Carlsberg A/S Class B                                                     1,632,400            197,486,456
         Sabmiller plc                                                            11,919,750            335,980,818
        Food Products -- 4.60%
         Groupe Danone                                                             3,766,300            338,100,329
         Nestle SA-REG                                                             1,064,600            488,974,076

                                                                                                      1,360,541,679

      HOUSEHOLD & PERSONAL PRODUCTS -- 1.88%
        Personal Products -- 1.88%
         Reckitt Benckiser plc                                                     5,846,430            339,128,575

                                                                                                        339,128,575

      INSURANCE -- 2.40%
        Insurance -- 2.40%
         AXA                                                                      10,809,100            432,856,436


                                                                                                        432,856,436

      MATERIALS -- 9.22%
        Chemicals -- 9.22%
         Air Liquide                                                               2,837,160            422,232,107
         Basf AG                                                                   3,056,600            453,191,445
         Givaudan AG                                                                 177,329            170,883,663
         Potash Corp. of Saskatchewan, Inc.                                        4,261,500            613,485,540


                                                                                                      1,659,792,755

     PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 10.22%
        Pharmaceuticals -- 10.22%
         Novartis AG                                                               3,792,665            208,032,943
         Novartis AG ADR                                                           2,388,700            129,730,297
         Novo Nordisk A/S                                                          7,047,850            462,942,471
         Roche Holding AG                                                          2,906,700            502,186,566
         Teva Pharmaceutical Industries Ltd. ADR                                  11,542,900            536,513,992


                                                                                                      1,839,406,269

      REAL ESTATE -- 2.07%
        Real Estate Management & Development -- 2.07%
         Country Garden Holdings Co.+                                            177,696,100            206,013,895
         Soho China Ltd.+                                                        160,157,203            166,372,553


                                                                                                        372,386,448

      RETAILING -- 4.86%
        Multiline Retail -- 3.35%
         Marks & Spencer Group plc                                                29,223,700            325,767,167
         Next plc                                                                  8,553,331            276,506,527
        Specialty Retail -- 1.51%
         Kingfisher plc                                                           23,355,803             67,692,455
         Yamada Denki Co. Ltd.                                                     1,790,654            204,687,388

                                                                                                        874,653,537

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.70%
        Semiconductors & Semiconductor Equipment -- 0.70%
         Arm Holdings plc                                                         50,986,100            125,851,258


                                                                                                        125,851,258
      SOFTWARE & SERVICES -- 4.22%
        Software -- 4.22%
         Amdocs Ltd.+                                                              6,593,900            227,291,733
         Nintendo Co, Ltd.                                                           889,931            532,930,975

                                                                                                        760,222,708

      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.25%
        Communications Equipment -- 2.69%
         Nokia Oyj                                                                12,487,500            484,185,002
        Office Electronics -- 1.56%
         Canon, Inc.                                                               6,042,400            281,255,695

                                                                                                        765,440,697

      TELECOMMUNICATION SERVICES -- 14.11%
        Diversified Telecommunication Services -- 4.53%
         France Telecom SA                                                        11,076,100            398,691,731
         Telefonica SA                                                            12,805,600            416,012,422
        Wireless Telecommunication Services -- 9.58%
         America Movil SAB de C.V.                                                 5,750,744            353,038,174
         China Mobile Ltd.                                                        34,307,672            606,744,295
         Rogers Communications, Inc.                                               8,457,800            385,547,821
         Vodafone Group plc ADR                                                   10,175,483            379,749,026

                                                                                                      2,539,783,469

      TRANSPORTATION -- 1.55%
        Road & Rail -- 1.55%
         Canadian National Railway Co.                                             5,896,100            278,689,969

                                                                                                        278,689,969

      UTILITIES -- 5.47%
        Electric Utilities -- 5.47%
         E. ON AG                                                                  2,388,300            508,373,304
         Fortum Oyj                                                               10,570,750            476,167,568

                                                                                                        984,540,872

    TOTAL COMMON STOCK (Cost $13,331,605,152)                                                        17,282,640,113

    SHORT TERM INVESTMENTS -- 4.35%
         American Express Credit Corp., 4.18%, 1/4/2008                         $ 47,000,000             46,983,628
         Chevron Corp., 4.22%, 1/2/2008                                           72,300,000             72,291,525
         General Electric Capital Corp., 4.15%, 1/7/2008                         148,500,000            148,397,287
         General Electric Capital Corp., 4.18%, 1/3/2008                         150,000,000            149,965,167
         Toyota Credit de Puerto Rico, 4.20%, 1/4/2008                           150,000,000            149,947,500
         Toyota Credit de Puerto Rico, 4.12%, 1/8/2008                           100,000,000             99,919,889
         Wells Fargo & Co., 4.30%, 1/8/2008                                      116,000,000            115,903,011


    TOTAL SHORT TERM INVESTMENTS (Cost $783,408,007)                                                    783,408,007



    TOTAL INVESTMENTS -- 100.35% (Cost $14,115,013,159)                                           $  18,066,048,120


    LIABILITIES NET OF OTHER ASSETS -- (0.35)%                                                         (63,635,870)



    NET ASSETS -- 100.00%                                                                         $  18,002,412,250

 Footnote Legend
+ Non-income producing


Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's price may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt





Thornburg Core Growth Fund                                                                        December 31, 2007


CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475,
CLASS R3 - 885-215-517, CLASS R4 - 885-215-251, CLASS R5 - 885-215-350

NASDAQ SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX,
CLASS R3 - THCRX, CLASS R4 - TCGRX, CLASS R5 - THGRX

                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value


    COMMON STOCK -- 96.87%
      CONSUMER DURABLES & APPAREL -- 1.74%
        Household Durables -- 1.74%
         Tempur-Pedic International, Inc.                                          2,444,725      $      63,489,508


                                                                                                         63,489,508

      CONSUMER SERVICES -- 4.83%
        Hotels Restaurants & Leisure -- 4.83%
         FU JI Food & Catering Services                                            7,082,500             16,349,681
         Las Vegas Sands Corp.+                                                    1,545,736            159,288,095


                                                                                                        175,637,776

      DIVERSIFIED FINANCIALS -- 8.79%
        Diversified Financial Services -- 8.79%
         BM&F Brazil+                                                              5,417,500             76,088,483
         CME Group, Inc.                                                             190,685            130,809,910
         NYSE Euronext                                                             1,286,046            112,876,258


                                                                                                        319,774,651

      ENERGY -- 3.10%
        Oil, Gas & Consumable Fuels -- 3.10%
         ATP Oil & Gas Corp.+                                                      2,231,817            112,796,031


                                                                                                        112,796,031

      FOOD, BEVERAGE & TOBACCO -- 2.93%
        Beverages -- 2.93%
         Carlsberg A/S Class B                                                       882,500            106,764,150


                                                                                                        106,764,150

      HEALTH CARE EQUIPMENT & SERVICES -- 4.07%
        Health Care Providers & Services -- 4.07%
         WellPoint, Inc.+                                                          1,690,250            148,285,633


                                                                                                        148,285,633

      HOUSEHOLD & PERSONAL PRODUCTS -- 2.75%
        Personal Products -- 2.75%
         Bare Escentuals, Inc.+                                                    4,134,000            100,249,500


                                                                                                        100,249,500

      MEDIA -- 2.60%
        Media -- 2.60%
         Airmedia Group, Inc. ADR+                                                   406,160              9,089,861
         DIRECTV Group, Inc.+                                                      3,691,421             85,345,653


                                                                                                         94,435,514

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 10.31%
        Biotechnology -- 10.31%
         Alexion Pharmaceuticals, Inc.+                                              939,923             70,522,423
         Celgene Corp.+                                                              804,574             37,179,364
         Genentech, Inc.+                                                          1,746,241            117,120,384
         Gilead Sciences, Inc.+                                                    3,267,600            150,342,276


                                                                                                        375,164,447
      REAL ESTATE -- 2.07%
        Real Estate Management & Development -- 2.07%
         CB Richard Ellis Group, Inc. Class A+                                     3,488,477             75,176,679

                                                                                                         75,176,679
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 10.24%
        Semiconductors & Semiconductor Equipment -- 10.24%
         Intel Corp.                                                               5,854,000            156,067,640
         MEMC Electronic Materials, Inc.+                                          1,259,257            111,431,652
         ON Semiconductor Corp.+                                                  11,850,198            105,229,758

                                                                                                        372,729,050
      SOFTWARE & SERVICES -- 23.49%
        Internet Software & Services -- 9.36%
         Equinix, Inc.+                                                            1,096,544            110,827,702
         Google, Inc.+                                                               202,950            140,335,866
         Vistaprint Ltd.+                                                          2,089,583             89,538,632
        It Services -- 4.35%
         Western Union Co.                                                         6,518,428            158,267,432
        Software -- 9.78%
         Amdocs Ltd.+                                                              4,179,609            144,071,122
         Giant Interactive Group, Inc. ADR+                                        4,744,490             61,583,480
         Microsoft Corp.                                                           4,219,000            150,196,400

                                                                                                        854,820,634
      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.14%
        Communications Equipment -- 1.31%
         Riverbed Technology, Inc.+                                                1,777,292             47,524,788
        Computers & Peripherals -- 1.83%
         Data Domain, Inc.+                                                        2,527,932             66,585,729

                                                                                                        114,110,517
      TELECOMMUNICATION SERVICES -- 10.22%
        Diversified Telecommunication Services -- 6.77%
         AT&T, Inc.                                                                3,008,700            125,041,572
         NeuStar, Inc. Class A+                                                    4,228,400            121,270,512
        Wireless Telecommunication Services -- 3.45%
         America Movil S.A. de C.V.                                               40,944,300            125,673,112

                                                                                                        371,985,196
      TRANSPORTATION -- 3.64%
        Road & Rail -- 1.82%
         Hertz Global Holdings, Inc.+                                              4,165,600             66,191,384
        Transportation Infrastructure -- 1.82%
         HHLA+                                                                       743,900             66,344,772

                                                                                                        132,536,156

      UTILITIES -- 2.95%
        Independent Power Producers & Energy Traders -- 2.95%
         Pnoc Energy Development Corp.                                           682,358,530            107,458,036


                                                                                                        107,458,036


    TOTAL COMMON STOCK (Cost $3,139,059,967)                                                          3,525,413,478


    SHORT TERM INVESTMENTS -- 3.42%
         General Electric Capital Corp., 4.18%, 1/2/2008                        $ 30,000,000             29,996,517
         General Electric Capital Corp., 4.00%, 1/3/2008                          47,500,000             47,489,444
         Toyota Credit de Puerto Rico, 4.20%, 1/3/2008                            47,000,000             46,989,033


    TOTAL SHORT TERM INVESTMENTS (Cost $124,474,994)                                                    124,474,994



    TOTAL INVESTMENTS -- 100.29% (Cost $3,263,534,961)                                            $   3,649,888,472


    LIABILITIES NET OF OTHER ASSETS -- (0.29)%                                                         (10,622,497)



    NET ASSETS -- 100.00%                                                                         $   3,639,265,975

 Footnote Legend
+ Non-income producing

(1)   Investment in Affiliates
        Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:


                         Shares at            Gross           Gross          Shares at            Market Value           Dividend
     Issuer           Sept. 30, 2007        Additions      Reductions        Dec. 31,2007         Dec. 31, 2007           Income

ATP Oil & Gas Corp.      1,817,631           414,186           0               2,231,817           112,796,031                0
NeuStar, Inc-Class A     3,847,800           380,600           0               4,228,400           121,270,512                0


Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's price may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt





Thornburg Investment Income Builder Fund                                                          December 31, 2007


CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467,
CLASS R3 - 885-215-384, CLASS R5 - 885-215-236

NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX,
CLASS R3 - TIBRX, CLASS R5 - TIBMX

                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                 Value


    COMMON STOCK -- 83.76%
      BANKS -- 8.86%
        Commercial Banks -- 8.86%
         Barclays plc                                                              5,000,000      $      50,163,130
         BBVA                                                                      3,450,000             84,538,672
         EFG Eurobank Ergasias                                                     2,250,000             79,213,885
         Intesa Sanpaolo                                                           5,000,000             39,548,460
         Liechtensteinische Landesbank AG                                            800,000             70,308,704
         Lloyds TSB Group plc                                                      1,500,000             14,093,451
         US Bancorp                                                                1,750,000             55,545,000


                                                                                                        393,411,302

      CAPITAL GOODS -- 1.80%
        Industrial Conglomerates -- 1.80%
         General Electric Co.                                                      2,150,000             79,700,500


                                                                                                         79,700,500

      CONSUMER SERVICES -- 6.23%
        Hotels Restaurants & Leisure -- 6.23%
         Berjaya Sports Toto Berhad                                               17,000,000             25,960,085
         FU JI Food & Catering Services                                           13,000,000             30,010,003
         McDonald's Corp.                                                          1,700,000            100,147,000
         OPAP SA                                                                   3,000,000            120,268,257


                                                                                                        276,385,345

      DIVERSIFIED FINANCIALS -- 6.81%
        Capital Markets -- 2.70%
         AllianceBernstein Holdings LP                                               450,000             33,862,500
         GMP Capital Trust                                                         2,266,000             56,710,269
         Henderson Group plc                                                       6,839,999             17,189,827
         Henderson Group plc-CDI                                                   4,800,000             12,348,899
        Diversified Financial Services -- 4.11%
         Bank of America Corp.                                                       400,000             16,504,000
         Bolsas y Mercados Espanoles                                                 600,000             40,878,926
         Hong Kong Exchanges & Clearing Ltd.                                       2,200,000             62,297,689
         KKR Financial Holdings, LLC                                               4,457,000             62,620,850


                                                                                                        302,412,960

      ENERGY -- 9.29%
        Energy Equipment & Services -- 2.08%
         Diamond Offshore Drilling, Inc.                                             650,000             92,300,000
        Oil, Gas & Consumable Fuels -- 7.21%
         Canadian Oil Sands Trust                                                  1,525,000             59,813,314
         Chevron Corp.                                                             1,100,000            102,663,000
         Eni SpA                                                                   3,250,000            119,029,169
         Tupras-Turkiye Petrol Rafinerileri A.S.                                   1,325,000             38,712,945


                                                                                                        412,518,428

      FOOD, BEVERAGE & TOBACCO -- 8.43%
        Beverages -- 1.80%
         Coca Cola Co.                                                             1,300,000             79,781,000
        Food Products -- 2.78%
         Kraft Foods, Inc. A                                                       2,000,000             65,260,000
         Reddy Ice Holdings, Inc.(1)                                               2,300,000             58,213,000
        Tobacco -- 3.85%
         Altria Group, Inc.                                                        1,600,000            120,928,000
         Universal Corp.                                                             976,230             50,002,501


                                                                                                        374,184,501

      INSURANCE -- 2.14%
        Insurance -- 2.14%
         Hannover Rueckversicherung AG                                               467,040             21,543,475
         Lancashire Holdings Ltd.+                                                 4,280,654             31,016,700
         Swiss Re                                                                    600,000             42,635,693


                                                                                                         95,195,868

      MATERIALS -- 3.54%
        Chemicals -- 0.69%
         Huntsman Corp.                                                            1,200,000             30,840,000
        Metals & Mining -- 2.85%
         Impala Platinum Holdings Ltd.                                             1,750,000             60,750,108
         Southern Copper Corp.                                                       625,000             65,706,250


                                                                                                        157,296,358

      MEDIA -- 1.18%
        Media -- 1.18%
         Mediaset SpA                                                              4,000,000             40,381,829
         Sinclair Broadcast Group, Inc.                                            1,452,107             11,921,799


                                                                                                         52,303,628

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.92%
        Pharmaceuticals -- 1.92%
         Eli Lilly & Co.                                                           1,600,000             85,424,000


                                                                                                         85,424,000

      REAL ESTATE -- 0.43%
        Real Estate Investment Trusts -- 0.43%
         Quadra Realty Trust, Inc.(1)                                              2,369,400             19,049,976


                                                                                                         19,049,976

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.94%
        Semiconductors & Semiconductor Equipment -- 3.94%
         Intel Corp.                                                               4,300,000            114,638,000

         Taiwan Semiconductor Mfg. Co. Ltd. ADR                                    6,029,995             60,058,750


                                                                                                        174,696,750

      SOFTWARE & SERVICES -- 1.96%
        It Services -- 1.96%
         Paychex, Inc.                                                             2,400,000             86,928,000


                                                                                                         86,928,000

      TELECOMMUNICATION SERVICES -- 14.59%
        Diversified Telecommunication Services -- 8.41%
         Brasil Telecom                                                            1,650,000             43,103,933
         France Telecom SA                                                         1,600,000             57,593,085
         Inmarsat plc                                                              9,000,000             97,280,641
         Telefonica SA                                                             5,400,000            175,428,490
        Wireless Telecommunication Services -- 6.18%
         America Movil SAB de C.V.                                                 1,600,000             98,224,000
         China Mobile Ltd.                                                         5,000,000             88,426,911
         Vodafone Group plc                                                       23,400,000             87,477,332


                                                                                                        647,534,392

      TRANSPORTATION -- 2.54%
        Transportation Infrastructure -- 2.54%
         Hopewell Highway                                                         15,643,500             13,441,846
         Macquarie Airports                                                       19,000,000             67,565,966
         Shenzhen Chiwan Wharf Holdings Ltd.                                      14,665,727             31,617,061


                                                                                                        112,624,873

      UTILITIES -- 10.10%
        Electric Utilities -- 5.45%
         E. ON AG                                                                    212,900             45,317,873
         Enel S.p.A.                                                               9,500,000            112,990,902
         Entergy Corp.                                                               700,000             83,664,000
        Independent Power Producers & Energy Traders -- 0.80%
         Algonquin Power Income Fund Trust(1)                                      4,183,700             35,650,151
        Multi-utilities -- 3.85%
         Dominion Resources, Inc.                                                    792,500             37,604,125
         Energy East Corp.                                                         4,897,500            133,260,975


                                                                                                        448,488,026


    TOTAL COMMON STOCK (Cost $3,121,543,788)                                                          3,718,154,907


    PREFERRED STOCK -- 0.60%
      BANKS -- 0.31%
        Commercial Banks -- 0.31%
         Barclays Bank plc                                                           200,000              4,750,000
         First Tennessee Bank                                                         12,000              9,007,500


                                                                                                         13,757,500

      DIVERSIFIED FINANCIALS -- 0.29%
        Capital Markets -- 0.06%
         Morgan Stanley                                                              120,000              2,538,000
        Diversified Financial Services -- 0.23%
         Lehman Brothers Holdings, Inc.                                              140,000              2,609,600
         Merrill Lynch & Co., Inc.                                                   420,000              7,618,800


                                                                                                         12,766,400


    TOTAL PREFERRED STOCK (Cost $33,981,250)                                                             26,523,900


    CORPORATE BONDS -- 7.72%
      BANKS -- 0.96%
        Commercial Banks -- 0.83%
         Alfa Diversified, 6.991%, 3/15/2012                                    $  7,000,000              7,186,270
         First Tennessee Bank, 5.316%, 12/8/2008                                  10,000,000              9,994,300
         Landsbanki Islands HF, 7.431%, 12/31/2049                                 5,000,000              4,798,565
         MDM DPR Finance Company SA, 6.991%, 6/15/2012                             8,973,684              8,525,000
         National City Bank, 7.25%, 7/15/2010                                      5,000,000              5,353,550
         Shinhan Bank, 6.819%, 9/20/2036                                             900,000                820,838
        Thrifts & Mortgage Finance -- 0.13%
         Countrywide Home Loan, 5.127%, 11/24/2008                                 5,000,000              5,921,304


                                                                                                         42,599,827

      CAPITAL GOODS -- 0.18%
        Industrial Conglomerates -- 0.18%
         General Electric Capital Australia, 5.25%, 8/15/2008 (AUD)                9,000,000              7,795,200


                                                                                                          7,795,200

      COMMERCIAL SERVICES & SUPPLIES -- 0.01%
        Commercial Services & Supplies -- 0.01%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                         500,000                495,000
         Waste Management, Inc., 7.375%, 8/1/2010                                    175,000                184,852


                                                                                                            679,852

      CONSUMER SERVICES -- 0.14%
        Hotels Restaurants & Leisure -- 0.14%
         Seneca Nation of Indians Capital Improvements Authority, 6.75%,
         12/1/2013                                                                 6,000,000              6,066,360

                                                                                                          6,066,360

      DIVERSIFIED FINANCIALS -- 1.36%
        Capital Markets -- 0.40%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                              8,000,000              7,812,608
         Lehman Brothers Holdings, Inc., 6.00%, 7/19/2012                         10,000,000             10,182,340
        Consumer Finance -- 0.77%
         Capital One Bank, 6.70%, 5/15/2008                                          655,000                655,445
         Capital One Bank, 6.50%, 6/13/2013                                        1,500,000              1,471,344
         Capital One Financial Corp., 6.15%, 9/1/2016                             25,500,000             22,627,425
         SLM Corp. CPI Floating Rate Note, 3.96%, 3/2/2009                         5,500,000              5,215,870
         SLM Corp. Floating Rate, 5.384%, 1/27/2014                                5,000,000              4,274,350
        Diversified Financial Services -- 0.19%
         Cit Group, Inc., 5.00%, 2/13/2014                                         9,500,000              8,363,268


                                                                                                         60,602,650

      ENERGY -- 1.00%
        Energy Equipment & Services -- 0.16%
         Calfrac Holdings, 7.75%, 2/15/2015                                        6,500,000              6,223,750
         Seitel, Inc., 9.75%, 2/15/2014                                            1,000,000                852,500
        Oil, Gas & Consumable Fuels -- 0.84%
         Enterprise Products Operating LP, 7.034%, 1/15/2068                       5,900,000              5,348,026
         Gazprom, 7.25%, 2/22/2010 (RUB)                                         125,000,000              5,096,541
         Griffin Coal Mining Ltd., 9.50%, 12/1/2016                               22,000,000             19,580,000
         Murphy Oil Corp., 6.375%, 5/1/2012                                        5,000,000              5,323,930
         Teppco Partners LP, 7.00%, 6/1/2067                                       2,000,000              1,827,094


                                                                                                         44,251,841

      FOOD & STAPLES RETAILING -- 0.23%
        Food & Staples Retailing -- 0.23%
         Rite Aid Corp., 9.375%, 12/15/2015                                        9,500,000              7,885,000
         Rite Aid Corp., 8.625%, 3/1/2015                                          3,000,000              2,418,750


                                                                                                         10,303,750

      FOOD, BEVERAGE & TOBACCO -- 0.53%
        Beverages -- 0.32%
         Constellation Brands, Inc., 8.375%, 12/15/2014                           10,400,000             10,426,000
         Diageo Capital plc, 5.50%, 9/30/2016                                      4,000,000              3,972,272
        Food Products -- 0.21%
         Kraft Foods, Inc., 6.125%, 2/1/2018                                       4,000,000              4,030,580
         Kraft Foods, Inc., 6.50%, 8/11/2017                                       5,000,000              5,172,730


                                                                                                         23,601,582

      INSURANCE -- 0.17%
        Insurance -- 0.17%
         AAG Holding Co., Inc., 6.875%, 6/1/2008                                     335,000                336,524
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014                              1,000,000              1,018,417
         Pacific Life Global Funding CPI Floating Rate Note, 4.94%, 2/6/2016       2,000,000              1,947,140
         Prudential Financial, Inc., 6.00%, 12/1/2017                              4,300,000              4,282,267



                                                                                                          7,584,348

      MATERIALS -- 0.38%
        Construction Materials -- 0.04%
         C8 Capital Ltd., 6.64%, 12/31/2049                                        2,000,000              1,895,280
        Metals & Mining -- 0.34%
         Bemax Resources, 9.375%, 7/15/2014                                        5,000,000              4,862,500
         GTL Trade Finance, Inc., 7.25%, 10/20/2017                               10,000,000             10,149,540



                                                                                                         16,907,320
      MEDIA -- 0.15%
        Media -- 0.15%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                     425,000                447,529
         Comcast Corp., 6.30%, 11/15/2017                                          5,000,000              5,187,635
         Independent News & Media plc, 5.75%, 5/17/2009 (EUR)                        600,000                857,492


                                                                                                          6,492,656

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.06%
        Biotechnology -- 0.06%
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 3.82%, 2/1/2014                       3,000,000              2,624,910


                                                                                                          2,624,910

      REAL ESTATE -- 0.21%
        Real Estate -- 0.21%
         Agile Property Holdings Ltd, 9.00%, 9/22/2013                            10,000,000              9,450,000


                                                                                                          9,450,000

      RETAILING -- 0.30%
        Multiline Retail -- 0.30%
         Nordstrom, Inc., 6.25%, 1/15/2018                                        13,000,000             13,308,646


                                                                                                         13,308,646

      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.35%
        Communications Equipment -- 0.22%
         Motorola, Inc., 6.00%, 11/15/2017                                        10,000,000              9,828,600
        Computers & Peripherals -- 0.08%
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                    3,485,000              3,526,611
        Technology Hardware & Equipment -- 0.05%
         Cisco Systems, Inc., 5.44%, 2/20/2009                                     2,000,000              1,997,740

                                                                                                         15,352,951

      TELECOMMUNICATION SERVICES -- 0.55%
        Diversified Telecommunication Services -- 0.55%
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                17,500,000             15,837,500
         Level 3 Financing, Inc. Senior Notes, 12.25%, 3/15/2013                   6,000,000              6,060,000
         TCI Communications, Inc., 7.875%, 8/1/2013                                2,285,000              2,504,136


                                                                                                         24,401,636

      TRANSPORTATION -- 0.40%
        Air Freight & Logistics -- 0.12%
         FedEx Corp., 5.50%, 8/15/2009                                             5,000,000              5,055,190
        Road & Rail -- 0.28%
         Hertz Corp., 8.875%, 1/1/2014                                            12,405,000             12,575,569


                                                                                                         17,630,759

      UTILITIES -- 0.74%
        Electric Utilities -- 0.34%
         Entergy New Orleans, Inc., 3.875%, 8/1/2008                               8,500,000              8,415,867
         Monongahela Power, 5.70%, 3/15/2017                                       7,000,000              6,908,825
        Gas Utilities -- 0.40%
         Oneok Partners, LP Senior Notes, 5.90%, 4/1/2012                          3,000,000              3,084,594
         Southern Union Co., 7.20%, 11/1/2066                                     14,900,000             14,655,342


                                                                                                         33,064,628


    TOTAL CORPORATE BONDS (Cost $351,723,541)                                                           342,718,916


    CONVERTIBLE BONDS -- 0.22%
      DIVERSIFIED FINANCIALS -- 0.22%
        Diversified Financial Services -- 0.22%
         KKR Financial Holdings, LLC, 7.00%, 7/15/2012                            11,000,000              9,652,500


                                                                                                          9,652,500


    TOTAL CONVERTIBLE BONDS (Cost $9,690,383)                                                             9,652,500


    TAXABLE MUNICIPAL BONDS -- 0.11%
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000              2,028,180
         Victor New York, 9.05%, 5/1/2008                                            615,000                617,626
         Victor New York, 9.20%, 5/1/2014                                          2,000,000              2,109,360


    TOTAL TAXABLE MUNICIPAL BONDS (Cost $4,741,564)                                                       4,755,166


    U.S. GOVERNMENT AGENCIES -- 0.43%
         Federal National Mortgage Association CPI Floating Rate Note,
         3.895%, 2/17/2009                                                         2,000,000              1,986,040
          Federal National Mortgage Association Remic Series 2006-B1 Class
         AB, 6.00%, 6/25/2016                                                      16,832,241            17,141,555


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $18,766,754)                                                    19,127,595


    U.S. TREASURY SECURITIES -- 0.23%
         U.S. Treasury Notes Inflation Indexed, 3.625%, 1/15/2008                 10,346,240             10,366,906


    TOTAL U.S. TREASURY SECURITIES (Cost $10,348,733)                                                    10,366,906


    FOREIGN BONDS -- 0.15%
         Republic of Brazil, 12.50%, 1/5/2016 (BRL)                               10,750,000              6,582,865


    TOTAL FOREIGN BONDS
    (Cost $6,489,929)                                                                                     6,582,865


    OTHER SECURITIES -- 0.22%
        Loan Participations -- 0.22%
         Mylan Laboratories, Inc., 8.49%, 10/2/2014                               10,000,000              9,800,000


                                                                                                          9,800,000


    TOTAL OTHER SECURITIES (Cost $9,800,000)                                                              9,800,000


    SHORT TERM INVESTMENTS -- 1.39%
         Prudential Funding LLC, 4.13%, 1/2/2008                                  62,000,000             61,992,887


    TOTAL SHORT TERM INVESTMENTS (Cost $61,992,887)                                                      61,992,887



    TOTAL INVESTMENTS -- 94.83% (Cost $3,629,078,829)                                                 4,209,675,642


    OTHER ASSETS LESS LIABILITIES -- 5.17%                                                              229,372,720



    NET ASSETS -- 100.00%                                                                             4,439,048,362

 Footnote Legend
+ Non-income producing

(1)   Investment in Affiliates
        Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:




                         Shares at            Gross           Gross           Shares at            Market Value           Dividend
     Issuer           Sept. 30, 2007        Additions      Reductions        Dec. 31,2007         Dec. 31, 2007           Income

Algonquin Power
Income Trust            4,183,700                 0            0              4,183,700            35,650,151              837,653
Reddy Ice               2,174,471           125,529            0              2,300,000            58,213,000              531,300
Quadra Realty
Trust, Inc.             1,981,800           387,600            0              2,369,400            19,049,976              644,477


Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's price may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
REMIC      Real Estate Mortgage Investment Conduit
AUD        Australian Dollar denominated
BRL        Brazilian Real denominated
EUR        Euro Dollar denominated
RUB        Russian Ruble denominated





Thornburg Global Opportunities Fund                                                               December 31, 2007


CUSIPS: CLASS A - 885-215-343, CLASS C - 885-215-335, CLASS I - 885-215-327
NASDAQ SYMBOLS: CLASS A - THOAX, CLASS C - THOCX, CLASS I - THOIX

                                                                                    Shares/
                                                                                   Principal
                                                                                     Amount                Value


    COMMON STOCK -- 91.60%
      BANKS -- 3.00%
        Commercial Banks -- 3.00%
         Shinhan Financial Group Co., Ltd.                                           350,700      $      20,044,282


                                                                                                         20,044,282

      CAPITAL GOODS -- 1.97%
        Trading Companies & Distributors -- 1.97%
         Babcock & Brown Air Ltd. ADR+                                               721,600             13,140,336


                                                                                                         13,140,336

      CONSUMER SERVICES -- 2.40%
        Hotels Restaurants & Leisure -- 2.40%
         OPAP SA                                                                     400,000             16,035,768


                                                                                                         16,035,768

      DIVERSIFIED FINANCIALS -- 8.58%
        Capital Markets -- 0.59%
         UBS AG                                                                       85,125              3,939,893
        Diversified Financial Services -- 7.99%
         Bovespa Holding SA+                                                         713,300             13,745,051
         Hong Kong Exchanges & Clearing Ltd.                                         393,100             11,131,464
         KKR Financial Holdings LLC                                                2,021,429             28,401,078


                                                                                                         57,217,486

      ENERGY -- 12.01%
        Oil, Gas & Consumable Fuels -- 12.01%
         Apache Corp.                                                                133,050             14,308,197
         Capital Product Partners LP                                                 609,157             15,082,727
         Chevron Corp.                                                               208,050             19,417,307
         China Petroleum & Chemical Corp.                                         17,000,000             25,639,316
         Eni S.p.A.                                                                  155,100              5,680,438


                                                                                                         80,127,985

      HEALTH CARE EQUIPMENT & SERVICES -- 4.66%
        Health Care Equipment & Supplies -- 1.12%
         Cremer SA+                                                                  808,800              7,497,303
        Health Care Technology -- 3.54%
         Eclipsys Corp.+                                                             932,606             23,604,258


                                                                                                         31,101,561

      INSURANCE -- 4.09%
        Insurance -- 4.09%
         Swiss Re                                                                    384,325             27,309,938


                                                                                                         27,309,938

      MATERIALS -- 9.04%
        Metals & Mining -- 9.04%
         Eastern Platinum Ltd.+                                                   10,314,000             29,992,583
         Freeport-McMoRan Copper & Gold, Inc.                                        296,000             30,322,240


                                                                                                         60,314,823

      MEDIA -- 2.95%
        Media -- 2.95%
         Comcast Corp.+                                                            1,087,800             19,710,936


                                                                                                         19,710,936

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES -- 7.43%
        Life Sciences Tools & Services -- 2.41%
         Bachem Holding AG                                                           190,500             16,102,857
        Pharmaceuticals -- 5.02%
         Roche Holding AG                                                             98,500             17,017,710
         Teva Pharmaceutical Industries Ltd. ADR                                     354,100             16,458,568


                                                                                                         49,579,135

      REAL ESTATE -- 6.02%
        Real Estate Investment Trusts -- 1.00%
         Quadra Realty Trust, Inc.                                                   830,823              6,679,817
        Real Estate Management & Development -- 5.02%
         Country Garden Holdings Co.+                                             12,100,000             14,028,266
         Soho China Ltd.+                                                         18,699,597             19,425,287


                                                                                                         40,133,370

      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.63%
        Semiconductors & Semiconductor Equipment -- 2.63%
         Intel Corp.                                                                 657,200             17,520,952


                                                                                                         17,520,952

      TECHNOLOGY HARDWARE & EQUIPMENT -- 4.38%
        Computers & Peripherals -- 4.38%
         Dell Inc.+                                                                1,193,100             29,242,881


                                                                                                         29,242,881

      TELECOMMUNICATION SERVICES -- 17.38%
        Diversified Telecommunication Services -- 5.60%
         France Telecom SA                                                           364,200             13,109,626
         Level 3 Communications, Inc.+                                             7,984,200             24,271,968
        Wireless Telecommunication Services -- 11.78%
         America Movil S.A. de C.V.                                                  498,600             30,609,054
         China Mobile Ltd.                                                         1,457,000             25,767,602
         Crown Castle International Corp.+                                           534,000             22,214,400


                                                                                                        115,972,650

      TRANSPORTATION -- 2.51%
        Transportation Infrastructure -- 2.51%
         Shenzhen Chiwan Wharf Holdings Ltd.                                       7,778,942             16,770,207


                                                                                                         16,770,207

      UTILITIES -- 2.55%
        Independent Power Producers & Energy Traders -- 2.55%
         PNOC Energy Development Corp.                                           107,814,100             16,978,599


                                                                                                         16,978,599


    TOTAL COMMON STOCK (Cost $579,616,338)                                                              611,200,908


    SHORT TERM INVESTMENTS -- 1.87%
         Prudential Funding LLC, 4.13%, 1/2/2008                                $ 12,500,000             12,498,566


    TOTAL SHORT TERM INVESTMENTS (Cost $12,498,566)                                                      12,498,566



    TOTAL INVESTMENTS -- 93.47% (Cost $592,114,904)                                               $     623,699,474


    OTHER ASSETS LESS LIABILITIES -- 6.53%                                                               43,565,981



    NET ASSETS -- 100.00%                                                                         $     667,265,455

 Footnote Legend
+ Non-income producing


Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's price may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt





Thornburg International Growth Fund                                                               December 31, 2007


CUSIPS: CLASS A - 885-215-319, CLASS C - 885-215-293, CLASS I - 885-215-244
NASDAQ SYMBOLS: CLASS A - TIGAX, CLASS C - TIGCX, CLASS I - TINGX

                                                                                     Shares/
                                                                                   Principal
                                                                                     Amount                 Value


    COMMON STOCK -- 83.58%
      BANKS -- 3.79%
        Commercial Banks -- 3.79%
         Asya Katilim Bankasi AS+                                                    236,100      $       2,215,483
         EFG Eurobank Ergasias                                                        63,430              2,233,127


                                                                                                          4,448,610

      CAPITAL GOODS -- 1.24%
        Machinery -- 1.24%
         Bolzoni SpA                                                                 256,700              1,456,196


                                                                                                          1,456,196

      CONSUMER DURABLES & APPAREL -- 3.41%
        Textiles, Apparel & Luxury Goods -- 3.41%
         Antichi Pellettieri SpA                                                      93,600              1,300,055
         Sprider Stores SA                                                           355,900              2,705,787


                                                                                                          4,005,842

      CONSUMER SERVICES -- 3.60%
        Hotels Restaurants & Leisure -- 3.60%
         Las Vegas Sands Corp.+                                                       41,064              4,231,645


                                                                                                          4,231,645

      DIVERSIFIED FINANCIALS -- 11.50%
        Capital Markets -- 1.39%
         EFG International                                                            40,600              1,631,674
        Diversified Financial Services -- 10.11%
         BM&F Brazil+                                                                414,000              5,814,607
         Bovespa Holding SA+                                                          86,700              1,670,680
         Deutsche Boerse AG                                                           13,800              2,738,932
         Philippine Stock Exchange, Inc.                                              66,500              1,643,367


                                                                                                         13,499,260

      FOOD, BEVERAGE &
      TOBACCO -- 10.63%
        Beverages -- 7.98%
         Carlsberg A/S Class A                                                        16,800              1,920,452
         Carlsberg A/S Class B                                                         7,000                846,855
         Coca Cola Icecek  A/S                                                       320,900              3,695,585
         Heineken Holding NV                                                          51,300              2,904,873
        Food Products -- 2.65%
         Nestle SA-REG                                                                 6,781              3,114,534


                                                                                                         12,482,299

      MATERIALS -- 2.50%
        Construction Materials -- 2.50%
         Cemex SAB de C.V. ADR+                                                      113,600              2,936,560


                                                                                                          2,936,560

      MEDIA -- 3.82%
        Media -- 3.82%
         Airmedia Group, Inc. ADR+                                                   147,900              3,310,002
         Naspers Ltd.                                                                 49,600              1,175,708


                                                                                                          4,485,710

      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
      SCIENCES -- 7.31%
        Pharmaceuticals -- 7.31%
         Glaxosmithkline ADR                                                          26,200              1,320,218
         Glaxosmithkline plc                                                          33,600                855,449
         Novo Nordisk A/S                                                             50,700              3,330,261
         Roche Holding AG                                                             17,800              3,075,282


                                                                                                          8,581,210

      REAL ESTATE -- 2.89%
        Real Estate Management & Development -- 2.89%
         Aldar Properties+                                                         1,030,300              3,394,839


                                                                                                          3,394,839

      SOFTWARE & SERVICES -- 3.41%
        Software -- 3.41%
         Amdocs Ltd.+                                                                116,200              4,005,414


                                                                                                          4,005,414

      TECHNOLOGY HARDWARE & EQUIPMENT -- 1.68%
        Electronic Equipment & Instruments -- 1.68%
         Smartrac NV+                                                                 36,100              1,968,695


                                                                                                          1,968,695

      TELECOMMUNICATION SERVICES -- 10.58%
        Diversified Telecommunication Services -- 4.64%
         PT Telekomunikasi Indonesia                                               2,084,000              2,252,073
         Telefonica SA                                                                98,200              3,190,200
        Wireless Telecommunication Services -- 5.94%
         America Movil SAB de C.V.                                                 1,191,400              3,656,845
         MTN Group Ltd.                                                              177,100              3,318,447


                                                                                                         12,417,565

      TRANSPORTATION -- 7.07%
        Marine -- 0.36%
         AS Tallink Grupp+                                                           275,700                423,242
        Transportation Infrastructure -- 6.71%
         China Merchants Holdings International Co., Ltd.                            124,000                772,873
         Flughafen Wien AG                                                            27,100              3,130,103
         HHLA+                                                                        44,500              3,968,736


                                                                                                          8,294,954

      UTILITIES -- 10.15%
        Electric Utilities -- 4.92%
         Cez A/S                                                                      40,825              3,061,970
         Oest Elektrizitats                                                           38,800              2,716,115
        Independent Power Producers & Energy Traders -- 2.97%
         PNOC Energy Development Corp.                                            22,164,400              3,490,457
        Multi-utilities -- 2.26%
         RWE AG                                                                       18,900              2,652,744


                                                                                                         11,921,286


    TOTAL COMMON STOCK (Cost $87,536,508)                                                                98,130,085


    SHORT TERM INVESTMENTS -- 3.83%
         American Express Credit Corp., 4.28%, 1/2/2008                         $  2,500,000              2,499,703
         Prudential Funding, LLC, 4.13%, 1/3/2008                                  2,000,000              1,999,541


    TOTAL SHORT TERM INVESTMENTS (Cost $4,499,244)                                                        4,499,244



    TOTAL INVESTMENTS -- 87.41% (Cost $92,035,752)                                                $     102,629,329


    OTHER ASSETS LESS LIABILITIES -- 12.59%                                                              14,781,558



    NET ASSETS -- 100.00%                                                                         $     117,410,887

 Footnote Legend
+ Non-income producing


Valuation of Investments: Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's price may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt





Thornburg Strategic Income Fund                                                                   December 31, 2007


CUSIPS: CLASS A - 885-215-228, CLASS C - 885-215-210, CLASS I - 885-215-194

NASDAQ SYMBOLS: CLASS A - TSIAX, CLASS C - TSCIX, CLASS I - TSIIX

                                                                                     Shares/
                                                                                   Principal
                                                                                     Amount                 Value


    COMMON STOCK -- 13.45%
      BANKS -- 1.71%
        Commercial Banks -- 1.71%
         Intesa Sanpaolo                                                              16,500      $         130,510


                                                                                                            130,510

      CONSUMER SERVICES -- 0.86%
        Hotels Restaurants & Leisure -- 0.86%
         Berjaya Sports Toto Berhad                                                   43,000                 65,664


                                                                                                             65,664

      DIVERSIFIED FINANCIALS -- 0.85%
        Capital Markets -- 0.85%
         GMP Capital Trust                                                             2,600                 65,069


                                                                                                             65,069

      FOOD, BEVERAGE &
      TOBACCO -- 2.52%
        Food Products -- 0.83%
         Reddy Ice Holdings, Inc.                                                      2,500                 63,275
        Tobacco -- 1.69%
         Altria Group, Inc.                                                            1,700                128,486


                                                                                                            191,761

      REAL ESTATE -- 1.58%
        Real Estate Investment Trusts -- 1.58%
         Quadra Realty Trust, Inc.                                                    15,000                120,600


                                                                                                            120,600

      TELECOMMUNICATION SERVICES -- 0.85%
        Diversified Telecommunication Services -- 0.85%
         Telstra Corp. Ltd.                                                           15,700                 64,653


                                                                                                             64,653

      TRANSPORTATION -- 0.86%
        Transportation Infrastructure -- 0.86%
         Hopewell Highway Infrastructure Ltd.                                         76,000                 65,304


                                                                                                             65,304

      UTILITIES -- 4.22%
        Electric Utilities -- 1.70%
         Enel S.p.A.                                                                  10,900                129,642
        Multi-utilities -- 2.52%
         Consolidated Edison, Inc.                                                     1,300                 63,505
         Energy East Corp.                                                             4,700                127,887


                                                                                                            321,034


    TOTAL COMMON STOCK (Cost $1,009,242)                                                                  1,024,595


    CORPORATE BONDS -- 12.72%
      BANKS -- 5.56%
        Commercial Banks -- 4.31%
         Bank of Scotland plc, 5.625%, 7/20/2009                                $     37,000                 37,585
         DBS Bank Ltd./Singapore, 5.125%, 5/16/2017                                  200,000                199,108
         Shinhan Bank, 6.819%, 9/20/2036                                             100,000                 91,204
        Thrifts & Mortgage Finance -- 1.25%
         Sovereign Bank, 5.125%, 3/15/2013                                           100,000                 95,494


                                                                                                            423,391

      DIVERSIFIED FINANCIALS -- 1.28%
        Capital Markets -- 1.28%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                                100,000                 97,658


                                                                                                             97,658

      ENERGY -- 1.94%
        Oil, Gas & Consumable Fuels -- 1.94%
         El Paso Corp., 7.75%, 6/15/2010                                              55,000                 57,423
         Enterprise Products Operating LP, 7.034%, 1/15/2068                         100,000                 90,644


                                                                                                            148,067

      FOOD, BEVERAGE &
      TOBACCO -- 1.32%
        Beverages -- 1.32%
         Constellation Brands, Inc., 8.375%, 12/15/2014                              100,000                100,250


                                                                                                            100,250

      TRANSPORTATION -- 1.33%
        Road & Rail -- 1.33%
         Hertz Corp., 8.875%, 1/1/2014                                               100,000                101,375


                                                                                                            101,375

      UTILITIES -- 1.29%
        Gas Utilities -- 1.29%
         Southern Union Co., 7.20%, 11/1/2066                                        100,000                 98,358


                                                                                                             98,358


    TOTAL CORPORATE BONDS (Cost $948,591)                                                                   969,099


    U.S. GOVERNMENT AGENCIES -- 0.28%
         Federal National Mtg. Association, 6.50%, 3/25/2024                          20,461                 21,171


    TOTAL U.S. GOVERNMENT AGENCIES (Cost $20,564)                                                            21,171


    U.S. TREASURY SECURITIES -- 9.27%
         United States Treasury Notes, 3.375%, 11/30/2012                            300,000                299,015
         United States Treasury Notes, 4.25%, 11/15/2017                             400,000                407,000


    TOTAL U.S. TREASURY SECURITIES (Cost $700,898)                                                          706,015


    FOREIGN BONDS -- 2.01%
         Republic of Brazil, 12.50%, 1/5/2016 (BRL)                                  250,000                153,090


    TOTAL FOREIGN BONDS
    (Cost $152,589)                                                                                         153,090


    ASSET BACKED SECURITIES -- 11.91%
         Banc of America Commerical Mtg., Inc. Series 2007-2 Class A1,
         5.421%, 1/10/2012                                                            37,629                 37,966
         Bear Stearns Commercial Mtg. Securities Series 2007-PW15 Class A1,
         5.016%, 2/11/2044                                                             4,654                  4,653
         Bear Stearns Commercial Mtg. Securities Series 2007-T26 Class A1,
         5.145%, 1/12/2045                                                            74,785                 74,933
         Bear Stearns Commercial Mtg. Securities Series 2007-T28 Class A1,
         5.422%, 9/11/2042                                                            29,680                 29,916
         Citigroup Commercial Mtg. Trust Series 2007-C6 Class A1, 5.622%,
         4/10/2012                                                                    88,514                 89,715
         Citigroup/Deutsche Bank Commercial Mtg. Series 2007-CD4 Class A1,
         4.977%, 12/11/2049                                                           55,644                 55,500
         Commercial Mtg. Pass-Through Certificates Series 2006-C8 Class A1,
         5.108%, 12/10/2046                                                           55,478                 55,556
         Credit Suisse Mtg. Capital Certificates Series 2007-C1 Class A1,
         5.227%, 2/15/2040                                                            26,735                 26,812
         Credit Suisse Mtg. Capital Certificates Series 2007-C2 Class A1,
         5.269%, 1/15/2049                                                            18,306                 18,374
         Credit Sussie Mtg. Capital Certificates Series 2007-C3 Class A1,
         5.664%, 6/15/2039                                                            23,484                 23,764
         CW Capital Colbalt Series 2007-C2 Class A1, 5.064%, 9/15/2011                33,076                 33,022
         Greenwhich Capital Commercial Funding Corp. Series 2007-GG9 Class
         A1, 5.233%, 3/10/2039                                                        31,514                 31,636
         GS Mtg. Securities Corp. II Series 2007-GG10 Class A1, 5.69%,
         8/10/2045                                                                    34,620                 35,106
         J P Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9
         Class A1, 5.17%, 5/15/2047                                                   47,502                 47,581
         J P Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LDPX
         Class A1, 5.122%, 1/15/2049                                                  22,203                 22,233
         LB-UBS Commercial Mtg. Trust Series 2007-C1 Class A1, 5.391%,
         2/15/2040                                                                    21,771                 21,939
            LB-UBS Commercial Mtg. Trust Series 2007-C2 Class A1, 5.226%,
         2/17/2040                                                                    18,633                 18,725
         Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-5
         Class A1, 4.275%, 8/12/2048                                                  17,875                 17,622
         Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-6
         Class A1, 5.175%, 3/12/2051                                                  22,314                 22,359
         Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
         2/20/2044                                                                    35,763                 35,886
         Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
         3/15/2044                                                                    32,496                 32,426
         Morgan Stanley Capital I Series 2007-IQ14 Class A1, 5.38%,
         4/15/2049                                                                    66,193                 66,616
         Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
         11/12/2049                                                                   50,365                 50,766
         Wachovia Bank Commercial Mtg. Trust Series 2007-C30 Class A1,
         5.031%, 12/15/2043                                                           31,874                 31,836
         Wachovia Bank Commercial Mtg. Trust Series 2007-C31 Class A1,
         5.14%, 4/15/2047                                                             22,357                 22,378


    TOTAL ASSET BACKED SECURITIES (Cost $823,956)                                                             907,320



    TOTAL INVESTMENTS -- 49.64% (Cost $3,655,840)                                                 $       3,781,290


    OTHER ASSETS LESS LIABILITIES -- 50.36%                                                               3,836,239



    NET ASSETS -- 100.00%                                                                         $       7,617,529

 Footnote Legend


Valuation of Investments: Debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Equity securities held by the Fund which are listed or traded on a national securities exchange are valued at the last reported sale price on the exchange that is the primary market for the security. Equity securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Equity securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign equity security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation. Quotations for foreign debt and equity securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the Trust's valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation. A debt obligation's price may be deemed unreliable by the Fund's management if management believes that the price is stale, does not reflect material factors affecting the issuer of the obligation, or is significantly different than the price the Fund is likely to obtain if it sought a bid for the obligation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using factors approved by the Trustees. An equity security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, an equity security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when serious questions about the reliability of the security's market value are created by developments occurring after the most recent close of the security's primary exchange or market, but before the next close of business for the Fund, or by an unusual event or significant period of time occurring since the availability of a market quotation for the security. Such events may include the merger or insolvency of an issuer, announcements respecting the prospects for a specific issuer or industry, natural disasters and political or social disruptions. In particular, prices for securities traded on a foreign exchange could become stale in some instances because of such events occurring after the close of that exchange.


Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
BRL        Brazilian Real denominated



Item 2. Controls and Procedures


(a) The registrant's principal executive officer and the principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to this report is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits


Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                          SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    February 15, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

Date:    February 15, 2008

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

Date:    February 15, 2008